UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024 – October 31, 2024

Item 1.	Reports to Stockholders.

(a)	Report of Shareholders.

OCTOBER 31, 2024

SEMI-ANNUAL

SHAREHOLDER REPORT

TICKER: DGIFX

DISCIPLINED GROWTH INVESTORS FUND

FUND OVERVIEW

This semi-annual shareholder report contains important information about Disciplined Growth Investors Fund for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at www.DGIfund.com. You can also request this information by contacting us at

1-855-DGI-FUND (344 3863) or dgi@alpsinc.com.

WHAT WERE THE FUND'S COST FOR THE SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Disciplined Growth Investors Fund	$39	0.78%

HOW DID THE FUND PERFORM LAST YEAR?

The DGI Fund returned 35.08% for the twelve months ended October 31, 2024. Stocks in the Fund returned 46.16% and bonds returned 9.80%. For comparison, The S&P 500 index increased 38.02%.

Stock selection drove Fund performance. Supermicro (SMCI) contributed 15.98% to the Fund’s overall performance and was the largest contributor by a significant margin. We trimmed the position during January and February 2024 which resulted in the capital gains we distributed to shareholders in July. Other top contributing stocks were Arista Networks (+2.67%,) Garmin (+2.16%), Royal Caribbean (+1.92%), and Intuitive Surgical (+1.59%). The five largest detractors were Viasat (-0.57%), Coterra Energy (-0.29%), Progyny(-0.29%), MSC Industrial (-0.21%), and Power Integrations (-0.21%).

Overall, 19 stocks contributed positively to the Fund’s total return and 19 detracted (had negative returns).

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Disciplined Growth Investors Fund - $16,587	S&P 500 Total Return Index - $33,950
10/31/2014	$10,000	$10,000
4/30/2015	$10,467	$10,440
10/31/2015	$10,111	$10,520
4/30/2016	$10,253	$10,566
10/31/2016	$10,835	$10,994
4/30/2017	$11,786	$12,459
10/31/2017	$12,401	$13,593
4/30/2018	$12,936	$14,112
10/31/2018	$13,341	$14,591
4/30/2019	$14,843	$16,016
10/31/2019	$14,983	$16,681
4/30/2020	$14,132	$16,154
10/31/2020	$16,301	$18,301
4/30/2021	$20,774	$23,582
10/31/2021	$21,193	$26,155
4/30/2022	$18,310	$23,632
10/31/2022	$17,372	$22,334
4/30/2023	$18,616	$24,262
10/31/2023	$19,997	$24,599
4/30/2024	$26,985	$29,760
10/31/2024	$27,012	$33,950

AVERAGE ANNUAL TOTAL RETURNS

Disciplined Growth Investors Fund	1 Year	5 Year	10 Year
Disciplined Growth Investors Fund	35.08%	12.51%	10.45%
S&P 500 Total Return Index	38.02%	15.27%	13.00%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-855-344-3863 for current month-end performance.

PROFILE

  Total Net Assets$527,641,275
  # of Portfolio Holdings138
  Portfolio Turnover Rate8%
  Advisory Fees Paid$2,113,550

WHAT DID THE FUND INVEST IN?

INDUSTRY SECTOR ALLOCATION

(as a % of Net Assets)

Value	Value
Technology	36.3%
Consumer Discretionary	15.2%
Energy	9.6%
Utilities	6.6%
Government	6.4%
Health Care	6.0%
Industrials	5.3%
Communications	3.0%
Financials	2.8%
Producer Durables	2.4%
Other Sectors	6.0%
Cash, Cash Equivalents, & Other Net Assets	0.4%

EQUITY: TOP 10 HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Note	5.2%
Arista Networks, Inc.	4.4%
Plexus Corp.	4.3%
Pure Storage, Inc.	3.7%
Garmin, Ltd.	3.6%
Super Micro Computer, Inc.	2.8%
Akamai Technologies, Inc.	2.7%
Intuitive Surgical, Inc.	2.6%
Royal Caribbean Cruises, Ltd.	2.6%
InterDigital, Inc.	2.5%

FIXED INCOME: QUALITY STRUCTURE

(as a % of Net Assets)

Value	Value
Baa1	2.9%
Ba1	2.7%
Baa2	2.5%
Aaa	1.2%

ASSET WEIGHTING

(as a % of Net Assets)

Value	Value
Common Stock	70.0%
Corporate Bond	23.2%
Government Bond	6.4%
Cash, Cash Equivalents, & Other Net Assets	0.4%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.dgifund.com/geeks-lawyers/literature-forms.

DISCIPLINED GROWTH INVESTORS FUND

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

TICKER: DGIFX

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-855-DGI-Fund (344-3863).

Contact Us

1-855-DGI-FUND (344-3863)

Distributor, ALPS Distributors, Inc.

317609394–SA–10312024

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS A: HSSAX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - A for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - A	$140	1.85%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $14,674	Class A - Load - $13,975	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$14,674	$13,975	$21,460	$32,298	$21,515
10/31/23	$9,817	$9,349	$16,006	$23,429	$14,790
10/31/22	$12,622	$12,020	$17,506	$21,617	$17,968
10/31/21	$29,785	$28,367	$21,490	$25,894	$19,953
10/31/20	$13,142	$12,516	$14,251	$17,995	$12,460
10/31/19	$15,494	$14,756	$14,270	$16,337	$15,183
10/31/18	$15,844	$15,090	$13,603	$14,395	$13,869
10/31/17	$16,562	$15,773	$13,355	$13,504	$14,169
10/31/16	$11,818	$11,255	$10,446	$10,892	$11,287
10/31/15	$11,810	$11,248	$10,034	$10,449	$10,431
10/31/14	$10,000	$9,524	$10,000	$10,000	$10,000

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	49.48%	-1.08%	3.91%
Class A - Load	42.37%	-2.04%	3.40%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$51,004,169
  # of Portfolio Holdings73
  Portfolio Turnover Rate57%
  Advisory Fees Paid$246,442

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS A : HSSAX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609246–SA–10312024

EMERALD FINANCE & BANKING INNOVATION FUND

CLASS C: HSSCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - C for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - C	$189	2.50%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $13,752	Class C - Load - $13,752	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$13,752	$13,752	$21,460	$32,298	$21,515
10/31/23	$9,259	$9,259	$16,006	$23,429	$14,790
10/31/22	$11,984	$11,984	$17,506	$21,617	$17,968
10/31/21	$28,469	$28,469	$21,490	$25,894	$19,953
10/31/20	$12,644	$12,644	$14,251	$17,995	$12,460
10/31/19	$14,998	$14,998	$14,270	$16,337	$15,183
10/31/18	$15,442	$15,442	$13,603	$14,395	$13,869
10/31/17	$16,248	$16,248	$13,355	$13,504	$14,169
10/31/16	$11,667	$11,667	$10,446	$10,892	$11,287
10/31/15	$11,735	$11,735	$10,034	$10,449	$10,431
10/31/14	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	48.53%	-1.72%	3.24%
Class C - Load	47.53%	-1.72%	3.24%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$51,004,169
  # of Portfolio Holdings73
  Portfolio Turnover Rate57%
  Advisory Fees Paid$246,442

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - CLASS C : HSSCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609238–SA–10312024

EMERALD FINANCE & BANKING INNOVATION FUND

INSTITUTIONAL: HSSIX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Institutional for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Institutional	$116	1.54%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Institutional - $15,188	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$15,188	$21,460	$32,298	$21,515
10/31/23	$10,126	$16,006	$23,429	$14,790
10/31/22	$12,972	$17,506	$21,617	$17,968
10/31/21	$30,507	$21,490	$25,894	$19,953
10/31/20	$13,412	$14,251	$17,995	$12,460
10/31/19	$15,753	$14,270	$16,337	$15,183
10/31/18	$16,054	$13,603	$14,395	$13,869
10/31/17	$16,725	$13,355	$13,504	$14,169
10/31/16	$11,893	$10,446	$10,892	$11,287
10/31/15	$11,849	$10,034	$10,449	$10,431
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	50.00%	-0.73%	4.27%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$51,004,169
  # of Portfolio Holdings73
  Portfolio Turnover Rate57%
  Advisory Fees Paid$246,442

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INSTITUTIONAL : HSSIX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609212–SA–10312024

EMERALD FINANCE & BANKING INNOVATION FUND

INVESTOR: FFBFX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Finance & Banking Innovation Fund - Investor for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Finance & Banking Innovation Fund - Investor	$143	1.90%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $14,656	Russell 2000® Index TR - $21,460	Russell 3000® Index - $32,298	Russell 2000® Financial Services Index TR - $21,515
10/31/24	$14,656	$21,460	$32,298	$21,515
10/31/23	$9,810	$16,006	$23,429	$14,790
10/31/22	$12,618	$17,506	$21,617	$17,968
10/31/21	$29,786	$21,490	$25,894	$19,953
10/31/20	$13,146	$14,251	$17,995	$12,460
10/31/19	$15,503	$14,270	$16,337	$15,183
10/31/18	$15,859	$13,603	$14,395	$13,869
10/31/17	$16,566	$13,355	$13,504	$14,169
10/31/16	$11,814	$10,446	$10,892	$11,287
10/31/15	$11,814	$10,034	$10,449	$10,431
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	49.40%	-1.12%	3.90%
Russell 2000® Index TR	34.07%	8.50%	7.94%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Financial Services Index TR	45.46%	7.22%	7.96%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$51,004,169
  # of Portfolio Holdings73
  Portfolio Turnover Rate57%
  Advisory Fees Paid$246,442

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Financials	85.21%
Financial	7.38%
Financial Services	6.10%
Industrials	0.00%
Cash, Cash Equivalents, & Other Net Assets	1.31%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
Northeast Bancorp	4.70%
Metropolitan Bank Holding Corp.	4.19%
Axos Financial, Inc.	4.15%
Kinsale Capital Group, Inc.	3.38%
Skyward Specialty Insurance Group, Inc.	3.35%
Western Alliance Bancorp	2.93%
LendingTree, Inc.	2.81%
Finwise Bancorp	2.80%
Mechanics Bank/Walnut Creek CA	2.75%
First Internet Bancorp	2.31%
Total % of Top 10 Holdings	33.37%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-finance-banking-innovation-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD FINANCE & BANKING INNOVATION FUND - INVESTOR : FFBFX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609220–SA–10312024

EMERALD GROWTH FUND

CLASS A: HSPGX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - A for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - A	$70	1.08%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $25,124	Class A - Load - $23,929	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$25,124	$23,929	$21,890	$32,298
10/31/23	$17,841	$16,993	$16,037	$23,429
10/31/22	$19,392	$18,470	$17,362	$21,617
10/31/21	$25,796	$24,570	$23,469	$25,894
10/31/20	$19,033	$18,128	$16,951	$17,995
10/31/19	$15,886	$15,131	$14,952	$16,337
10/31/18	$14,849	$14,143	$14,053	$14,395
10/31/17	$14,238	$13,561	$13,495	$13,504
10/31/16	$10,585	$10,081	$10,302	$10,892
10/31/15	$10,976	$10,454	$10,352	$10,449
10/31/14	$10,000	$9,525	$10,000	$10,000

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	40.82%	9.60%	9.65%
Class A - Load	34.15%	8.54%	9.12%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$947,447,405
  # of Portfolio Holdings122
  Portfolio Turnover Rate109%
  Advisory Fees Paid$3,025,851

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS A : HSPGX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609287–SA–10312024

EMERALD GROWTH FUND

CLASS C: HSPCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - C for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - C	$112	1.74%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $23,529	Class C - Load - $23,529	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$23,529	$23,529	$21,890	$32,298
10/31/23	$16,831	$16,831	$16,037	$23,429
10/31/22	$18,414	$18,414	$17,362	$21,617
10/31/21	$24,649	$24,649	$23,469	$25,894
10/31/20	$18,307	$18,307	$16,951	$17,995
10/31/19	$15,374	$15,374	$14,952	$16,337
10/31/18	$14,466	$14,466	$14,053	$14,395
10/31/17	$13,962	$13,962	$13,495	$13,504
10/31/16	$10,451	$10,451	$10,302	$10,892
10/31/15	$10,905	$10,905	$10,352	$10,449
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	39.80%	8.88%	8.93%
Class C - Load	38.80%	8.88%	8.93%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$947,447,405
  # of Portfolio Holdings122
  Portfolio Turnover Rate109%
  Advisory Fees Paid$3,025,851

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - CLASS C : HSPCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609279–SA–10312024

EMERALD GROWTH FUND

INSTITUTIONAL: FGROX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Institutional for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Institutional	$50	0.78%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Institutional - $25,913	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$25,913	$21,890	$32,298
10/31/23	$18,352	$16,037	$23,429
10/31/22	$19,886	$17,362	$21,617
10/31/21	$26,373	$23,469	$25,894
10/31/20	$19,395	$16,951	$17,995
10/31/19	$16,140	$14,952	$16,337
10/31/18	$15,035	$14,053	$14,395
10/31/17	$14,372	$13,495	$13,504
10/31/16	$10,653	$10,302	$10,892
10/31/15	$11,007	$10,352	$10,449
10/31/14	$10,000	$10,000	$10,000

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	41.21%	9.93%	9.99%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$947,447,405
  # of Portfolio Holdings122
  Portfolio Turnover Rate109%
  Advisory Fees Paid$3,025,851

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INSTITUTIONAL : FGROX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609253–SA–10312024

EMERALD GROWTH FUND

INVESTOR: FFGRX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Growth Fund - Investor for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-growth-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Growth Fund - Investor	$73	1.13%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $25,029	Russell 2000® Growth Index TR - $21,890	Russell 3000® Index - $32,298
10/31/24	$25,029	$21,890	$32,298
10/31/23	$17,781	$16,037	$23,429
10/31/22	$19,341	$17,362	$21,617
10/31/21	$25,736	$23,469	$25,894
10/31/20	$18,995	$16,951	$17,995
10/31/19	$15,857	$14,952	$16,337
10/31/18	$14,829	$14,053	$14,395
10/31/17	$14,223	$13,495	$13,504
10/31/16	$10,581	$10,302	$10,892
10/31/15	$10,979	$10,352	$10,449
10/31/14	$10,000	$10,000	$10,000

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	40.76%	9.56%	9.61%
Russell 2000® Growth Index TR	36.49%	7.92%	8.15%
Russell 3000® Index	37.86%	14.60%	12.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$947,447,405
  # of Portfolio Holdings122
  Portfolio Turnover Rate109%
  Advisory Fees Paid$3,025,851

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Health Care	24.48%
Industrials	22.33%
Technology	21.47%
Financials	8.74%
Consumer Discretionary	5.48%
Consumer, Non-cyclical	4.64%
Financial	3.95%
Consumer Staples	3.08%
Energy	1.81%
Telecommunications	1.35%
Real Estate	1.27%
Financial Services	0.51%
Producer Durables	0.39%
Cash, Cash Equivalents, & Other Net Assets	0.50%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
F/m Emerald Life Sciences Innovation ETF	5.25%
FTAI Aviation Ltd	3.06%
Freshpet, Inc.	2.82%
Credo Technology Group Holding, Ltd.	2.55%
Q2 Holdings, Inc.	2.15%
AeroVironment, Inc.	2.02%
Palomar Holdings, Inc.	1.89%
Skyward Specialty Insurance Group, Inc.	1.78%
Kratos Defense & Security Solutions, Inc.	1.77%
Varonis Systems, Inc.	1.76%
Total % of Top 10 Holdings	25.05%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-growth-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD GROWTH FUND - INVESTOR : FFGRX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

317609261–SA–10312024

EMERALD INSIGHTS FUND

CLASS A: EFCAX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - A for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - A	$88	1.35%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class A - NAV - $33,281	Class A - Load - $31,698	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$33,281	$31,698	$28,880	$32,298	$42,855
10/31/23	$24,024	$22,881	$20,826	$23,429	$29,880
10/31/22	$21,005	$20,005	$20,151	$21,617	$25,469
10/31/21	$30,006	$28,578	$28,358	$25,894	$33,812
10/31/20	$19,498	$18,571	$20,339	$17,995	$23,675
10/31/19	$14,336	$13,654	$16,790	$16,337	$18,467
10/31/18	$12,840	$12,229	$14,118	$14,395	$15,874
10/31/17	$12,106	$11,530	$13,301	$13,504	$14,405
10/31/16	$9,794	$9,328	$10,536	$10,892	$11,098
10/31/15	$10,255	$9,767	$10,494	$10,449	$10,872
10/31/14	$10,000	$9,524	$10,000	$10,000	$10,000

Average Annual Total Returns

Class A	1 Year	5 Year	10 Year
Class A - NAV	38.53%	18.35%	12.78%
Class A - Load	31.92%	17.19%	12.23%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$23,113,274
  # of Portfolio Holdings68
  Portfolio Turnover Rate115%
  Advisory Fees Paid$85,448

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - CLASS A : EFCAX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

31761R831–SA–10312024

EMERALD INSIGHTS FUND

CLASS C: EFCCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - C for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - C	$131	2.01%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Class C - NAV - $31,136	Class C - Load - $31,136	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$31,136	$31,136	$28,880	$32,298	$42,855
10/31/23	$22,621	$22,621	$20,826	$23,429	$29,880
10/31/22	$19,919	$19,919	$20,151	$21,617	$25,469
10/31/21	$28,633	$28,633	$28,358	$25,894	$33,812
10/31/20	$18,735	$18,735	$20,339	$17,995	$23,675
10/31/19	$13,857	$13,857	$16,790	$16,337	$18,467
10/31/18	$12,493	$12,493	$14,118	$14,395	$15,874
10/31/17	$11,855	$11,855	$13,301	$13,504	$14,405
10/31/16	$9,657	$9,657	$10,536	$10,892	$11,098
10/31/15	$10,177	$10,177	$10,494	$10,449	$10,872
10/31/14	$10,000	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Class C	1 Year	5 Year	10 Year
Class C - NAV	37.64%	17.58%	12.03%
Class C - Load	36.64%	17.58%	12.03%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$23,113,274
  # of Portfolio Holdings68
  Portfolio Turnover Rate115%
  Advisory Fees Paid$85,448

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - CLASS C : EFCCX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

31761R823–SA–10312024

EMERALD INSIGHTS FUND

INSTITUTIONAL: EFCIX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - Institutional for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Institutional	$68	1.05%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Institutional - $34,270	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$34,270	$28,880	$32,298	$42,855
10/31/23	$24,670	$20,826	$23,429	$29,880
10/31/22	$21,503	$20,151	$21,617	$25,469
10/31/21	$30,626	$28,358	$25,894	$33,812
10/31/20	$19,847	$20,339	$17,995	$23,675
10/31/19	$14,539	$16,790	$16,337	$18,467
10/31/18	$12,987	$14,118	$14,395	$15,874
10/31/17	$12,214	$13,301	$13,504	$14,405
10/31/16	$9,853	$10,536	$10,892	$11,098
10/31/15	$10,274	$10,494	$10,449	$10,872
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Institutional	1 Year	5 Year	10 Year
Institutional	38.91%	18.71%	13.11%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$23,113,274
  # of Portfolio Holdings68
  Portfolio Turnover Rate115%
  Advisory Fees Paid$85,448

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - INSTITUTIONAL : EFCIX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

31761R815–SA–10312024

EMERALD INSIGHTS FUND

INVESTOR: EFCNX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

FUND OVERVIEW

This semi-annual shareholder report shareholder report contains important information about Emerald Insights Fund - Investor for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://www.emeraldmutualfunds.com/literature/emerald-insights-fund. You can also request this information by contacting us at (855) 828-9909.

WHAT WERE THE FUND’S COST FOR LAST SIX-MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Emerald Insights Fund - Investor	$91	1.40%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Investor - $33,116	Russell Midcap® Growth Index TR - $28,880	Russell 3000® Index - $32,298	Russell 3000® Growth Index TR - $42,855
10/31/24	$33,116	$28,880	$32,298	$42,855
10/31/23	$23,922	$20,826	$23,429	$29,880
10/31/22	$20,923	$20,151	$21,617	$25,469
10/31/21	$29,894	$28,358	$25,894	$33,812
10/31/20	$19,440	$20,339	$17,995	$23,675
10/31/19	$14,304	$16,790	$16,337	$18,467
10/31/18	$12,804	$14,118	$14,395	$15,874
10/31/17	$12,078	$13,301	$13,504	$14,405
10/31/16	$9,784	$10,536	$10,892	$11,098
10/31/15	$10,245	$10,494	$10,449	$10,872
10/31/14	$10,000	$10,000	$10,000	$10,000

Average Annual Total Returns

Investor	1 Year	5 Year	10 Year
Investor	38.43%	18.28%	12.72%
Russell Midcap® Growth Index TR	38.67%	11.46%	11.19%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 3000® Growth Index TR	43.42%	18.34%	15.66%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call (855) 828-9909 for current month-end performance.

Fund Statistics

  Total Net Assets$23,113,274
  # of Portfolio Holdings68
  Portfolio Turnover Rate115%
  Advisory Fees Paid$85,448

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Technology	48.50%
Health Care	16.47%
Consumer Discretionary	13.18%
Industrials	7.02%
Energy	4.82%
Financials	3.03%
Consumer Staples	2.15%
Utilities	1.50%
Telecommunications	1.43%
Financial	0.99%
Consumer, Non-cyclical	0.38%
Cash, Cash Equivalents, & Other Net Assets	0.53%

Top Ten Holdings

(as a % of Net Assets)

Top 10	% TNA
NVIDIA Corp.	12.04%
Microsoft Corp.	9.45%
Apple, Inc.	8.82%
Amazon.com, Inc.	5.67%
Alphabet, Inc.	4.85%
Meta Platforms, Inc.	4.08%
Broadcom, Ltd.	2.79%
WaVe Life Sciences, Ltd.	2.04%
Eli Lilly & Co.	2.02%
Insmed, Inc.	1.79%
Total % of Top 10 Holdings	53.55%

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.emeraldmutualfunds.com/literature/emerald-insights-fund.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent (855) 828-9909.

Contact Us:

Phone: (855) 828-9909

EMERALD INSIGHTS FUND - INVESTOR : EFCNX

SEMI-ANNUAL SHAREHOLDER REPORT - OCTOBER 31, 2024

Distributor, ALPS Distributors, Inc.

31761R799–SA–10312024

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Institutional Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Institutional Class	$4	0.86%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Growth and Income Fund’s Institutional Class returned 2.93%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $12.22 per share. In June, the Fund paid a semi-annual distribution of $0.193 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception, to $5.302. The Fund finished the period with a value of $12.38 per share.

Performance during the period can be divided into two distinct periods: all that occurred prior to September 24th, when China’s authorities announced economic stimulus plans, and everything that occurred afterward. Until that day, emerging markets shares moved mostly sideways and slightly higher. The markets were led by Indian shares and semiconductor stocks; the Fund was lifted by corporate financial results. After the China stimulus announcements, Chinese stocks rose markedly, lifting the indices from their doldrums. The Fund profited from its China holdings, but the benchmarks’ greater allocation to China ensured their outperformance for the period.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Seafarer Overseas Growth and Income Fund - Institutional Class $15,198	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $15,308	Morningstar EM Net Return USD Index $15,071
10/14	$10,000	$10,000	$10,000
11/14	$9,830	$9,896	$9,901
12/14	$9,535	$9,446	$9,492
01/15	$9,796	$9,559	$9,595
02/15	$10,162	$9,824	$9,851
03/15	$10,353	$9,711	$9,734
04/15	$11,014	$10,405	$10,479
05/15	$10,771	$10,140	$10,120
06/15	$10,578	$9,886	$9,834
07/15	$10,194	$9,308	$9,149
08/15	$9,293	$8,425	$8,345
09/15	$9,040	$8,240	$8,128
10/15	$9,608	$8,800	$8,701
11/15	$9,346	$8,564	$8,381
12/15	$9,137	$8,376	$8,212
01/16	$8,846	$7,769	$7,675
02/16	$8,855	$7,756	$7,654
03/16	$9,921	$8,718	$8,632
04/16	$10,097	$8,811	$8,721
05/16	$9,745	$8,534	$8,390
06/16	$10,211	$8,850	$8,755
07/16	$10,513	$9,305	$9,193
08/16	$10,539	$9,512	$9,394
09/16	$10,682	$9,597	$9,485
10/16	$10,602	$9,604	$9,501
11/16	$9,882	$9,216	$9,080
12/16	$9,990	$9,261	$9,113
01/17	$10,394	$9,740	$9,578
02/17	$10,770	$10,075	$9,900
03/17	$11,111	$10,337	$10,170
04/17	$11,246	$10,532	$10,348
05/17	$11,488	$10,784	$10,606
06/17	$11,540	$10,886	$10,677
07/17	$11,775	$11,463	$11,220
08/17	$11,820	$11,703	$11,455
09/17	$11,766	$11,649	$11,405
10/17	$12,010	$12,018	$11,806
11/17	$12,263	$12,069	$11,881
12/17	$12,608	$12,510	$12,349
01/18	$13,172	$13,480	$13,288
02/18	$12,543	$12,883	$12,690
03/18	$12,580	$12,695	$12,464
04/18	$12,155	$12,695	$12,479
05/18	$11,868	$12,310	$12,003
06/18	$11,288	$11,784	$11,474
07/18	$11,717	$12,050	$11,735
08/18	$11,577	$11,741	$11,479
09/18	$11,446	$11,581	$11,390
10/18	$10,317	$10,630	$10,423
11/18	$10,578	$11,093	$10,879
12/18	$10,323	$10,853	$10,679
01/19	$11,296	$11,659	$11,554
02/19	$11,427	$11,688	$11,602
03/19	$11,517	$11,882	$11,681
04/19	$11,648	$12,052	$11,899
05/19	$10,855	$11,267	$11,125
06/19	$11,691	$11,897	$11,766
07/19	$11,610	$11,779	$11,599
08/19	$11,477	$11,258	$11,069
09/19	$11,651	$11,474	$11,294
10/19	$12,140	$11,922	$11,783
11/19	$12,130	$11,892	$11,774
12/19	$12,717	$12,753	$12,614
01/20	$12,078	$12,309	$12,026
02/20	$11,542	$11,699	$11,362
03/20	$9,770	$9,875	$9,493
04/20	$10,677	$10,768	$10,414
05/20	$11,027	$10,898	$10,574
06/20	$11,668	$11,749	$11,358
07/20	$12,394	$12,927	$12,323
08/20	$12,850	$13,299	$12,628
09/20	$12,861	$12,994	$12,381
10/20	$12,840	$13,261	$12,645
11/20	$14,219	$14,515	$13,904
12/20	$15,540	$15,526	$14,936
01/21	$15,783	$15,942	$15,308
02/21	$15,751	$16,093	$15,505
03/21	$16,015	$15,804	$15,314
04/21	$16,258	$16,300	$15,771
05/21	$16,607	$16,807	$16,127
06/21	$16,779	$16,843	$16,179
07/21	$16,372	$15,931	$15,176
08/21	$16,447	$16,315	$15,544
09/21	$15,440	$15,869	$15,009
10/21	$15,665	$16,016	$15,122
11/21	$14,808	$15,585	$14,561
12/21	$15,178	$15,894	$14,886
01/22	$14,937	$15,332	$14,555
02/22	$14,845	$15,050	$14,236
03/22	$14,696	$14,580	$14,002
04/22	$13,916	$13,730	$13,294
05/22	$14,478	$13,778	$13,317
06/22	$13,339	$13,032	$12,361
07/22	$13,641	$13,050	$12,393
08/22	$13,467	$13,094	$12,518
09/22	$12,111	$11,707	$11,131
10/22	$12,528	$11,378	$10,854
11/22	$13,826	$12,752	$12,313
12/22	$13,403	$12,616	$12,163
01/23	$14,301	$13,516	$13,015
02/23	$13,545	$12,797	$12,267
03/23	$13,935	$13,080	$12,595
04/23	$13,911	$12,988	$12,499
05/23	$13,864	$12,756	$12,338
06/23	$14,418	$13,188	$12,801
07/23	$15,149	$13,939	$13,587
08/23	$14,526	$13,233	$12,868
09/23	$14,130	$12,928	$12,589
10/23	$13,434	$12,434	$12,060
11/23	$14,478	$13,350	$13,040
12/23	$15,321	$13,814	$13,567
01/24	$14,644	$13,147	$13,035
02/24	$15,140	$13,782	$13,599
03/24	$15,273	$14,006	$13,868
04/24	$14,765	$14,158	$13,960
05/24	$14,632	$14,191	$14,061
06/24	$14,891	$14,560	$14,584
07/24	$15,198	$14,629	$14,636
08/24	$15,689	$14,791	$14,843
09/24	$15,971	$15,961	$15,760
10/24	$15,198	$15,308	$15,071

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Institutional Class (Incep. February 15, 2012)	13.13%	4.60%	4.27%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	4.35%
Morningstar EM Net Return USD Index	24.97%	5.05%	4.19%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$3,320,400,850
# of Portfolio Holdings	52
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$12,455,728

What did the Fund invest in?

October 31, 2024

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Utilities	1.3%
Real Estate	2.4%
Energy	2.7%
Communications	2.9%
Materials	4.9%
Health Care	7.9%
Industrials	8.6%
Technology	13.3%
Consumer Staples	15.2%
Consumer Discretionary	16.6%
Financials	21.5%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.7%
Samsung Biologics Co., Ltd.	3.4%
Singapore Exchange, Ltd.	3.1%
Sanlam, Ltd.	3.1%
Richter Gedeon Nyrt	2.9%
Bank Central Asia Tbk PT	2.9%
L&T Technology Services, Ltd.	2.8%
Accton Technology Corp.	2.8%
DBS Group Holdings, Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
Total % of Top 10 Holdings	31.9%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Emerging Europe	5.4%
Other	5.5%
Middle East & Africa	7.5%
Latin America	13.1%
East & South Asia	65.8%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	88.3%
ADR	7.2%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	2.7%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609295–SA–10312024

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Investor Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Investor Class	$5	0.96%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Growth and Income Fund’s Investor Class returned 2.85%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $12.14 per share. In June, the Fund paid a semi-annual distribution of $0.191 per share. That payment brought the cumulative distribution per share, as measured from the Fund’s inception, to $5.192. The Fund finished the period with a value of $12.29 per share.

Performance during the period can be divided into two distinct periods: all that occurred prior to September 24th, when China’s authorities announced economic stimulus plans, and everything that occurred afterward. Until that day, emerging markets shares moved mostly sideways and slightly higher. The markets were led by Indian shares and semiconductor stocks; the Fund was lifted by corporate financial results. After the China stimulus announcements, Chinese stocks rose markedly, lifting the indices from their doldrums. The Fund profited from its China holdings, but the benchmarks’ greater allocation to China ensured their outperformance for the period.

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Seafarer Overseas Growth and Income Fund - Investor Class $15,031	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $15,308	Morningstar EM Net Return USD Index $15,071
10/14	$10,000	$10,000	$10,000
11/14	$9,839	$9,896	$9,901
12/14	$9,534	$9,446	$9,492
01/15	$9,795	$9,559	$9,595
02/15	$10,161	$9,824	$9,851
03/15	$10,352	$9,711	$9,734
04/15	$11,005	$10,405	$10,479
05/15	$10,762	$10,140	$10,120
06/15	$10,568	$9,886	$9,834
07/15	$10,183	$9,308	$9,149
08/15	$9,282	$8,425	$8,345
09/15	$9,028	$8,240	$8,128
10/15	$9,597	$8,800	$8,701
11/15	$9,335	$8,564	$8,381
12/15	$9,122	$8,376	$8,212
01/16	$8,840	$7,769	$7,675
02/16	$8,840	$7,756	$7,654
03/16	$9,897	$8,718	$8,632
04/16	$10,082	$8,811	$8,721
05/16	$9,721	$8,534	$8,390
06/16	$10,186	$8,850	$8,755
07/16	$10,487	$9,305	$9,193
08/16	$10,514	$9,512	$9,394
09/16	$10,656	$9,597	$9,485
10/16	$10,576	$9,604	$9,501
11/16	$9,857	$9,216	$9,080
12/16	$9,968	$9,261	$9,113
01/17	$10,362	$9,740	$9,578
02/17	$10,739	$10,075	$9,900
03/17	$11,079	$10,337	$10,170
04/17	$11,205	$10,532	$10,348
05/17	$11,456	$10,784	$10,606
06/17	$11,506	$10,886	$10,677
07/17	$11,732	$11,463	$11,220
08/17	$11,777	$11,703	$11,455
09/17	$11,723	$11,649	$11,405
10/17	$11,976	$12,018	$11,806
11/17	$12,220	$12,069	$11,881
12/17	$12,557	$12,510	$12,349
01/18	$13,121	$13,480	$13,288
02/18	$12,493	$12,883	$12,690
03/18	$12,530	$12,695	$12,464
04/18	$12,114	$12,695	$12,479
05/18	$11,818	$12,310	$12,003
06/18	$11,237	$11,784	$11,474
07/18	$11,665	$12,050	$11,735
08/18	$11,526	$11,741	$11,479
09/18	$11,395	$11,581	$11,390
10/18	$10,267	$10,630	$10,423
11/18	$10,528	$11,093	$10,879
12/18	$10,273	$10,853	$10,679
01/19	$11,236	$11,659	$11,554
02/19	$11,366	$11,688	$11,602
03/19	$11,466	$11,882	$11,681
04/19	$11,586	$12,052	$11,899
05/19	$10,795	$11,267	$11,125
06/19	$11,628	$11,897	$11,766
07/19	$11,546	$11,779	$11,599
08/19	$11,414	$11,258	$11,069
09/19	$11,587	$11,474	$11,294
10/19	$12,066	$11,922	$11,783
11/19	$12,066	$11,892	$11,774
12/19	$12,636	$12,753	$12,614
01/20	$12,008	$12,309	$12,026
02/20	$11,473	$11,699	$11,362
03/20	$9,714	$9,875	$9,493
04/20	$10,609	$10,768	$10,414
05/20	$10,959	$10,898	$10,574
06/20	$11,586	$11,749	$11,358
07/20	$12,311	$12,927	$12,323
08/20	$12,767	$13,299	$12,628
09/20	$12,777	$12,994	$12,381
10/20	$12,746	$13,261	$12,645
11/20	$14,123	$14,515	$13,904
12/20	$15,435	$15,526	$14,936
01/21	$15,677	$15,942	$15,308
02/21	$15,646	$16,093	$15,505
03/21	$15,909	$15,804	$15,314
04/21	$16,141	$16,300	$15,771
05/21	$16,489	$16,807	$16,127
06/21	$16,658	$16,843	$16,179
07/21	$16,252	$15,931	$15,176
08/21	$16,327	$16,315	$15,544
09/21	$15,333	$15,869	$15,009
10/21	$15,547	$16,016	$15,122
11/21	$14,702	$15,585	$14,561
12/21	$15,063	$15,894	$14,886
01/22	$14,823	$15,332	$14,555
02/22	$14,731	$15,050	$14,236
03/22	$14,583	$14,580	$14,002
04/22	$13,804	$13,730	$13,294
05/22	$14,365	$13,778	$13,317
06/22	$13,227	$13,032	$12,361
07/22	$13,527	$13,050	$12,393
08/22	$13,354	$13,094	$12,518
09/22	$12,001	$11,707	$11,131
10/22	$12,429	$11,378	$10,854
11/22	$13,701	$12,752	$12,313
12/22	$13,280	$12,616	$12,163
01/23	$14,175	$13,516	$13,015
02/23	$13,421	$12,797	$12,267
03/23	$13,810	$13,080	$12,595
04/23	$13,786	$12,988	$12,499
05/23	$13,739	$12,756	$12,338
06/23	$14,289	$13,188	$12,801
07/23	$15,007	$13,939	$13,587
08/23	$14,397	$13,233	$12,868
09/23	$13,990	$12,928	$12,589
10/23	$13,297	$12,434	$12,060
11/23	$14,337	$13,350	$13,040
12/23	$15,169	$13,814	$13,567
01/24	$14,494	$13,147	$13,035
02/24	$14,988	$13,782	$13,599
03/24	$15,120	$14,006	$13,868
04/24	$14,615	$14,158	$13,960
05/24	$14,482	$14,191	$14,061
06/24	$14,738	$14,560	$14,584
07/24	$15,031	$14,629	$14,636
08/24	$15,533	$14,791	$14,843
09/24	$15,802	$15,961	$15,760
10/24	$15,031	$15,308	$15,071

Average Annual Total Returns

Seafarer Overseas Growth and Income Fund	1 Year	5 Year	10 Year
Seafarer Overseas Growth and Income Fund - Investor Class (Incep. February 15, 2012)	13.04%	4.49%	4.16%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	4.35%
Morningstar EM Net Return USD Index	24.97%	5.05%	4.19%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$3,320,400,850
# of Portfolio Holdings	52
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$12,455,728

What did the Fund invest in?

October 31, 2024

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Utilities	1.3%
Real Estate	2.4%
Energy	2.7%
Communications	2.9%
Materials	4.9%
Health Care	7.9%
Industrials	8.6%
Technology	13.3%
Consumer Staples	15.2%
Consumer Discretionary	16.6%
Financials	21.5%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.7%
Samsung Biologics Co., Ltd.	3.4%
Singapore Exchange, Ltd.	3.1%
Sanlam, Ltd.	3.1%
Richter Gedeon Nyrt	2.9%
Bank Central Asia Tbk PT	2.9%
L&T Technology Services, Ltd.	2.8%
Accton Technology Corp.	2.8%
DBS Group Holdings, Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
Total % of Top 10 Holdings	31.9%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Emerging Europe	5.4%
Other	5.5%
Middle East & Africa	7.5%
Latin America	13.1%
East & South Asia	65.8%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	88.3%
ADR	7.2%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	2.7%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFGIX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

317609311–SA–10312024

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Growth and Income Fund - Retail Class for the period of August 30, 2024 to October 31, 2024.

You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Growth and Income Fund - Retail Class	$2	1.10%

Cost represents two months of activity (inception date August 30, 2024). The cost for a six-month period would be higher.

How did the Fund perform over the last six months?

The Seafarer Overseas Growth and Income Fund’s Retail Class returned -3.23% from its inception on August 30, 2024 to the end of the semi-annual period on October 31, 2024. During this two month period, the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 3.50% and 1.53%, respectively. By way of broader comparison, the S&P 500 Index increased 1.21%.

The Fund’s Retail Class launched with a net asset value (NAV) of $12.70 per share on August 30, 2024. The Retail Class paid no distributions during the semi-annual period, and finished the period with a value of $12.29 per share.

Performance during the period can be divided into two distinct periods: all that occurred prior to September 24th, when China’s authorities announced economic stimulus plans, and everything that occurred afterward. Until that day, emerging markets shares moved mostly sideways and slightly higher. The markets were led by Indian shares and semiconductor stocks; the Fund was lifted by corporate financial results. After the China stimulus announcements, Chinese stocks rose markedly, lifting the indices from their doldrums. The Fund profited from its China holdings, but the benchmarks’ greater allocation to China ensured their outperformance for the period.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Growth and Income Fund - Retail Class $9,677	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,350	Morningstar EM Net Return USD Index $10,153
07/31/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,173	$10,791	$10,617
10/31/24	$9,677	$10,350	$10,153

Total Returns

Seafarer Overseas Growth and Income Fund	Since Inception
Seafarer Overseas Growth and Income Fund - Retail Class (Incep. August 30, 2024)	-3.23%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	3.50%
Morningstar EM Net Return USD Index	1.53%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$3,320,400,850
# of Portfolio Holdings	52
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$12,455,728

What did the Fund invest in?

October 31, 2024

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Utilities	1.3%
Real Estate	2.4%
Energy	2.7%
Communications	2.9%
Materials	4.9%
Health Care	7.9%
Industrials	8.6%
Technology	13.3%
Consumer Staples	15.2%
Consumer Discretionary	16.6%
Financials	21.5%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Hyundai Mobis Co., Ltd.	5.7%
Samsung Biologics Co., Ltd.	3.4%
Singapore Exchange, Ltd.	3.1%
Sanlam, Ltd.	3.1%
Richter Gedeon Nyrt	2.9%
Bank Central Asia Tbk PT	2.9%
L&T Technology Services, Ltd.	2.8%
Accton Technology Corp.	2.8%
DBS Group Holdings, Ltd.	2.6%
Novatek Microelectronics Corp.	2.6%
Total % of Top 10 Holdings	31.9%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	2.7%
Emerging Europe	5.4%
Other	5.5%
Middle East & Africa	7.5%
Latin America	13.1%
East & South Asia	65.8%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	88.3%
ADR	7.2%
Preferred Stock	1.8%
Cash and Other Assets, Less Liabilities	2.7%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFGRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFGRX

Seafarer Overseas Growth and Income Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T878–SA–10312024

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Value Fund - Institutional Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Institutional Class	$5	1.05%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Value Fund’s Institutional Class returned -0.50%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $14.12 per share. The Fund paid no distributions during the period, and it finished the period with a value of $14.05 per share.

Emerging market equities began the period driven by technology and AI-related developments. Then, in the second half of September, Chinese stocks surged following a string of policy announcements intended to stabilize China’s economy. This rally in China shares led the benchmarks higher than the Fund.

In the pursuit of value in the emerging markets, Seafarer remains focused on finding individual companies whose value is driven by idiosyncratic company-specific developments.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Value Fund - Institutional Class $17,248	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $17,937	Morningstar EM Net Return USD Index $17,962
05/16	$10,000	$10,000	$10,000
06/16	$9,930	$10,370	$10,434
07/16	$10,220	$10,903	$10,957
08/16	$10,250	$11,146	$11,197
09/16	$10,320	$11,245	$11,305
10/16	$10,270	$11,253	$11,323
11/16	$10,410	$10,799	$10,822
12/16	$10,285	$10,852	$10,861
01/17	$10,791	$11,413	$11,416
02/17	$11,095	$11,806	$11,800
03/17	$11,196	$12,112	$12,121
04/17	$11,429	$12,341	$12,334
05/17	$11,793	$12,636	$12,641
06/17	$11,965	$12,756	$12,726
07/17	$12,056	$13,431	$13,373
08/17	$12,340	$13,713	$13,653
09/17	$12,431	$13,650	$13,593
10/17	$12,390	$14,082	$14,071
11/17	$12,410	$14,142	$14,161
12/17	$12,666	$14,658	$14,718
01/18	$13,211	$15,796	$15,838
02/18	$12,792	$15,096	$15,124
03/18	$12,719	$14,876	$14,855
04/18	$12,530	$14,876	$14,873
05/18	$12,530	$14,424	$14,306
06/18	$12,247	$13,808	$13,676
07/18	$12,226	$14,119	$13,987
08/18	$11,985	$13,757	$13,681
09/18	$11,996	$13,570	$13,576
10/18	$11,200	$12,456	$12,422
11/18	$11,095	$12,999	$12,966
12/18	$10,902	$12,717	$12,728
01/19	$11,745	$13,662	$13,771
02/19	$11,864	$13,696	$13,828
03/19	$12,156	$13,922	$13,922
04/19	$12,362	$14,122	$14,182
05/19	$11,756	$13,202	$13,259
06/19	$12,794	$13,940	$14,024
07/19	$12,859	$13,802	$13,824
08/19	$12,535	$13,192	$13,192
09/19	$12,589	$13,445	$13,461
10/19	$13,032	$13,970	$14,044
11/19	$12,913	$13,935	$14,033
12/19	$13,294	$14,943	$15,034
01/20	$12,580	$14,423	$14,334
02/20	$11,978	$13,708	$13,542
03/20	$9,692	$11,571	$11,314
04/20	$10,573	$12,617	$12,412
05/20	$10,629	$12,770	$12,603
06/20	$10,974	$13,767	$13,537
07/20	$11,008	$15,147	$14,687
08/20	$11,699	$15,583	$15,051
09/20	$11,588	$15,226	$14,757
10/20	$11,599	$15,539	$15,071
11/20	$13,027	$17,008	$16,572
12/20	$13,831	$18,192	$17,802
01/21	$13,809	$18,680	$18,245
02/21	$14,239	$18,857	$18,480
03/21	$14,725	$18,518	$18,253
04/21	$14,906	$19,099	$18,797
05/21	$15,234	$19,694	$19,221
06/21	$15,618	$19,736	$19,284
07/21	$15,268	$18,667	$18,088
08/21	$15,777	$19,117	$18,526
09/21	$15,008	$18,595	$17,889
10/21	$15,596	$18,767	$18,024
11/21	$14,759	$18,262	$17,355
12/21	$15,220	$18,624	$17,743
01/22	$15,325	$17,966	$17,348
02/22	$15,489	$17,635	$16,968
03/22	$15,583	$17,085	$16,689
04/22	$15,056	$16,088	$15,845
05/22	$15,372	$16,144	$15,872
06/22	$14,575	$15,271	$14,733
07/22	$14,903	$15,291	$14,771
08/22	$14,763	$15,343	$14,920
09/22	$13,755	$13,718	$13,267
10/22	$13,626	$13,333	$12,937
11/22	$14,857	$14,942	$14,676
12/22	$15,111	$14,783	$14,497
01/23	$16,148	$15,838	$15,512
02/23	$15,528	$14,994	$14,621
03/23	$15,862	$15,327	$15,012
04/23	$15,993	$15,218	$14,897
05/23	$15,648	$14,947	$14,706
06/23	$16,363	$15,453	$15,257
07/23	$17,173	$16,333	$16,194
08/23	$16,518	$15,505	$15,337
09/23	$16,279	$15,149	$15,004
10/23	$15,314	$14,569	$14,374
11/23	$16,244	$15,642	$15,542
12/23	$17,125	$16,187	$16,170
01/24	$16,438	$15,405	$15,536
02/24	$16,953	$16,149	$16,208
03/24	$17,334	$16,411	$16,529
04/24	$17,334	$16,590	$16,638
05/24	$16,892	$16,628	$16,759
06/24	$16,732	$17,061	$17,382
07/24	$16,880	$17,141	$17,444
08/24	$17,223	$17,331	$17,691
09/24	$17,862	$18,703	$18,784
10/24	$17,248	$17,937	$17,962

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Institutional Class (Incep. May 31, 2016)	12.63%	5.77%	6.69%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	7.19%
Morningstar EM Net Return USD Index	24.97%	5.05%	7.20%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$98,537,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$350,006

What did the Fund invest in?

October 31, 2024

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Communications	2.3%
Utilities	5.0%
Energy	5.0%
Real Estate	5.5%
Materials	8.1%
Industrials	12.0%
Consumer Discretionary	17.2%
Financials	19.2%
Consumer Staples	22.0%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Credicorp, Ltd.	3.5%
WH Group, Ltd.	3.4%
Salik Co. PJSC	3.3%
Melco International Development, Ltd.	3.2%
Hongkong Land Holdings, Ltd.	3.2%
Shangri-La Asia, Ltd.	3.2%
Moneta Money Bank AS	3.2%
First Pacific Co., Ltd.	3.1%
XP, Inc.	2.8%
DFI Retail Group Holdings, Ltd.	2.7%
Total % of Top 10 Holdings	31.6%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Other	4.8%
Emerging Europe	8.4%
Middle East & Africa	12.7%
Latin America	16.8%
East & South Asia	53.6%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.3%
ADR	13.9%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.7%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : SIVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R591–SA–10312024

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Value Fund - Investor Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Investor Class	$5	1.00%

How did the Fund perform over the last six months?

During the semi-annual period (May 1, 2024 to October 31, 2024), the Seafarer Overseas Value Fund’s Investor Class returned -0.57%, while the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 8.12% and 7.96%, respectively. By way of broader comparison, the S&P 500 Index increased 14.08%.

The Fund began the semi-annual period with a net asset value (NAV) of $14.07 per share. The Fund paid no distributions during the period, and it finished the period with a value of $13.99 per share.

Emerging market equities began the period driven by technology and AI-related developments. Then, in the second half of September, Chinese stocks surged following a string of policy announcements intended to stabilize China’s economy. This rally in China shares led the benchmarks higher than the Fund.

In the pursuit of value in the emerging markets, Seafarer remains focused on finding individual companies whose value is driven by idiosyncratic company-specific developments.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Value Fund - Investor Class $17,095	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $17,937	Morningstar EM Net Return USD Index $17,962
05/16	$10,000	$10,000	$10,000
06/16	$9,930	$10,370	$10,434
07/16	$10,210	$10,903	$10,957
08/16	$10,240	$11,146	$11,197
09/16	$10,320	$11,245	$11,305
10/16	$10,260	$11,253	$11,323
11/16	$10,400	$10,799	$10,822
12/16	$10,283	$10,852	$10,861
01/17	$10,778	$11,413	$11,416
02/17	$11,081	$11,806	$11,800
03/17	$11,182	$12,112	$12,121
04/17	$11,415	$12,341	$12,334
05/17	$11,778	$12,636	$12,641
06/17	$11,960	$12,756	$12,726
07/17	$12,041	$13,431	$13,373
08/17	$12,324	$13,713	$13,653
09/17	$12,415	$13,650	$13,593
10/17	$12,374	$14,082	$14,071
11/17	$12,394	$14,142	$14,161
12/17	$12,640	$14,658	$14,718
01/18	$13,195	$15,796	$15,838
02/18	$12,776	$15,096	$15,124
03/18	$12,693	$14,876	$14,855
04/18	$12,504	$14,876	$14,873
05/18	$12,504	$14,424	$14,306
06/18	$12,222	$13,808	$13,676
07/18	$12,201	$14,119	$13,987
08/18	$11,960	$13,757	$13,681
09/18	$11,960	$13,570	$13,576
10/18	$11,175	$12,456	$12,422
11/18	$11,071	$12,999	$12,966
12/18	$10,881	$12,717	$12,728
01/19	$11,712	$13,662	$13,771
02/19	$11,831	$13,696	$13,828
03/19	$12,123	$13,922	$13,922
04/19	$12,317	$14,122	$14,182
05/19	$11,712	$13,202	$13,259
06/19	$12,760	$13,940	$14,024
07/19	$12,824	$13,802	$13,824
08/19	$12,500	$13,192	$13,192
09/19	$12,544	$13,445	$13,461
10/19	$12,986	$13,970	$14,044
11/19	$12,867	$13,935	$14,033
12/19	$13,241	$14,943	$15,034
01/20	$12,540	$14,423	$14,334
02/20	$11,928	$13,708	$13,542
03/20	$9,658	$11,571	$11,314
04/20	$10,526	$12,617	$12,412
05/20	$10,593	$12,770	$12,603
06/20	$10,926	$13,767	$13,537
07/20	$10,971	$15,147	$14,687
08/20	$11,639	$15,583	$15,051
09/20	$11,538	$15,226	$14,757
10/20	$11,550	$15,539	$15,071
11/20	$12,963	$17,008	$16,572
12/20	$13,767	$18,192	$17,802
01/21	$13,744	$18,680	$18,245
02/21	$14,161	$18,857	$18,480
03/21	$14,657	$18,518	$18,253
04/21	$14,838	$19,099	$18,797
05/21	$15,153	$19,694	$19,221
06/21	$15,537	$19,736	$19,284
07/21	$15,187	$18,667	$18,088
08/21	$15,695	$19,117	$18,526
09/21	$14,928	$18,595	$17,889
10/21	$15,503	$18,767	$18,024
11/21	$14,669	$18,262	$17,355
12/21	$15,129	$18,624	$17,743
01/22	$15,235	$17,966	$17,348
02/22	$15,398	$17,635	$16,968
03/22	$15,491	$17,085	$16,689
04/22	$14,966	$16,088	$15,845
05/22	$15,281	$16,144	$15,872
06/22	$14,487	$15,271	$14,733
07/22	$14,803	$15,291	$14,771
08/22	$14,663	$15,343	$14,920
09/22	$13,670	$13,718	$13,267
10/22	$13,542	$13,333	$12,937
11/22	$14,756	$14,942	$14,676
12/22	$15,003	$14,783	$14,497
01/23	$16,035	$15,838	$15,512
02/23	$15,418	$14,994	$14,621
03/23	$15,750	$15,327	$15,012
04/23	$15,881	$15,218	$14,897
05/23	$15,537	$14,947	$14,706
06/23	$16,237	$15,453	$15,257
07/23	$17,044	$16,333	$16,194
08/23	$16,391	$15,505	$15,337
09/23	$16,166	$15,149	$15,004
10/23	$15,192	$14,569	$14,374
11/23	$16,118	$15,642	$15,542
12/23	$16,997	$16,187	$16,170
01/24	$16,313	$15,405	$15,536
02/24	$16,814	$16,149	$16,208
03/24	$17,193	$16,411	$16,529
04/24	$17,193	$16,590	$16,638
05/24	$16,753	$16,628	$16,759
06/24	$16,594	$17,061	$17,382
07/24	$16,741	$17,141	$17,444
08/24	$17,083	$17,331	$17,691
09/24	$17,706	$18,703	$18,784
10/24	$17,095	$17,937	$17,962

Average Annual Total Returns

Seafarer Overseas Value Fund	1 Year	5 Year	Since Inception
Seafarer Overseas Value Fund - Investor Class (Incep. May 31, 2016)	12.52%	5.65%	6.58%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	23.11%	5.13%	7.19%
Morningstar EM Net Return USD Index	24.97%	5.05%	7.20%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$98,537,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$350,006

What did the Fund invest in?

October 31, 2024

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Communications	2.3%
Utilities	5.0%
Energy	5.0%
Real Estate	5.5%
Materials	8.1%
Industrials	12.0%
Consumer Discretionary	17.2%
Financials	19.2%
Consumer Staples	22.0%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Credicorp, Ltd.	3.5%
WH Group, Ltd.	3.4%
Salik Co. PJSC	3.3%
Melco International Development, Ltd.	3.2%
Hongkong Land Holdings, Ltd.	3.2%
Shangri-La Asia, Ltd.	3.2%
Moneta Money Bank AS	3.2%
First Pacific Co., Ltd.	3.1%
XP, Inc.	2.8%
DFI Retail Group Holdings, Ltd.	2.7%
Total % of Top 10 Holdings	31.6%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Other	4.8%
Emerging Europe	8.4%
Middle East & Africa	12.7%
Latin America	16.8%
East & South Asia	53.6%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.3%
ADR	13.9%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.7%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched a Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : SFVLX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761R617–SA–10312024

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Fund Overview

This semi-annual shareholder report contains important information about the Seafarer Overseas Value Fund - Retail Class for the period of August 30, 2024 to October 31, 2024.

You can find additional information about the Fund at www.seafarerfunds.com. You can also request this information by contacting us at 855-732-9220 or seafarerfunds@alpsinc.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment (annualized)
Seafarer Overseas Value Fund - Retail Class	$2	1.29%

Cost represents two months of activity (inception date August 30, 2024). The cost for a six-month period would be higher.

How did the Fund perform over the last six months?

The Seafarer Overseas Value Fund’s Retail Class returned 0.07% from its inception on August 30, 2024 to the end of the semi-annual period on October 31, 2024. During this two month period, the Fund’s benchmark indices, the Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index and the Morningstar Emerging Markets Net Return USD Index, returned 3.50% and 1.53%, respectively. By way of broader comparison, the S&P 500 Index increased 1.21%.

The Fund’s Retail Class launched with a net asset value (NAV) of $13.98 per share on August 30, 2024. The Retail Class paid no distributions during the semi-annual period, and finished the period with a value of $13.99 per share.

Emerging market equities began the period driven by technology and AI-related developments. Then, in the second half of September, Chinese stocks surged following a string of policy announcements intended to stabilize China’s economy. This rally in China shares led the benchmarks higher than the Fund.

In the pursuit of value in the emerging markets, Seafarer remains focused on finding individual companies whose value is driven by idiosyncratic company-specific developments.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Seafarer Overseas Value Fund - Retail Class $10,007	Bloomberg EM Large, Mid, and Small Cap Net Return USD Index $10,350	Morningstar EM Net Return USD Index $10,153
07/31/24	$10,000	$10,000	$10,000
08/31/24	$10,000	$10,000	$10,000
09/30/24	$10,365	$10,791	$10,617
10/31/24	$10,007	$10,350	$10,153

Total Returns

Seafarer Overseas Value Fund	Since Inception
Seafarer Overseas Value Fund - Retail Class (Incep. August 30, 2024)	0.07%
Bloomberg EM Large, Mid, and Small Cap Net Return USD Index	3.50%
Morningstar EM Net Return USD Index	1.53%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 855-732-9220 for current month-end performance.

Fund Statistics

Header	Text
Total Net Assets	$98,537,183
# of Portfolio Holdings	41
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$350,006

What did the Fund invest in?

October 31, 2024

Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Communications	2.3%
Utilities	5.0%
Energy	5.0%
Real Estate	5.5%
Materials	8.1%
Industrials	12.0%
Consumer Discretionary	17.2%
Financials	19.2%
Consumer Staples	22.0%

Top Ten Holdings (% of Net Assets)

Top 10	Top 10
Credicorp, Ltd.	3.5%
WH Group, Ltd.	3.4%
Salik Co. PJSC	3.3%
Melco International Development, Ltd.	3.2%
Hongkong Land Holdings, Ltd.	3.2%
Shangri-La Asia, Ltd.	3.2%
Moneta Money Bank AS	3.2%
First Pacific Co., Ltd.	3.1%
XP, Inc.	2.8%
DFI Retail Group Holdings, Ltd.	2.7%
Total % of Top 10 Holdings	31.6%

Region Weightings (% of Net Assets)

Value	Value
Cash and Other Assets, Less Liabilities	3.7%
Other	4.8%
Emerging Europe	8.4%
Middle East & Africa	12.7%
Latin America	16.8%
East & South Asia	53.6%

Asset Class Weightings (% of Net Assets)

Value	Value
Common Stock	82.3%
ADR	13.9%
Preferred Stock	0.1%
Cash and Other Assets, Less Liabilities	3.7%

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Seafarer Funds are not sponsored, endorsed, sold, or promoted by Morningstar, Inc. Morningstar, Inc. makes no representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in the Funds or the ability of the Morningstar EM Net Return U.S. Dollar Index to track general equity market performance of emerging markets.

Material Fund Changes

Effective August 30, 2024, the Fund launched this Retail Class (SFVRX).

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available on August 31, 2025 at www.seafarerfunds.com/literature or upon request at 855-732-9220 or seafarerfunds@alpsinc.com.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting www.seafarerfunds.com/literature.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling Investor Services at 855-732-9220.

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL CLASS : SFVRX

Seafarer Overseas Value Fund

Investor Services: 855-732-9220

Distributor: ALPS Distributors, Inc.

31761T860–SA–10312024

October 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVILX

Vulcan Value Partners Fund

FUND OVERVIEW

This semi-annual shareholder report contains important information about Vulcan Value Partners Fund - Institutional Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Institutional Class	$44	0.85%

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Vulcan Value Partners Fund - Institutional Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
05/19	$10,000	$10,000	$10,000
10/19	$10,809	$10,393	$10,494
10/20	$11,335	$9,607	$11,513
10/21	$17,041	$13,810	$16,454
10/22	$10,104	$12,844	$14,050
10/23	$11,763	$12,861	$15,475
10/24	$16,540	$16,845	$21,358

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Fund - Institutional Class (Incep. May 1, 2019)	40.61%	8.88%	8.49%
Russell 1000® Value Index TR	30.98%	10.14%	8.87%
S&P 500 Total Return Index	38.02%	15.27%	13.00%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Asset$467,438,510
  # of Portfolio Holdings33
  Portfolio Turnover Rate22%
  Advisory Fees Paid$2,240,711

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Financial
33.34%
Technology
26.82%
Consumer, Non-cyclical
12.70%
Consumer, Cyclical
12.28%
Communications
8.02%
Industrial
5.90%
Cash, Cash Equivalents, & Other Net Assets
0.94%

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.94%
Industrial	5.90%
Communications	8.02%
Consumer, Cyclical	12.28%
Consumer, Non-cyclical	12.70%
Technology	26.82%
Financial	33.34%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.94%
Healthcare-Products	1.51%
Apparel	1.76%
Lodging	2.09%
Food Service	2.55%
Beverages	2.79%
Entertainment	2.93%
Retail	2.96%
Insurance	3.16%
Commercial Services	3.93%
Healthcare-Services	4.47%
Aerospace/Defense	5.90%
Internet	8.02%
Semiconductors	8.67%
Private Equity	9.08%
Diversified Finan Serv	10.30%
Real Estate	10.79%
Software	18.15%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Carlyle Group, Inc.	5.12%
Salesforce, Inc.	4.65%
Microsoft Corp.	4.48%
Elevance Health, Inc.	4.47%
CoStar Group, Inc.	4.42%
Qorvo, Inc.	4.36%
Skyworks Solutions, Inc.	4.31%
Jones Lang LaSalle, Inc.	4.13%
Amazon.com, Inc.	4.03%
Nice, Ltd.	4.01%
Total % of Top 10 Holdings	43.98%

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.

Vulcan Value Partners Fund

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVILX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

31761R229–SA–10312024

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

October 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPLX

Vulcan Value Partners Fund

FUND OVERVIEW

This semi-annual shareholder report contains important information about Vulcan Value Partners Fund - Investor Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Fund - Investor Class	$59	1.13%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Vulcan Value Partners Fund - Investor Class	Russell 1000® Value Index TR	S&P 500 Total Return Index
10/14	$10,000	$10,000	$10,000
10/15	$10,024	$10,053	$10,520
10/16	$9,844	$10,693	$10,994
10/17	$11,890	$12,595	$13,593
10/18	$12,482	$12,977	$14,591
10/19	$14,748	$14,432	$16,681
10/20	$15,424	$13,340	$18,301
10/21	$23,145	$19,178	$26,155
10/22	$13,692	$17,836	$22,334
10/23	$15,904	$17,860	$24,599
10/24	$22,294	$23,392	$33,950

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Fund - Investor Class	40.17%	8.62%	8.35%
Russell 1000® Value Index TR	30.98%	10.14%	8.87%
S&P 500 Total Return Index	38.02%	15.27%	13.00%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Asset$467,438,510
  # of Portfolio Holdings33
  Portfolio Turnover Rate22%
  Advisory Fees Paid$2,240,711

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.94%
Industrial	5.90%
Communications	8.02%
Consumer, Cyclical	12.28%
Consumer, Non-cyclical	12.70%
Technology	26.82%
Financial	33.34%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.94%
Healthcare-Products	1.51%
Apparel	1.76%
Lodging	2.09%
Food Service	2.55%
Beverages	2.79%
Entertainment	2.93%
Retail	2.96%
Insurance	3.16%
Commercial Services	3.93%
Healthcare-Services	4.47%
Aerospace/Defense	5.90%
Internet	8.02%
Semiconductors	8.67%
Private Equity	9.08%
Diversified Finan Serv	10.30%
Real Estate	10.79%
Software	18.15%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Carlyle Group, Inc.	5.12%
Salesforce, Inc.	4.65%
Microsoft Corp.	4.48%
Elevance Health, Inc.	4.47%
CoStar Group, Inc.	4.42%
Qorvo, Inc.	4.36%
Skyworks Solutions, Inc.	4.31%
Jones Lang LaSalle, Inc.	4.13%
Amazon.com, Inc.	4.03%
Nice, Ltd.	4.01%
Total % of Top 10 Holdings	43.98%

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.

Vulcan Value Partners Fund

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPLX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/large-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

317609691–SA–10312024

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

October 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVISX

Vulcan Value Partners Small Cap Fund

FUND OVERVIEW

This semi-annual shareholder report contains important information about Vulcan Value Partners Small Cap Fund - Institutional Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Institutional Class	$52	1.00%

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Vulcan Value Partners Small Cap Fund - Institutional Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
05/19	$10,000	$10,000	$10,000	$10,000
10/19	$10,146	$10,494	$10,027	$9,984
10/20	$8,138	$11,513	$8,631	$9,970
10/21	$16,920	$16,454	$14,181	$15,035
10/22	$8,705	$14,050	$12,660	$12,247
10/23	$8,476	$15,475	$11,403	$11,198
10/24	$10,753	$21,358	$15,025	$15,014

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	SINCE INCEPTION
Vulcan Value Partners Small Cap Fund - Institutional Class (Incep. May 1, 2019)	26.87%	1.17%	3.54%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Russell 2000® Index TR	34.07%	8.50%	7.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Asset$166,827,049
  # of Portfolio Holdings27
  Portfolio Turnover Rate10%
  Advisory Fees Paid$1,125,854

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Industrial
33.84%
Consumer, Non-cyclical
33.35%
Technology
13.07%
Financial
11.91%
Consumer, Cyclical
6.74%
Cash, Cash Equivalents, & Other Net Assets
1.09%

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.09%
Consumer, Cyclical	6.74%
Financial	11.91%
Technology	13.07%
Consumer, Non-cyclical	33.35%
Industrial	33.84%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.09%
REITS	2.88%
Retail	2.90%
Manufactured Goods	2.93%
Healthcare-Services	3.07%
Home Furnishings	3.84%
Diversified Finan Serv	3.92%
Semiconductors	4.26%
Food	4.73%
Electronics	5.07%
Real Estate	5.11%
Packaging&Containers	5.41%
Computers	8.81%
Electrical Compo&Equip	8.85%
Building Materials	11.59%
Commercial Services	25.54%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Ibstock PLC	6.98%
Colliers International Group, Inc.	5.40%
ABM Industries, Inc.	5.35%
Cushman & Wakefield PLC	5.11%
Genpact, Ltd.	5.08%
Ituran Location and Control, Ltd.	5.07%
ISS A/S	5.05%
Littelfuse, Inc.	4.94%
Premium Brands Holdings Corp.	4.73%
Qorvo, Inc.	4.26%
Total % of Top 10 Holdings	51.97%

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.

Vulcan Value Partners Small Cap Fund

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL CLASS : VVISX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

31761R211–SA–10312024

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

October 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPSX

Vulcan Value Partners Small Cap Fund

FUND OVERVIEW

This semi-annual shareholder report contains important information about Vulcan Value Partners Small Cap Fund - Investor Class for the period of May 1, 2024 to October 31, 2024.

You can find additional information about the Fund at https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund. You can also request information by contacting us at clientservice@vulcanvalueparters.com or 205.803.1582.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Vulcan Value Partners Small Cap Fund - Investor Class	$65	1.25%

HOW DID THE FUND PERFORM LAST 10 YEARS?

TOTAL RETURN BASED ON $10,000 INVESTMENT

	Vulcan Value Partners Small Cap Fund - Investor Class	S&P 500 Total Return Index	Russell 2000® Value Index	Russell 2000® Index TR
10/14	$10,000	$10,000	$10,000	$10,000
10/15	$10,062	$10,520	$9,712	$10,034
10/16	$10,415	$10,994	$10,568	$10,446
10/17	$12,502	$13,593	$13,190	$13,355
10/18	$11,668	$14,591	$13,112	$13,603
10/19	$13,346	$16,681	$13,534	$14,270
10/20	$10,678	$18,301	$11,650	$14,251
10/21	$22,140	$26,155	$19,141	$21,490
10/22	$11,358	$22,334	$17,087	$17,506
10/23	$11,034	$24,599	$15,391	$16,006
10/24	$13,963	$33,950	$20,280	$21,460

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
Vulcan Value Partners Small Cap Fund - Investor Class	26.55%	0.91%	3.39%
S&P 500 Total Return Index	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Russell 2000® Index TR	34.07%	8.50%	7.94%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reﬂect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 205.803.1582 for current month-end performance.

FUND STATISTICS

  Total Net Asset$166,827,049
  # of Portfolio Holdings27
  Portfolio Turnover Rate10%
  Advisory Fees Paid$1,125,854

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.09%
Consumer, Cyclical	6.74%
Financial	11.91%
Technology	13.07%
Consumer, Non-cyclical	33.35%
Industrial	33.84%

INDUSTRY WEIGHTINGS (% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.09%
REITS	2.88%
Retail	2.90%
Manufactured Goods	2.93%
Healthcare-Services	3.07%
Home Furnishings	3.84%
Diversified Finan Serv	3.92%
Semiconductors	4.26%
Food	4.73%
Electronics	5.07%
Real Estate	5.11%
Packaging&Containers	5.41%
Computers	8.81%
Electrical Compo&Equip	8.85%
Building Materials	11.59%
Commercial Services	25.54%

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Ibstock PLC	6.98%
Colliers International Group, Inc.	5.40%
ABM Industries, Inc.	5.35%
Cushman & Wakefield PLC	5.11%
Genpact, Ltd.	5.08%
Ituran Location and Control, Ltd.	5.07%
ISS A/S	5.05%
Littelfuse, Inc.	4.94%
Premium Brands Holdings Corp.	4.73%
Qorvo, Inc.	4.26%
Total % of Top 10 Holdings	51.97%

MATERIAL FUND CHANGES

There were no material Fund changes during the reporting period.

Vulcan Value Partners Small Cap Fund

OCTOBER 31, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INVESTOR CLASS : VVPSX

CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS

There were no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://vulcanvaluepartners.com/strategies/small-cap/mutual-fund.

Phone: 205.803.1582

Website: https://vulcanvaluepartners.com/

Distributor, ALPS Distributors, Inc.

317609683–SA–10312024

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 877.421.5078.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

DISCIPLINED GROWTH INVESTORS

2024

DGI FUND

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

THIS REPORT CONTAINS IMPORTANT FINANCIAL INFORMATION ABOUT THE DISCIPLINED GROWTH INVESTORS FUND. THE FUND'S FISCAL YEAR RUNS FROM MAY 1ST THROUGH THE FOLLOWING APRIL 30TH. FINANCIAL REPORTS ARE PREPARED ON A SEMI-ANNUAL AND ANNUAL BASIS. FOR OTHER REPORTS, ARTICLES, AND INFORMATION VISIT WWW.DGIFUND.COM.

PHONE: 855.344.3863 - FAX: 866.205.1499 - PO BOX 219623 - KANSAS CITY, MO 64121

OCTOBER 31, 2024 / DGINV.COM

SEMI-ANNUAL REPORT

Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements and Financial Highlights	18
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	25
Proxy Disclosures for Open-End Management Investment Companies	26
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	27
Statement Regarding Basis for Approval of Investment Advisory Contract	28

OCTOBER 31, 2024	DGINV.COM

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (70.04%)
COMMUNICATIONS (0.89%)
Media (0.89%)
Take-Two Interactive Software, Inc. (a)	29,064	$4,700,230

TOTAL COMMUNICATIONS		4,700,230

CONSUMER DISCRETIONARY (10.29%)
Consumer Discretionary Products (4.82%)
Gentex Corp.	403,374	12,226,266
Gentherm, Inc. (a)	44,772	1,878,185
LGI Homes, Inc. (a)	60,517	6,146,107
Under Armour, Inc. , Class A(a)	607,975	5,198,186
		25,448,744

Consumer Discretionary Services (3.12%)
Royal Caribbean Cruises, Ltd.	66,644	13,751,989
Strategic Education, Inc.	31,052	2,700,282
		16,452,271

Retail & Whsle - Discretionary (2.35%)
Floor & Decor Holdings, Inc. , Class A(a)	104,536	10,772,435
Stitch Fix, Inc. , Class A(a)	517,133	1,631,555
		12,403,990

TOTAL CONSUMER DISCRETIONARY		54,305,005

ENERGY (5.56%)
Oil & Gas (5.56%)
Core Laboratories, Inc.	358,903	6,783,267
Coterra Energy, Inc.	430,642	10,300,956
Expand Energy Corp.	144,439	12,236,872
		29,321,095

TOTAL ENERGY		29,321,095

Semi-Annual Report | October 31, 2024	1

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Shares	Value (Note 2)
HEALTH CARE (5.25%)
Health Care (5.25%)
Align Technology, Inc. (a)	51,734	$10,607,022
Intuitive Surgical, Inc. (a)	27,295	13,752,313
Myriad Genetics, Inc. (a)	119,476	2,623,693
Progyny, Inc. (a)	47,504	714,935
		27,697,963

TOTAL HEALTH CARE		27,697,963

INDUSTRIALS (10.95%)
Industrial Products (7.01%)
Cognex Corp.	320,949	12,911,778
Generac Holdings, Inc. (a)	33,369	5,524,238
Graco, Inc.	43,784	3,566,207
Proto Labs, Inc. (a)	145,177	3,977,850
Snap-on, Inc.	33,361	11,013,467
		36,993,540

Industrial Services (3.94%)
Alarm.com Holdings, Inc. (a)	198,696	10,596,458
Landstar System, Inc.	31,606	5,555,386
MSC Industrial Direct Co., Inc. , Class A	58,744	4,644,888
		20,796,732

TOTAL INDUSTRIALS		57,790,272

TECHNOLOGY (37.10%)
Software & Tech Services (6.96%)
Akamai Technologies, Inc. (a)	142,149	14,368,421
Autodesk, Inc. (a)	37,045	10,513,371
DoubleVerify Holdings, Inc. (a)	104,480	1,781,384
Intuit, Inc.	15,013	9,162,434
Paychex, Inc.	6,506	906,481
		36,732,091

2	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Tech Hardware & Semiconductors (30.14%)
Arista Networks, Inc. (a)	60,657	$23,440,291
Dolby Laboratories, Inc. , Class A	120,140	8,758,206
Garmin, Ltd.	97,032	19,246,297
InterDigital, Inc.	87,869	13,219,012
IPG Photonics Corp. (a)	49,539	4,010,677
Microchip Technology, Inc.	166,007	12,179,934
Plexus Corp. (a)	156,259	22,516,922
Power Integrations, Inc.	155,567	9,400,914
Pure Storage, Inc. , Class A(a)	394,706	19,755,035
Semtech Corp. (a)	195,057	8,619,569
Super Micro Computer, Inc. (a)	513,490	14,947,694
Viasat, Inc. (a)	304,093	2,919,293
		159,013,844

TOTAL TECHNOLOGY		195,745,935

TOTAL COMMON STOCKS
(Cost $266,218,550)		$369,560,500

	Principal Amount	Value (Note 2)
CORPORATE BONDS (20.86%)
COMMUNICATIONS (0.53%)
Wireless Telecommunications Services (0.53%)
AT&T, Inc.
4.350% 03/01/2029	$1,550,000	$1,529,239
Verizon Communications, Inc.
4.329% 09/21/2028	1,264,000	1,248,438

TOTAL COMMUNICATIONS		2,777,677

CONSUMER DISCRETIONARY (1.47%)
Airlines (0.23%)
Southwest Airlines Co.
3.450% 11/16/2027	1,244,000	1,191,126

Consumer Services (0.23%)
Cintas Corp. No 2
6.150% 08/15/2036	1,120,000	1,216,733

Semi-Annual Report | October 31, 2024	3

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 2)
CONSUMER DISCRETIONARY (continued)
Restaurants (0.29%)
Starbucks Corp.
4.000% 11/15/2028	$1,570,000	$1,535,312

Retail - Consumer Discretionary (0.72%)
Advance Auto Parts, Inc.
3.900% 04/15/2030	1,394,000	1,241,795
Amazon.com, Inc.
5.200% 12/03/2025	1,035,000	1,042,217
Lowe's Cos., Inc.
3.650% 04/05/2029	1,605,000	1,535,475

TOTAL CONSUMER DISCRETIONARY		7,762,658

CONSUMER STAPLES (1.07%)
Consumer Products (0.24%)
Clorox Co.
3.100% 10/01/2027	1,300,000	1,247,294

Food & Beverage (0.53%)
Hormel Foods Corp.
1.700% 06/03/2028	1,400,000	1,270,050
Keurig Dr Pepper, Inc.
5.300% 03/15/2034	1,535,000	1,554,030
		2,824,080
Mass Merchants (0.30%)
Costco Wholesale Corp.
1.600% 04/20/2030	1,820,000	1,558,982

TOTAL CONSUMER STAPLES		5,630,356

ENERGY (3.19%)
Exploration & Production (0.44%)
ConocoPhillips Co.
3.350% 05/15/2025	1,100,000	1,089,324
Devon Energy Corp.
5.850% 12/15/2025	1,200,000	1,209,848
		2,299,172

4	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 2)
ENERGY (continued)
Integrated Oils (0.29%)
BP Capital Markets America, Inc.
4.893% 09/11/2033	$1,553,000	$1,527,501

Pipeline (1.87%)
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	1,710,000	1,562,361
El Paso Natural Gas Co. LLC
7.500% 11/15/2026	1,000,000	1,050,738
Energy Transfer LP
5.250% 04/15/2029	1,515,000	1,529,224
Enterprise Products Operating LLC
3.125% 07/31/2029	1,655,000	1,546,838
MPLX LP
2.650% 08/15/2030	1,763,000	1,552,061
ONEOK, Inc.
6.875% 09/30/2028	1,062,000	1,122,571
Williams Cos., Inc.
5.150% 03/15/2034	1,550,000	1,526,878
		9,890,671
Refining & Marketing (0.59%)
Phillips 66
2.150% 12/15/2030	1,848,000	1,580,986
Valero Energy Corp.
6.625% 06/15/2037	1,420,000	1,530,728
		3,111,714

TOTAL ENERGY		16,829,058

FINANCIALS (3.23%)
Banks (0.49%)
US Bancorp, Series DMTN
3.000% 07/30/2029	1,706,000	1,566,952
Wachovia Corp.
7.574% 08/01/2026 (b)	995,000	1,040,024
		2,606,976
Commercial Finance (0.30%)
GATX Corp.
5.450% 09/15/2033	1,550,000	1,564,759

Semi-Annual Report | October 31, 2024	5

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
FINANCIALS (continued)
Consumer Finance (0.43%)
American Express Co.
3.300% 05/03/2027	$1,176,000	$1,140,206
Capital One Financial Corp.
4.200% 10/29/2025	1,150,000	1,141,809
		2,282,015
Diversified Banks (0.81%)
Bank of America Corp., Series L
4.183% 11/25/2027	1,560,000	1,532,413
Citigroup, Inc.
6.875% 03/05/2038	1,335,000	1,491,010
JPMorgan Chase & Co.
4.125% 12/15/2026	1,255,000	1,242,588
		4,266,011
Financial Services (0.44%)
Morgan Stanley
5.000% 11/24/2025	1,030,000	1,032,904
Northern Trust Corp.
3M CME Term SOFR + 1.131% 05/08/2032 (c)	1,349,000	1,296,298
		2,329,202
Life Insurance (0.22%)
Principal Financial Group, Inc.
3.100% 11/15/2026	1,201,000	1,165,482

Real Estate (0.54%)
Simon Property Group LP
2.450% 09/13/2029	1,740,000	1,568,692
Welltower OP LLC
4.125% 03/15/2029	1,310,000	1,278,284
		2,846,976

TOTAL FINANCIALS		17,061,421

HEALTH CARE (1.60%)
Health Care Facilities & Services (0.58%)
CVS Health Corp.
3.250% 08/15/2029	1,665,000	1,529,002

6	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal	Value
	Amount	(Note 2)
HEALTH CARE (continued)
Health Care Facilities & Services (continued)
Quest Diagnostics, Inc.
6.400% 11/30/2033	$1,420,000	$1,540,559
		3,069,561
Medical Equipment & Devices Manufacturing (0.53%)
Agilent Technologies, Inc.
2.300% 03/12/2031	1,820,000	1,564,870
GE HealthCare Technologies, Inc.
5.600% 11/15/2025	1,200,000	1,210,107
		2,774,977
Pharmaceuticals (0.49%)
Astrazeneca Finance LLC
1.750% 05/28/2028	1,710,000	1,554,327
Bristol-Myers Squibb Co.
6.800% 11/15/2026	1,000,000	1,048,096
		2,602,423

TOTAL HEALTH CARE		8,446,961

INDUSTRIALS (2.92%)
Aerospace & Defense (0.76%)
General Dynamics Corp.
3.500% 05/15/2025	1,100,000	1,094,003
L3Harris Technologies, Inc.
5.350% 06/01/2034	1,440,000	1,457,571
RTX Corp.
4.450% 11/16/2038	1,600,000	1,461,645
		4,013,219
Electrical Equipment Manufacturing (0.28%)
Hubbell, Inc.
2.300% 03/15/2031	1,700,000	1,455,906

Engineering & Construction (0.14%)
Fluor Corp.
4.250% 09/15/2028	750,000	721,586

Industrial Other (0.29%)
Emerson Electric Co.
2.000% 12/21/2028	1,700,000	1,539,266

Semi-Annual Report | October 31, 2024	7

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
INDUSTRIALS (continued)
Railroad (0.29%)
Union Pacific Corp.
2.400% 02/05/2030	$1,740,000	$1,558,279

Transportation & Logistics (0.59%)
FedEx Corp.
2.400% 05/15/2031	1,803,000	1,553,377
United Parcel Service, Inc.
6.200% 01/15/2038	1,400,000	1,536,612
		3,089,989
Waste & Environment Services & Equipment (0.57%)
Republic Services, Inc.
2.300% 03/01/2030	1,729,000	1,530,826
Waste Management, Inc.
7.000% 07/15/2028	1,388,000	1,498,316
		3,029,142

TOTAL INDUSTRIALS		15,407,387

MATERIALS (0.29%)
Chemicals (0.29%)
Dow Chemical Co.
7.375% 11/01/2029	1,378,000	1,526,481
DuPont de Nemours, Inc.
4.725% 11/15/2028	14,000	14,029
		1,540,510

TOTAL MATERIALS		1,540,510

UTILITIES (6.56%)
Utilities (6.56%)
Ameren Corp.
1.750% 03/15/2028	1,715,000	1,552,283
Appalachian Power Co., Series AA
2.700% 04/01/2031	1,464,000	1,277,706
Arizona Public Service Co.
5.550% 08/01/2033	1,430,000	1,449,326
Black Hills Corp.
3.050% 10/15/2029	1,710,000	1,568,844
CenterPoint Energy, Inc.
4.250% 11/01/2028	1,201,000	1,168,318

8	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
UTILITIES (continued)
Utilities (continued)
CMS Energy Corp.
3.450% 08/15/2027	$1,303,000	$1,262,332
Commonwealth Edison Co., Series 122
2.950% 08/15/2027	1,300,000	1,249,488
DTE Electric Co.
6.350% 10/15/2032	1,220,000	1,307,685
Entergy Louisiana LLC
1.600% 12/15/2030	1,900,000	1,573,479
Interstate Power and Light Co.
3.600% 04/01/2029	1,620,000	1,544,283
National Rural Utilities Cooperative Finance Corp.
1.650% 06/15/2031	1,925,000	1,578,636
Nevada Power Co., Series N
6.650% 04/01/2036	1,330,000	1,463,714
NextEra Energy Capital Holdings, Inc.
3.500% 04/01/2029	1,330,000	1,260,747
NiSource, Inc.
5.350% 04/01/2034	1,560,000	1,565,662
Piedmont Natural Gas Co., Inc.
3.500% 06/01/2029	1,640,000	1,557,303
PPL Electric Utilities Corp.
6.450% 08/15/2037	963,000	1,058,228
Public Service Enterprise Group, Inc.
5.450% 04/01/2034	1,535,000	1,553,168
Puget Energy, Inc.
4.100% 06/15/2030	1,655,000	1,554,628
Southern Co.
4.250% 07/01/2036	1,490,000	1,369,524
Southwest Gas Corp.
2.200% 06/15/2030	1,800,000	1,548,577
Toledo Edison Co.
6.150% 05/15/2037	1,350,000	1,449,970
Virginia Electric and Power Co.
5.000% 01/15/2034	1,560,000	1,546,985
WEC Energy Group, Inc.
1.800% 10/15/2030	1,870,000	1,580,180

Semi-Annual Report | October 31, 2024	9

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
UTILITIES (continued)
Utilities (continued)
Xcel Energy, Inc.
2.600% 12/01/2029	$1,740,000	$1,559,020
		34,600,086

TOTAL UTILITIES		34,600,086

TOTAL CORPORATE BONDS
(Cost $111,918,809)		$110,056,114

FOREIGN CORPORATE BONDS (2.35%)
ENERGY (0.83%)
Exploration & Production (0.29%)
Canadian Natural Resources, Ltd.
6.450% 06/30/2033	1,430,000	1,523,125

Pipeline (0.54%)
Enbridge, Inc.
5.700% 03/08/2033	1,513,000	1,552,109
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	1,130,000	1,299,049
		2,851,158

TOTAL ENERGY		4,374,283

FINANCIALS (0.70%)
Diversified Banks (0.70%)
Bank of Nova Scotia
4.750% 02/02/2026	1,225,000	1,226,726
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	1,229,000	1,224,394
Toronto-Dominion Bank
1.200% 06/03/2026	1,340,000	1,268,870

TOTAL FINANCIALS		3,719,990

10	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
HEALTH CARE (0.29%)
Pharmaceuticals (0.29%)
Pfizer Investment Enterprises Pte, Ltd.
4.450% 05/19/2028	$1,540,000	$1,534,630

TOTAL HEALTH CARE		1,534,630

INDUSTRIALS (0.24%)
Railroad (0.24%)
Canadian Pacific Railway Co.
2.900% 02/01/2025	1,250,000	1,243,142

TOTAL INDUSTRIALS		1,243,142

MATERIALS (0.29%)
Metals & Mining (0.29%)
BHP Billiton Finance USA, Ltd.
5.250% 09/08/2033	1,490,000	1,515,651

TOTAL MATERIALS		1,515,651

TOTAL FOREIGN CORPORATE BONDS
(Cost $12,448,489)		$12,387,696

GOVERNMENT & AGENCY OBLIGATIONS (6.35%)
U.S. Treasury Bonds
2.000% 08/15/2025	6,300,000	6,184,517
2.875% 08/15/2028	290,000	277,035
U.S. Treasury Notes
0.250% 10/31/2025	1,500,000	1,440,949
2.625% 04/15/2025	6,700,000	6,647,401
2.750% 05/15/2025	6,300,000	6,243,481
3.000% 07/15/2025	6,700,000	6,640,654
3.500% 09/15/2025	5,450,000	5,411,712
4.125% 06/15/2026	670,000	669,163

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $33,479,391)		$33,514,912

Semi-Annual Report | October 31, 2024	11

The Disciplined Growth Investors Fund	Schedule of Investments

October 31, 2024 (Unaudited)

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.16%)
MONEY MARKET FUND (0.16%)
First American Treasury Obligations Fund	4.735	%(d)	867,613	$867,613

TOTAL SHORT TERM INVESTMENTS
(Cost $867,613)				$867,613

TOTAL INVESTMENTS (99.76%)
(Cost $424,932,852)				$526,386,835

Other Assets In Excess Of Liabilities (0.24%)				1,254,440

NET ASSETS (100.00%)				$527,641,275

(a)	Non-Income Producing Security.

(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of October 31, 2024.

(c)	Floating or variable rate security. The reference rate is described below. The rate in effect as of October 31, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.

(d)	Represents the 7-day yield.

Common Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Libor Rates:

3M CME Term SOFR as of October 31, 2024 was 4.56%

See Notes to Financial Statements.

12	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Statement of Assets and Liabilities

October 31, 2024 (Unaudited)

ASSETS
Investments, at value	$526,386,835
Receivable for shares sold	32,620
Dividends and interest receivable	1,614,104
Total assets	528,033,559

LIABILITIES
Payable for shares redeemed	36,000
Payable to adviser	356,284
Total liabilities	392,284
NET ASSETS	$527,641,275

NET ASSETS CONSIST OF
Paid-in capital (Note 5)	$426,040,006
Distributable Earnings	101,601,269
NET ASSETS	$527,641,275

INVESTMENTS, AT COST	$424,932,852

PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$23.95
Shares of beneficial interest outstanding	22,029,891

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	13

The Disciplined Growth Investors Fund	Statement of Operations

For the Six Months Ended October 31, 2024 (Unaudited)
INVESTMENT INCOME
Dividends	$1,157,478
Foreign taxes withheld	(968)
Interest	3,631,179
Total investment income	4,787,689

EXPENSES
Investment advisory fees (Note 6)	2,113,550
Total expenses	2,113,550
NET INVESTMENT INCOME	2,674,139

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(165,436)
Net change in unrealized depreciation on investments	(2,035,135)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,200,571)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$473,568

See Notes to Financial Statements.

14	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
OPERATIONS
Net investment income	$2,674,139	$3,912,313
Net realized gain/(loss)	(165,436)	101,613,637
Net change in unrealized appreciation/(depreciation)	(2,035,135)	55,444,062
Net increase in net assets resulting from operations	473,568	160,970,012

DISTRIBUTIONS (Note 3)
From distributable earnings	(92,779,822)	(12,504,274)
Net decrease in net assets from distributions	(92,779,822)	(12,504,274)

CAPITAL SHARE TRANSACTIONS (Note 5)
Proceeds from sales of shares	11,168,419	32,281,940
Issued to shareholders in reinvestment of distributions	92,322,815	12,343,700
Cost of shares redeemed	(7,744,209)	(27,188,501)
Net increase from capital share transactions	95,747,025	17,437,139

Net increase in net assets	3,440,771	165,902,877

NET ASSETS
Beginning of period	524,200,504	358,297,627
End of period	$527,641,275	$524,200,504

OTHER INFORMATION
Share Transactions
Issued	432,601	1,228,023
Issued to shareholders in reinvestment of distributions	3,632,299	495,191
Redeemed	(298,367)	(1,060,174)
Net increase in share transactions	3,766,533	663,040

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	15

The Disciplined Growth Investors Fund

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME FROM OPERATIONS
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

DISTRIBUTIONS
From net investment income
From net realized gain on investments
Total distributions

INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000’s)

RATIOS TO AVERAGE NET ASSETS
Expenses
Net investment income

PORTFOLIO TURNOVER RATE

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.

See Notes to Financial Statements.

16	1-855-DGI-FUND (344-3863) | www.DGIfund.com

Financial Highlights

For a share outstanding during the period or years presented

For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
$28.70		$20.36	$20.51	$25.94	$19.42	$21.15

0.13		0.22	0.18	0.08	0.09	0.18
0.18		8.83	0.14	(2.84)	8.83	(1.14)
0.31		9.05	0.32	(2.76)	8.92	(0.96)

(0.14)		(0.21)	(0.17)	(0.08)	(0.10)	(0.17)
(4.91)		(0.50)	(0.30)	(2.59)	(2.30)	(0.60)
(5.05)		(0.71)	(0.47)	(2.67)	(2.40)	(0.77)

(4.75)		8.34	(0.15)	(5.43)	6.52	(1.73)
$23.95		$28.70	$20.36	$20.51	$25.94	$19.42

0.10	%(b)	44.95%	1.67%	(11.86%)	47.00%	(4.79%)

$527,641		$524,201	$358,298	$344,503	$345,450	$226,591

0.78	%(c)	0.78%	0.78%	0.78%	0.78%	0.78%
0.99	%(c)	0.88%	0.89%	0.32%	0.39%	0.86%

8	%(b)	35%	26%	21%	31%	29%

Semi-Annual Report | October 31, 2024	17

The Disciplined Growth Investors Fund	Notes to Financial Statements
October 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

18	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements
October 31, 2024 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Semi-Annual Report | October 31, 2024	19

The Disciplined Growth Investors Fund	Notes to Financial Statements
October 31, 2024 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of October 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$369,560,500	$–	$–	$369,560,500
Corporate Bonds(a)	–	110,056,114	–	110,056,114
Foreign Corporate Bonds(a)	–	12,387,696	–	12,387,696
Government & Agency Obligations	–	33,514,912	–	33,514,912
Short Term Investments	867,613	–	–	867,613
TOTAL	$370,428,113	$155,958,722	$–	$526,386,835

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the six months ended October 31, 2024, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the six months ended October 31, 2024.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Expenses that are specific to the Fund are charged directly to the Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

20	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements
October 31, 2024 (Unaudited)

As of and during the six months ended October 31, 2024 the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends, if any, quarterly and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

The Disciplined Growth Investors Fund
Gross appreciation
(excess of value over tax cost)	$140,303,685
Gross depreciation
(excess of tax cost over value)	(38,849,723)
Net unrealized appreciation	$101,453,962
Cost of investments for income tax purposes	$424,932,873

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Semi-Annual Report | October 31, 2024	21

The Disciplined Growth Investors Fund	Notes to Financial Statements
October 31, 2024 (Unaudited)

The tax character of distributions paid during the year ended April 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain
The Disciplined Growth Investors Fund	$3,684,809	$8,819,465

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2024.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities, U.S. Government Obligations, and in-kind transactions) during the six months ended October 31, 2024, were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$49,000,345	$44,263,210

Investment transactions in U.S. Government Obligations (excluding short-term securities) during the six months ended October 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
The Disciplined Growth Investors Fund	$1,441,699	$23,580,631

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares or make contributions to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares). Shares have no pre-emptive rights.

22	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Notes to Financial Statements
October 31, 2024 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.78% of the Fund’s average daily net assets. The management fee is paid on a monthly basis.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, bookkeeping and pricing services, legal, audit and other services, except for interest expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Also included are Trustee fees which were $32,372 for six months ended October 31, 2024.

Fund Administrator Fees and Expenses

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assists in the Fund’s operations. Officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed for certain out-of-pocket expenses. The administrative fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Compliance Services

ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses. The fee and out-of-pocket expenses are included in the unitary management fee paid to the Adviser.

Principal Financial Officer

ALPS receives an annual fee for providing principal financial officer services to the Fund. The fee is included in the unitary management fee paid to the Adviser.

Semi-Annual Report | October 31, 2024	23

The Disciplined Growth Investors Fund	Notes to Financial Statements
October 31, 2024 (Unaudited)

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, and ADI has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the Securities and Exchange Commission.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. SUBSEQUENT EVENT

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the Financial Statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

24	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Changes in and Disagreements with Accountants for Open-End Management Investment Companies
October 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | October 31, 2024	25

The Disciplined Growth Investors Fund	Proxy Disclosures for Open-End Management Investment Companies
October 31, 2024 (Unaudited)

Not applicable for this reporting period.

26	1-855-DGI-FUND (344-3863) | www.DGIfund.com

The Disciplined Growth Investors Fund	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
October 31, 2024 (Unaudited)

Pursuant to the Fund’s unitary fee arrangements, the Fund does not pay any trustee fees.

Semi-Annual Report | October 31, 2024	27

The Disciplined Growth Investors Fund	Statement Regarding Basis for Approval of Investment Advisory Contract
October 31, 2024 (Unaudited)

Not applicable for this reporting period.

28	1-855-DGI-FUND (344-3863) | www.DGIfund.com

THE DISCIPLINED GROWTH INVESTORS FUND

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.
THE DISCIPLINED GROWTH INVESTORS FUND IS DISTRIBUTED BY ALPS DISTRIBUTORS, INC.

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

October 31, 2024

EMERALD GROWTH FUND

Class A: HSPGX | Class C: HSPCX
Institutional Class: FGROX | Investor Class: FFGRX

EMERALD INSIGHTS FUND

Class A: EFCAX | Class C: EFCCX
Institutional Class: EFCIX | Investor Class: EFCNX

EMERALD FINANCE & BANKING INNOVATION FUND

Class A: HSSAX | Class C: HSSCX
Institutional Class: HSSIX | Investor Class: FFBFX

Schedule of Investments
Emerald Growth Fund	1
Emerald Insights Fund	3
Emerald Finance & Banking Innovation Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets
Emerald Growth Fund	9
Emerald Insights Fund	11
Emerald Finance & Banking Innovation Fund	12
Financial Highlights
Emerald Growth Fund	14
Emerald Insights Fund	18
Emerald Finance & Banking Innovation Fund	22
Notes to Financial Statements and Financial Highlights	26
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	34
Proxy Disclosures for Open-End Management Investment Companies	35
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	36
Statement Regarding Basis for Approval of Investment Advisory Contract	37

Emerald Growth Fund	Schedule of Investments

October 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 94.25%
Consumer Discretionary: 5.48%
345,530	Arhaus, Inc.	$2,930,094
487,096	Arlo Technologies, Inc.(a)	4,948,895
192,037	BJ's Restaurants, Inc.(a)	7,122,652
44,704	Churchill Downs, Inc.	6,263,030
82,822	Jack in the Box, Inc.	4,078,984
33,532	Light & Wonder, Inc.(a)	3,144,631
101,117	National Vision Holdings, Inc.(a)	1,051,617
103,115	Ollie's Bargain Outlet Holdings, Inc.(a)	9,469,051
373,170	OneSpaWorld Holdings, Ltd.	6,534,207
492,196	Portillo's, Inc.(a)	6,364,094
		51,907,255

Consumer Staples: 3.08%
201,416	Freshpet, Inc.(a)	26,695,677
144,847	Utz Brands, Inc.	2,494,265
		29,189,942

Consumer, Non-cyclical: 4.64%
455,496	Avid Bioservices, Inc.(a)	4,536,740
154,283	BioAge Labs, Inc.(a)	3,641,079
49,814	Ceribell, Inc.(a)	1,309,610
29,553	GeneDx Holdings Corp.(a)	2,414,184
66,871	Keros Therapeutics, Inc.(a)	3,881,193
158,128	Longboard Pharmaceuticals, Inc.(a)	9,443,404
145,298	Novocure, Ltd.(a)	2,205,624
134,484	Spyre Therapeutics, Inc.(a)	4,374,764
48,073	Tarsus Pharmaceuticals, Inc.(a)	2,138,768
288,338	Vital Farms, Inc.(a)	9,999,562
		43,944,928

Energy: 1.81%
9,442	Atlas Energy Solutions, Inc.	184,780
20,798	Cactus, Inc.	1,233,113
145,625	Expro Group Holdings NV(a)	1,856,719
208,554	Northern Oil and Gas, Inc.	7,560,082
105,995	Tidewater, Inc.(a)	6,367,120
		17,201,814

Financial Services: 13.20%
210,529	Axos Financial, Inc.(a)	14,257,024
353,622	Baldwin Insurance Group, Inc.(a)	16,358,554
100,347	Bowhead Specialty Holdings, Inc.(a)	2,921,101
96,084	First Busey Corp.	2,335,802
62,930	First Financial Bankshares, Inc.	2,274,290
454,477	Fulton Financial Corp.	8,230,578
131,552	LendingTree, Inc.(a)	7,502,411
108,088	Mid Penn Bancorp, Inc.	3,414,500
202,151	Moelis & Co., Class A	13,422,826
66,508	Orrstown Financial Services, Inc.	2,490,060
199,236	Palomar Holdings, Inc.(a)	17,885,416
8,601	Popular, Inc.	767,467
41,437	Selective Insurance Group, Inc.	3,763,308
Shares		Value (Note 2)
Financial Services (continued)
382,198	Skyward Specialty Insurance Group, Inc.(a)	$16,896,974
26,589	Stewart Information Services Corp.	1,829,323
338,791	Trinity Capital, Inc.	4,668,540
55,100	UMB Financial Corp.	6,046,123
		125,064,297

Healthcare: 19.23%
253,451	ACADIA Pharmaceuticals, Inc.(a)	3,697,850
179,449	Akero Therapeutics, Inc.(a)	5,532,413
261,033	Alphatec Holdings, Inc.(a)	2,049,109
97,781	AtriCure, Inc.(a)	3,244,374
63,104	Biohaven, Ltd.(a)	3,140,055
141,095	Blueprint Medicines Corp.(a)	12,347,223
314,094	Bridgebio Pharma, Inc.(a)	7,352,941
284,631	Collegium Pharmaceutical, Inc.(a)	9,717,302
51,822	CVRx, Inc.(a)	679,905
80,611	Immunovant, Inc.(a)	2,358,678
199,736	Insmed, Inc.(a)	13,438,238
15,833	Integer Holdings Corp.(a)	1,967,250
145,235	Intra-Cellular Therapies, Inc.(a)	12,308,666
352,988	KalVista Pharmaceuticals, Inc.(a)	3,625,187
226,853	LivaNova PLC(a)	11,710,152
8,977	Madrigal Pharmaceuticals, Inc.(a)	2,328,095
102,177	Merit Medical Systems, Inc.(a)	10,080,783
555,563	NeoGenomics, Inc.(a)	7,550,101
110,998	Orthofix Medical, Inc.(a)	1,797,058
235,516	Quanterix Corp.(a)	3,112,344
223,111	RadNet, Inc.(a)	14,511,139
187,024	Soleno Therapeutics, Inc.(a)	10,297,541
53,346	TransMedics Group, Inc.(a)	4,372,772
494,279	Travere Therapeutics, Inc.(a)	8,649,882
164,223	Ultragenyx Pharmaceutical, Inc.(a)	8,373,731
80,267	Viking Therapeutics, Inc.(a)	5,822,568
881,751	WaVe Life Sciences, Ltd.(a)	12,088,806
		182,154,163

Industrials: 22.33%
194,008	AAR Corp.(a)	11,388,270
89,051	AeroVironment, Inc.(a)	19,142,403
237,181	ATI, Inc.(a)	12,501,810
15,656	Bowman Consulting Group, Ltd.(a)	317,817
88,550	Carpenter Technology Corp.	13,238,225
105,871	Chart Industries, Inc.(a)	12,780,747
42,605	Fabrinet(a)	10,266,527
556,647	First Advantage Corp.(a)	10,086,444
105,819	Flywire Corp.(a)	1,843,367
215,529	FTAI Aviation Ltd	28,975,719
12,474	Installed Building Products, Inc.	2,705,611
737,671	Kratos Defense & Security Solutions, Inc.(a)	16,759,885
119,819	Louisiana-Pacific Corp.	11,850,099
112,024	Modine Manufacturing Co.(a)	13,193,066

Semi-Annual Report | October 31, 2024	1

Emerald Growth Fund	Schedule of Investments

October 31, 2024 (Unaudited)

Shares		Value (Note 2)
Industrials (continued)
121,819	Montrose Environmental Group, Inc.(a)	$3,212,367
430,952	NV5 Global, Inc.(a)	9,847,253
36,211	Proficient Auto Logistics, Inc.(a)	296,568
304,006	RXO, Inc.(a)	8,569,929
123,541	Shift4 Payments, Inc.(a)	11,173,048
53,148	SPX Technologies Inc(a)	7,626,207
68,426	TriNet Group, Inc.	5,808,683
		211,584,045

Producer Durables: 0.39%
57,242	Allegiant Travel Co.(a)	3,721,302

Real Estate: 1.27%
66,473	Ryman Hospitality Properties, Inc.	7,115,935
81,755	Terreno Realty Corp.	4,901,212
		12,017,147

Technology: 21.47%
89,438	Agilysys, Inc.(a)	8,947,377
42,954	Clear Secure, Inc.	1,579,848
158,109	Clearwater Analytics Holdings, Inc.(a)	4,128,226
84,039	Cogent Communications Holdings, Inc.	6,745,810
17,020	CommVault Systems, Inc.(a)	2,658,354
640,181	Credo Technology Group Holding, Ltd.(a)	24,134,824
247,851	FormFactor, Inc.(a)	9,413,381
32,685	Ibotta, Inc.(a)	2,395,484
51,736	Impinj, Inc.(a)	9,829,323
61,097	InterDigital, Inc.	9,191,433
146,899	Kulicke & Soffa Industries, Inc.	6,589,889
94,723	Life360, Inc.(a)	4,060,775
85,799	MACOM Technology Solutions Holdings, Inc.(a)	9,643,808
219,629	Napco Security Technologies, Inc.	8,451,324
31,537	Onto Innovation, Inc.(a)	6,254,733
374,722	PDF Solutions, Inc.(a)	10,612,127
240,803	Q2 Holdings, Inc.(a)	20,386,382
231,279	Rambus, Inc.(a)	11,059,762
449,066	SkyWater Technology, Inc.(a)	4,405,337
93,005	Sprout Social, Inc.(a)	2,463,702
307,085	Tenable Holdings, Inc.(a)	12,163,638
308,165	TTM Technologies, Inc.(a)	6,915,223
331,746	Varonis Systems, Inc.(a)	16,710,046
470,917	Zuora, Inc., Class A(a)	4,662,078
		203,402,884

Telecommunications: 1.35%
253,648	Applied Optoelectronics, Inc.(a)	3,961,982
Shares		Value (Note 2)
Telecommunications (continued)
138,801	Lumentum Holdings, Inc.(a)	$8,865,220
		12,827,202

	Total Common Stocks
	(Cost $609,378,513)	893,014,979

MUTUAL FUND: 5.25%
Healthcare: 5.25%
2,000,000	F/m Emerald Life Sciences Innovation ETF(a)(c)	49,780,000

	Total Mutual Fund
	(Cost $31,078,490)	49,780,000

SHORT-TERM INVESTMENT: 0.72%
6,781,327	First American Government Obligations Fund, Class X 4.106% (b)	6,781,327

	Total Short-Term Investment
	(Cost $6,781,327)	6,781,327

Total Investments: 100.22%
(Cost $647,238,330)		949,576,306

Liabilities In Excess Of Other Assets: (0.22)%		(2,128,901)
Net Assets: 100.00%		$947,447,405

(a)	Non-income producing security.
(b)	Represents the 7-day yield.
(c)	Affiliated company. See Note 8 to Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

2	www.emeraldmutualfunds.com

Emerald Insights Fund	Schedule of Investments

October 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 99.47%
Consumer Discretionary: 13.18%
7,030	Amazon.com, Inc.(a)	$1,310,392
13,647	Arlo Technologies, Inc.(a)	138,653
3,479	Chipotle Mexican Grill, Inc.(a)	194,024
2,416	Churchill Downs, Inc.	338,482
304	Costco Wholesale Corp.	265,751
303	Hyatt Hotels Corp., Class A	44,071
225	Netflix, Inc.(a)	170,107
731	Tesla, Inc.(a)	182,640
3,566	TJX Cos., Inc.	403,065
		3,047,185

Consumer Staples: 2.15%
672	Constellation Brands, Inc., Class A	156,133
2,563	Freshpet, Inc.(a)	339,700
		495,833

Consumer, Non-cyclical: 0.38%
3,707	BioAge Labs, Inc.(a)	87,485

Energy: 4.82%
2,021	Cactus, Inc.	119,825
1,401	Cheniere Energy, Inc.	268,124
4,317	EQT Corp.	157,743
4,705	Northern Oil and Gas, Inc.	170,556
3,622	Sable Offshore Corp.(a)	80,988
5,941	TechnipFMC PLC	158,565
47,429	TETRA Technologies, Inc.(a)	158,887
		1,114,688

Financial Services: 4.02%
4,933	Baldwin Insurance Group, Inc.(a)	228,201
1,444	KKR & Co., Inc., Class A	199,619
4,983	LendingTree, Inc.(a)	284,180
2,403	Palomar Holdings, Inc.(a)	215,717
		927,717

Healthcare: 16.47%
8,849	ACADIA Pharmaceuticals, Inc.(a)	129,107
661	Amgen, Inc.	211,626
6,031	Bridgebio Pharma, Inc.(a)	141,186
562	Eli Lilly & Co.	466,314
6,136	Insmed, Inc.(a)	412,830
3,333	Intra-Cellular Therapies, Inc.(a)	282,472
7,457	LivaNova PLC(a)	384,930
1,374	Merit Medical Systems, Inc.(a)	135,559
9,733	Quanterix Corp.(a)	128,621
107	Regeneron Pharmaceuticals, Inc.(a)	89,687
1,451	Sarepta Therapeutics, Inc.(a)	182,826
2,415	Soleno Therapeutics, Inc.(a)	132,970
10,646	Teva Pharmaceutical Industries, Ltd.(a)	196,312
3,853	Ultragenyx Pharmaceutical, Inc.(a)	196,464
311	United Therapeutics Corp.(a)	116,305
Shares		Value (Note 2)
Healthcare (continued)
1,756	Viking Therapeutics, Inc.(a)	$127,380
34,446	WaVe Life Sciences, Ltd.(a)	472,255
		3,806,844

Industrials: 7.02%
958	AeroVironment, Inc.(a)	205,932
2,430	Chart Industries, Inc.(a)	293,350
13,235	Kratos Defense & Security Solutions, Inc.(a)	300,699
1,277	Louisiana-Pacific Corp.	126,295
3,433	Shift4 Payments, Inc.(a)	310,481
1,236	Vertiv Holdings Co.	135,082
864	Visa, Inc., Class A	250,430
		1,622,269

Technology: 48.50%
6,557	Alphabet, Inc., Class A	1,121,968
9,026	Apple, Inc.	2,039,064
168	ASML Holding NV	112,988
3,800	Broadcom, Ltd.	645,126
463	Cadence Design Systems, Inc.(a)	127,844
951	Datadog, Inc., Class A(a)	119,293
34,218	indie Semiconductor, Inc.(a)	113,262
150	KLA Corp.	99,934
1,662	Meta Platforms, Inc., Class A	943,318
5,376	Microsoft Corp.	2,184,538
878	Mongodb Inc(a)	237,411
20,956	NVIDIA Corp.	2,782,119
467	Oracle Corp.	78,381
788	Palo Alto Networks, Inc.(a)	283,940
4,245	Pinterest, Inc., Class A(a)	134,949
12,713	SkyWater Technology, Inc.(a)	124,714
2,100	Super Micro Computer, Inc.(a)	61,131
		11,209,980

Telecommunications: 1.43%
403	InterDigital, Inc.	60,628
3,746	Uber Technologies, Inc.(a)	269,899
		330,527

Utilities: 1.50%
12,378	AES Corp.	204,113
8,653	Aris Water Solutions, Inc.	142,775
		346,888

	Total Common Stocks
	(Cost $13,220,378)	22,989,416

Semi-Annual Report | October 31, 2024	3

Emerald Insights Fund	Schedule of Investments

October 31, 2024 (Unaudited)

Shares		Value (Note 2)
Utilities (continued)
SHORT-TERM INVESTMENT: 0.41%
94,976	First American Government Obligations Fund, Class X 4.793% (b)	$94,976

	Total Short-Term Investment
	(Cost $94,976)	94,976

Total Investments: 99.88%
(Cost $13,315,354)		23,084,392

Other Assets In Excess Of Liabilities: 0.12%		28,882
Net Assets: 100.00%		$23,113,274

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

4	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Schedule of Investments

October 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.69%
Financial Services: 98.69%
Banks: 74.75%
4,442	Ameris Bancorp	$275,360
5,295	Atlantic Union Bankshares Corp.	200,151
31,241	Axos Financial, Inc.(a)	2,115,640
18,873	Bancorp, Inc.(a)	948,557
13,080	Burke & Herbert Financial Services Corp.	828,489
16,270	Byline Bancorp, Inc.	437,826
7,371	Cadence Bank	246,413
22,070	Carter Bankshares Inc(a)	406,088
8,149	Citizens Financial Group, Inc.	343,236
42,886	CNB Financial Corp.	1,088,447
10,010	Coastal Financial Corp.(a)	630,530
55,742	Community Heritage Financial, Inc.	1,170,582
19,169	Community West Bancshares	359,219
25,356	ConnectOne Bancorp, Inc.	614,629
6,314	East West Bancorp, Inc.	615,552
17,640	Esquire Financial Holdings, Inc.	1,174,471
4,530	Fifth Third Bancorp	197,870
85,424	Finwise Bancorp(a)	1,429,144
250	First Citizens BancShares, Inc., Class A, Class A	484,337
20,920	First Financial Bankshares, Inc.	756,049
33,746	First Internet Bancorp	1,180,098
4,767	First Merchants Corp.	176,617
9,792	Firstsun Capital Bancorp(a)	358,191
18,040	Five Star Bancorp	542,643
35,331	F.N.B. Corp.	512,299
4,282	Home BancShares, Inc.	116,856
53,703	HomeStreet, Inc.	486,281
5,275	Huntington Bancshares, Inc.	82,237
53,343	KeyCorp	920,167
112,091	LINKBANCORP, Inc.	803,132
14,004	Live Oak Bancshares, Inc.	556,099
727	M&T Bank Corp.	141,532
53	Mechanics Bank/Walnut Creek CA	1,404,500
39,932	Metropolitan Bank Holding Corp.(a)	2,136,362
26,975	Northeast Bancorp	2,396,998
17,299	NU Holdings, Ltd.(a)	261,042
4,672	Origin Bancorp, Inc.	146,654
9,875	Pacific Premier Bancorp, Inc.	251,911
16,572	Pathward Financial, Inc.	1,172,635
8,482	Pinnacle Financial Partners, Inc.	894,427
11,196	Popular, Inc.	999,019
3,676	Private Bancorp of America, Inc.(a)	178,286
4,016	Prosperity Bancshares, Inc.	293,971
13,110	QCR Holdings, Inc.	1,037,001
58,688	Shore Bancshares, Inc.	853,324
7,930	South State Corp.	773,413
10,408	Synovus Financial Corp.	519,047
19,108	Third Coast Bancshares, Inc.(a)	622,348
28,953	Veritex Holdings, Inc.	781,731
17,931	Western Alliance Bancorp	1,492,038
Shares		Value (Note 2)
Banks (continued)
9,990	Wintrust Financial Corp	$1,157,741
10,678	Zions Bancorporation	555,897
		38,127,087

Banks: Diversified: 4.64%
21,123	First Busey Corp.	513,500
29,189	Fulton Financial Corp.	528,613
13,798	Orrstown Financial Services, Inc.	516,597
8,088	Sandy Spring Bancorp, Inc.	272,081
4,881	UMB Financial Corp.	535,592
		2,366,383

Commercial Banks: 0.53%
15,631	First Horizon National Corp.	270,885

Consumer Lending: 2.81%
25,126	LendingTree, Inc.(a)	1,432,936

Diversified Finan Serv: 0.25%
4,478	GBank Financial Holdings, Inc.(a)	128,160

Diversified Financial Services: 1.42%
25,000	MidWestOne Financial Group, Inc.	723,500

Insurance: 5.77%
5,770	Baldwin Insurance Group, Inc.(a)	266,920
8,914	Bowhead Specialty Holdings, Inc.(a)	259,487
6,059	Selective Insurance Group, Inc.	550,278
38,646	Skyward Specialty Insurance Group, Inc.(a)	1,708,540
4,900	TWFG, Inc.(a)	158,956
		2,944,181

Open End And Misc Investment Vehicles: 1.61%
59,403	Trinity Capital, Inc.	818,573

Private Equity: 1.02%
47,085	P10, Inc., Class A	520,289

Property And Casualty Insurance: 4.29%
4,028	Kinsale Capital Group, Inc.	1,724,427
5,180	Palomar Holdings, Inc.(a)	465,009
		2,189,436

Real Estate: 0.64%
51,103	Compass, Inc.(a)	324,504

Savings&Loans: 0.96%
48,149	Flagstar Financial, Inc.	487,268

	Total Common Stocks
	(Cost $34,304,147)	50,333,202

Semi-Annual Report | October 31, 2024	5

Emerald Finance & Banking Innovation Fund	Schedule of Investments

October 31, 2024 (Unaudited)

Shares		Value (Note 2)
Savings&Loans (continued)
WARRANTS: 0.00%
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	1,744

	Total Warrants
	(Cost $211,219)	$1,744

SHORT-TERM INVESTMENT: 1.87%
955,621	First American Government Obligations Fund, Class X 4.793% (b)	955,621

	Total Short-Term Investment
	(Cost $955,621)	955,621

Total Investments: 100.56%
(Cost $35,470,987)		51,290,567

Liabilities In Excess Of Other Assets: (0.56)%		(286,398)
Net Assets: 100.00%		$51,004,169

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

6	www.emeraldmutualfunds.com

Emerald Funds	Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	Emerald Growth Fund	Emerald Insights Fund	Emerald Finance & Banking Innovation Fund
ASSETS:
Investments, at value	$949,576,306	$23,084,392	$51,290,567
Receivable for investments sold	241,161	145,924	–
Receivable for shares sold	807,233	500	280
Interest and dividends receivable	23,456	248	3,548
Other assets	51,585	37,250	50,324
Total Assets	950,699,741	23,268,314	51,344,719
LIABILITIES:
Payable for investments purchased	1,604,878	90,184	–
Payable for shares redeemed	533,267	–	81,764
Investment advisory fees payable	517,006	7,255	43,606
Payable to fund accounting and administration	105,779	7,427	9,704
Payable for distribution and service fees	258,460	7,888	57,469
Payable for trustee fees and expenses	27,420	290	5,443
Payable for transfer agency fees	55,045	14,793	36,032
Payable for chief compliance officer fee	18,160	362	1,561
Payable for principal financial officer fee	4,149	79	353
Payable for professional fees	39,811	14,579	41,208
Accrued expenses and other liabilities	88,361	12,183	63,410
Total Liabilities	3,252,336	155,040	340,550
NET ASSETS	$947,447,405	$23,113,274	$51,004,169
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$597,600,501	$13,628,012	$97,597,505
Total distributable earnings	349,846,904	9,485,262	(46,593,336)
NET ASSETS	$947,447,405	$23,113,274	$51,004,169
INVESTMENTS, AT COST	$647,238,330	$13,315,354	$35,470,987
PRICING OF SHARES
Class A: (a)
Net Asset Value, offering and redemption price per share	$24.23	$20.17	$27.17
Net Assets	$77,873,626	$16,995,303	$20,166,245
Shares of beneficial interest outstanding	3,214,504	842,591	742,318
Maximum offering price per share (NAV/.9525, based on maximum sales charge of 4.75% of the offering price)	$25.43	$21.18	$28.52
Class C: (a)
Net Asset Value, offering and redemption price per share	$16.66	$18.32	$21.83
Net Assets	$1,109,160	$28,220	$2,440,239
Shares of beneficial interest outstanding	66,562	1,540	111,798
Institutional Class:
Net Asset Value, offering and redemption price per share	$26.54	$20.99	$28.61
Net Assets	$784,331,644	$5,157,854	$21,653,722
Shares of beneficial interest outstanding	29,548,642	245,675	756,905
Investor Class:
Net Asset Value, offering and redemption price per share	$23.97	$19.99	$25.44
Net Assets	$84,132,975	$931,897	$6,743,963
Shares of beneficial interest outstanding	3,510,112	46,625	265,118

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Funds' Prospectus.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	7

Emerald Funds	Statements of Operations

For Six Months Ended October 31, 2024 (Unaudited)

	Emerald Growth Fund	Emerald Insights Fund	Emerald Finance & Banking Innovation Fund
INVESTMENT INCOME:
Dividends (a)	$2,580,986	$51,218	$445,730
Foreign taxes withheld	(1,916)	(42)	(3,843)
Total Investment Income	2,579,070	51,176	441,887

EXPENSES:
Investment advisory fee (Note 6)	3,025,851	85,448	246,442
Administration fee	321,455	16,972	24,841
Custodian fee	42,070	2,388	4,008
Professional fees	25,763	11,837	13,694
Transfer agent fee	88,269	20,426	50,027
Delegated transfer agent equivalent services fees
Class A	1,360	24	535
Class C	54	–	25
Institutional Class	587	–	167
Investor Class	136	–	27
Trustee fees and expenses	47,549	784	3,446
Registration/filing fees	27,868	16,631	21,882
Reports to shareholder and printing fees	27,466	4,933	5,464
Distribution and service fees
Class A	149,185	29,437	36,532
Class C	5,795	139	12,620
Institutional Class	209,366	1,258	4,820
Investor Class	169,760	1,808	13,221
Chief compliance officer fee	38,754	827	2,520
Principal financial officer fee	8,568	150	559
Other	22,218	6,316	6,684
Total expenses before waiver	4,212,074	199,378	447,514
Less fees waived/reimbursed by investment advisor (Note 6)	–	(52,687)	(12,859)
Total Net Expenses	4,212,074	146,691	434,655

NET INVESTMENT INCOME/(LOSS):	(1,633,004)	(95,515)	7,232

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	86,082,149	403,991	2,089,890
Net change in unrealized appreciation on foreign currency transactions	–	–	–
Net change in unrealized appreciation on investments	29,476,935	2,673,694	8,736,321
Net change in unrealized appreciation on affiliated investments (Note 8)	18,701,510	–	–
NET REALIZED AND UNREALIZED GAIN	134,260,594	3,077,685	10,826,211
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,627,590	$2,982,170	$10,833,443

(a)	Includes $- received from affiliated issuers held by the Emerald Growth Fund. See Note 8 in the Notes to Financial Statements.

See Notes to Financial Statements.

8	www.emeraldmutualfunds.com

Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment loss	$(1,633,004)	$(2,581,790)
Net realized gain on investments	86,082,149	60,335,788
Net change in unrealized appreciation on investments	48,178,445	72,549,764
Net increase in net assets resulting from operations	132,627,590	130,303,762

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	(5,391,127)	(5,431,723)
Class C	(99,842)	(411,326)
Institutional Class	(48,947,417)	(45,259,070)
Investor Class	(5,351,009)	(5,041,068)
Net decrease in net assets from distributions	(59,789,395)	(56,143,187)
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	2,353,554	10,591,088
Issued to shareholders in reinvestment of distributions	4,997,597	5,032,168
Cost of shares redeemed	(14,837,553)	(24,045,176)
Net decrease from share transactions	(7,486,402)	(8,421,920)
Class C
Proceeds from sale of shares	50,300	169,827
Issued to shareholders in reinvestment of distributions	96,172	396,863
Cost of shares redeemed	(211,081)	(6,718,497)
Net decrease from share transactions	(64,609)	(6,151,807)
Institutional Class
Proceeds from sale of shares	79,268,452	125,541,906
Issued to shareholders in reinvestment of distributions	41,026,943	37,998,907
Cost of shares redeemed	(170,789,278)	(180,410,950)
Net decrease from share transactions	(50,493,883)	(16,870,137)
Investor Class
Proceeds from sale of shares	8,527,400	16,290,444
Issued to shareholders in reinvestment of distributions	1,262,513	1,109,778
Cost of shares redeemed	(9,016,279)	(19,392,745)
Net increase/(decrease) from share transactions	773,634	(1,992,523)
Net increase in net assets	$15,566,935	$40,724,188
NET ASSETS:
Beginning of year	931,880,470	891,156,282
End of year	$947,447,405	$931,880,470

Semi-Annual Report | October 31, 2024	9

Emerald Growth Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	97,584	493,276
Distributions reinvested	215,786	226,757
Redeemed	(610,299)	(1,113,845)
Net decrease in shares outstanding	(296,929)	(393,811)
Class C
Sold	2,982	10,914
Distributions reinvested	6,026	24,771
Redeemed	(12,607)	(437,637)
Net decrease in shares outstanding	(3,599)	(401,952)
Institutional Class
Sold	3,010,307	5,287,448
Distributions reinvested	1,618,420	1,578,126
Redeemed	(6,434,931)	(7,615,210)
Net decrease in shares outstanding	(1,806,204)	(749,635)
Investor Class
Sold	364,451	760,002
Distributions reinvested	55,083	50,538
Redeemed	(377,797)	(886,697)
Net increase/(decrease) in shares outstanding	41,737	(76,157)

See Notes to Financial Statements.

10	www.emeraldmutualfunds.com

Emerald Insights Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment loss	$(95,515)	$(132,759)
Net realized gain on investments	403,991	1,116,280
Net change in unrealized appreciation on investments	2,673,694	2,862,061
Net increase in net assets resulting from operations	2,982,170	3,845,582

SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	16,891	3,790,689
Cost of shares redeemed	(358,658)	(1,293,562)
Net increase/(decrease) from share transactions	(341,767)	2,497,127
Class C
Proceeds from sale of shares	–	6,110
Cost of shares redeemed	–	(27,022)
Net decrease from share transactions	–	(20,912)
Institutional Class
Proceeds from sale of shares	160,493	515,912
Cost of shares redeemed	(63,395)	(725,823)
Net increase/(decrease) from share transactions	97,098	(209,911)
Investor Class
Proceeds from sale of shares	24,827	263,368
Cost of shares redeemed	(5,000)	(488,180)
Net increase/(decrease) from share transactions	19,827	(224,811)
Net increase in net assets	$2,757,328	$5,887,074
NET ASSETS:
Beginning of year	20,355,946	14,468,872
End of year	$23,113,274	$20,355,946

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	860	231,486
Redeemed	(18,888)	(82,487)
Net increase/(decrease) in shares outstanding	(18,028)	149,000
Class C
Sold	–	390
Redeemed	–	(1,792)
Net decrease in shares outstanding	–	(1,402)
Institutional Class
Sold	8,101	30,430
Redeemed	(3,125)	(42,179)
Net increase/(decrease) in shares outstanding	4,976	(11,750)
Investor Class
Sold	1,266	16,743
Redeemed	(253)	(30,537)
Net increase/(decrease) in shares outstanding	1,013	(13,794)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	11

Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$7,232	$1,125,940
Net realized gain/(loss) on investments	2,089,890	(5,730,647)
Net realized loss on foreign currency transactions	–	(211)
Net change in unrealized appreciation on investments	8,736,321	16,784,369
Net change in unrealized appreciation on foreign currency transactions	0	130
Net increase in net assets resulting from operations	10,833,443	12,179,581

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total distributable earnings
Class A	(464,793)	–
Class C	(68,122)	–
Institutional Class	(412,308)	–
Investor Class	(158,612)	–
Net decrease in net assets from distributions	(1,103,835)	–
SHARE TRANSACTIONS (NOTE 5):
Class A
Proceeds from sale of shares	247,257	2,024,505
Issued to shareholders in reinvestment of distributions	387,241	–
Cost of shares redeemed	(3,905,743)	(6,462,265)
Net decrease from share transactions	(3,271,245)	(4,437,760)
Class C
Proceeds from sale of shares	18,743	109,038
Issued to shareholders in reinvestment of distributions	58,912	–
Cost of shares redeemed	(634,873)	(2,856,316)
Net decrease from share transactions	(557,218)	(2,747,278)
Institutional Class
Proceeds from sale of shares	3,089,052	3,254,772
Issued to shareholders in reinvestment of distributions	392,786	–
Cost of shares redeemed	(3,429,063)	(21,815,677)
Net increase/(decrease) from share transactions	52,775	(18,560,906)
Investor Class
Proceeds from sale of shares	253,173	1,322,318
Issued to shareholders in reinvestment of distributions	139,951	–
Cost of shares redeemed	(1,045,236)	(4,716,688)
Net decrease from share transactions	(652,112)	(3,394,370)
Net increase/(decrease) in net assets	$5,301,808	$(16,960,732)
NET ASSETS:
Beginning of year	45,702,361	62,663,093
End of year	$51,004,169	$45,702,361

12	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	10,087	95,796
Distributions reinvested	16,903	–
Redeemed	(152,800)	(291,908)
Net decrease in shares outstanding	(125,810)	(196,112)
Class C
Sold	918	6,646
Distributions reinvested	3,195	–
Redeemed	(31,748)	(163,254)
Net decrease in shares outstanding	(27,635)	(156,608)
Institutional Class
Sold	112,486	146,170
Distributions reinvested	16,298	–
Redeemed	(132,415)	(917,569)
Net decrease in shares outstanding	(3,631)	(771,398)
Investor Class
Sold	11,097	60,407
Distributions reinvested	6,525	–
Redeemed	(44,777)	(230,303)
Net decrease in shares outstanding	(27,155)	(169,896)

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	13

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS A
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$22.66		$21.00	$23.23	$36.29	$23.06	$26.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)		(0.11)	(0.12)	(0.12)	(0.22)	(0.16)
Net realized and unrealized gain/(loss) on investments	3.22		3.22	(0.33)	(7.38)	16.30	(2.40)
Total from Investment Operations	3.15		3.11	(0.45)	(7.50)	16.08	(2.56)

LESS DISTRIBUTIONS:
From investment income	(0.26)		–	–	–	–	–
From capital gains	(1.32)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
Total Distributions	(1.58)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.57		1.66	(2.23)	(13.06)	13.23	(2.94)
NET ASSET VALUE, END OF PERIOD	$24.23		$22.66	$21.00	$23.23	$36.29	$23.06

TOTAL RETURN(b)	14.20	%(c)	15.07%	(2.39)%	(23.19)%	70.77%	(10.00)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$77,874		$79,554	$82,009	$118,082	$168,322	$134,755
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.57	)%(d)	(0.53)%	(0.55)%	(0.39)%	(0.72)%	(0.64)%
Operating expenses excluding reimbursement/waiver	1.08	%(d)	1.10%	1.13%	1.03%	1.01%	1.02%
Operating expenses including reimbursement/waiver	1.08	%(d)	1 .10%	1.13%	1.03%	1.01%	1.02%
PORTFOLIO TURNOVER RATE	27	%(c)	51%	62%	38%	66%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

14	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS C
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$16.06		$15.37	$17.56	$29.09	$18.97	$21.59
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.10)		(0.18)	(0.19)	(0.26)	(0.35)	(0.27)
Net realized and unrealized gain/(loss) on investments	2.25		2.32	(0.22)	(5.71)	13.32	(1.97)
Total from Investment Operations	2.15		2.14	(0.41)	(5.97)	12.97	(2.24)

LESS DISTRIBUTIONS:
From investment income	(0.23)		–	–	–	–	–
From capital gains	(1.32)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
Total Distributions	(1.55)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.60		0.69	(2.19)	(11.53)	10.12	(2.62)
NET ASSET VALUE, END OF PERIOD	$16.66		$16.06	$15.37	$17.56	$29.09	$18.97

TOTAL RETURN(b)	13.82	%(c)	14.23%	(3.00)%	(23.71)%	69.60%	(10.57)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$1,109		$1,127	$7,255	$11,668	$22,447	$17,434
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.23	)%(d)	(1.14)%	(1.19)%	(1.02)%	(1.37)%	(1.29)%
Operating expenses excluding reimbursement/waiver	1.74	%(d)	1.76%	1.78%	1.68%	1.66%	1.68%
Operating expenses including reimbursement/waiver	1.74	%(d)	1.76%	1.78%	1.68%	1.66%	1.68%
PORTFOLIO TURNOVER RATE	27	%(c)	51%	62%	38%	66%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	15

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$24.67		$22.68	$24.88	$38.32	$24.18	$27.16
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.04)		(0.05)	(0.06)	(0.02)	(0.13)	(0.08)
Net realized and unrealized gain/(loss) on investments	3.50		3.49	(0.36)	(7.86)	17.12	(2.52)
Total from Investment Operations	3.46		3.44	(0.42)	(7.88)	16.99	(2.60)

LESS DISTRIBUTIONS:
From investment income	(0.27)		–	–	–	–	–
From capital gains	(1.32)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
Total Distributions	(1.59)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.87		1.99	(2.20)	(13.44)	14.14	(2.98)
NET ASSET VALUE, END OF PERIOD	$26.54		$24.67	$22.68	$24.88	$38.32	$24.18

TOTAL RETURN	14.34	%(b)	15.42%	(2.10)%	(22.94)%	71.27%	(9.72)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$784,332		$773,394	$728,115	$732,429	$1,375,765	$863,360
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.27	)%(c)	(0.22)%	(0.24)%	0.06%	(0.41)%	(0.32)%
Operating expenses excluding reimbursement/waiver	0.78	%(c)	0.79%	0.82%	0.72%	0.70%	0.70%
Operating expenses including reimbursement/waiver	0.78	%(c)	0.79%	0.82%	0.72%	0.70%	0.70%
PORTFOLIO TURNOVER RATE	27	%(b)	51%	62%	38%	66%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

16	www.emeraldmutualfunds.com

Emerald Growth Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$22.43		$20.81	$23.05	$36.07	$22.94	$25.88
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.07)		(0.12)	(0.12)	(0.14)	(0.23)	(0.17)
Net realized and unrealized gain/(loss) on investments	3.18		3.19	(0.34)	(7.32)	16.21	(2.39)
Total from Investment Operations	3.11		3.07	(0.46)	(7.46)	15.98	(2.56)

LESS DISTRIBUTIONS:
From investment income	(0.25)		–	–	–	–	–
From capital gains	(1.32)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
Total Distributions	(1.57)		(1.45)	(1.78)	(5.56)	(2.85)	(0.38)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.54		1.62	(2.24)	(13.02)	13.13	(2.94)
NET ASSET VALUE, END OF PERIOD	$23.97		$22.43	$20.81	$23.05	$36.07	$22.94

TOTAL RETURN	14.20	%(b)	15.01%	(2.44)%	(23.22)%	70.71%	(10.05)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$84,133		$77,806	$73,777	$77,823	$103,326	$80,740
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.62	)%(c)	(0.57)%	(0.59)%	(0.44)%	(0.75)%	(0.68)%
Operating expenses excluding reimbursement/waiver	1.13	%(c)	1.14%	1.17%	1.07%	1.05%	1.06%
Operating expenses including reimbursement/waiver	1.13	%(c)	1.14%	1.17%	1.07%	1.05%	1.06%
PORTFOLIO TURNOVER RATE	27	%(b)	51%	62%	38%	66%	48%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	17

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS A
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$17.59		$13.98	$15.16	$20.18	$12.13	$11.51
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.09)		(0.14)	(0.11)	(0.18)	(0.14)	(0.10)
Net realized and unrealized gain/(loss) on investments	2.67		3.75	(0.42)	(1.98)	9.80	0.72
Total from Investment Operations	2.58		3.61	(0.53)	(2.16)	9.66	0.62

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.65)	(2.86)	(1.61)	0.00 (b)
Total Distributions	–		–	(0.65)	(2.86)	(1.61)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.58		3.61	(1.18)	(5.02)	8.05	0.62
NET ASSET VALUE, END OF PERIOD	$20.17		$17.59	$13.98	$15.16	$20.18	$12.13

TOTAL RETURN(c)	14.67	%(d)	25.82%	(3.68%)	(12.78%)	82.17%	5.43%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$16,995		$15,136	$9,950	$15,516	$17,618	$10,174
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.90	%)(e)	(0.84%)	(0.80%)	(0.92%)	(0.86%)	(0.83%)
Operating expenses excluding reimbursement/waiver	1.82	%(e)	2.03%	1.94%	1.73%	1.92%	2.25%
Operating expenses including reimbursement/waiver	1.35	%(e)	1.35%	1.35%	1.35%	1.35%	1.35%
PORTFOLIO TURNOVER RATE	29	%(d)	61%	64%	70%	89%	94%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $(0.005) per share.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

18	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS C
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$16.03		$12.82	$14.05	$19.02	$11.57	$11.04
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.14)		(0.22)	(0.18)	(0.28)	(0.24)	(0.16)
Net realized and unrealized gain/(loss) on investments	2.43		3.43	(0.40)	(1.83)	9.30	0.69
Total from Investment Operations	2.29		3.21	(0.58)	(2.11)	9.06	0.53

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.65)	(2.86)	(1.61)	0.00 (b)
Total Distributions	–		–	(0.65)	(2.86)	(1.61)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.29		3.21	(1.23)	(4.97)	7.45	0.53
NET ASSET VALUE, END OF PERIOD	$18.32		$16.03	$12.82	$14.05	$19.02	$11.57

TOTAL RETURN(c)	14.29	%(d)	25.04%	(4.33%)	(13.32%)	80.92%	4.84%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$28		$25	$38	$186	$246	$138
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(1.56	%)(e)	(1.51%)	(1.42%)	(1.58%)	(1.51%)	(1.48%)
Operating expenses excluding reimbursement/waiver	2.47	%(e)	2.72%	2.55%	2.38%	2.57%	2.90%
Operating expenses including reimbursement/waiver	2.01	%(e)	2.00%	2.00%	2.00%	2.00%	2.00%
PORTFOLIO TURNOVER RATE	29	%(d)	61%	64%	70%	89%	94%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $(0.005) per share.
(c)	Total return does not reflect the effect of sales charges.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	19

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$18.28		$14.49	$15.64	$20.67	$12.37	$11.69
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)		(0.09)	(0.07)	(0.12)	(0.10)	(0.06)
Net realized and unrealized gain/(loss) on investments	2.77		3.88	(0.43)	(2.05)	10.01	0.74
Total from Investment Operations	2.71		3.79	(0.50)	(2.17)	9.91	0.68

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.65)	(2.86)	(1.61)	0.00 (b)
Total Distributions	–		–	(0.65)	(2.86)	(1.61)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.71		3.79	(1.15)	(5.03)	8.30	0.68
NET ASSET VALUE, END OF PERIOD	$20.99		$18.28	$14.49	$15.64	$20.67	$12.37

TOTAL RETURN	14.82	%(c)	26.16%	(3.40%)	(12.51%)	82.62%	5.85%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$5,158		$4,400	$3,657	$4,340	$3,658	$1,462
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.60	%)(d)	(0.53%)	(0.51%)	(0.62%)	(0.57%)	(0.53%)
Operating expenses excluding reimbursement/waiver	1.52	%(d)	1.71%	1.65%	1.42%	1.60%	1.93%
Operating expenses including reimbursement/waiver	1.05	%(d)	1.05%	1.05%	1.05%	1.05%	1.05%
PORTFOLIO TURNOVER RATE	29	%(c)	61%	64%	70%	89%	94%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

20	www.emeraldmutualfunds.com

Emerald Insights Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$17.43		$13.87	$15.05	$20.06	$12.07	$11.45
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.09)		(0.14)	(0.12)	(0.18)	(0.15)	(0.09)
Net realized and unrealized gain/(loss) on investments	2.65		3.70	(0.41)	(1.97)	9.75	0.71
Total from Investment Operations	2.56		3.56	(0.53)	(2.15)	9.60	0.62

LESS DISTRIBUTIONS:
From capital gains	–		–	(0.65)	(2.86)	(1.61)	0.00 (b)
Total Distributions	–		–	(0.65)	(2.86)	(1.61)	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.56		3.56	(1.18)	(5.01)	7.99	0.62
NET ASSET VALUE, END OF PERIOD	$19.99		$17.43	$13.87	$15.05	$20.06	$12.07

TOTAL RETURN	14.69	%(c)	25.67%	(3.75%)	(12.80%)	82.08%	5.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$932		$795	$824	$689	$638	$274
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss	(0.96	%)(d)	(0.89%)	(0.87%)	(0.97%)	(0.91%)	(0.82%)
Operating expenses excluding reimbursement/waiver	1.87	%(d)	1.95%	1.97%	1.71%	1.86%	2.17%
Operating expenses including reimbursement/waiver	1.40	%(d)	1.40%	1.40%	1.40%	1.40%	1.40%
PORTFOLIO TURNOVER RATE	29	%(c)	61%	64%	70%	89%	94%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	21

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS A
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$22.25		$18.75	$31.99	$51.56	$22.89	$32.71
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.01)		0.35	0.13	0.84	0.06	(0.03)
Net realized and unrealized gain/(loss) on investments	5.49		3.15	(13.37)	(14.81)	28.61	(9.79)
Total from Investment Operations	5.48		3.50	(13.24)	(13.97)	28.67	(9.82)

LESS DISTRIBUTIONS:
From investment income	(0.56)		–	–	(3.37)	–	–
From capital gains	–		–	–	(1.37)	–	–
Tax return of capital	–		–	–	(0.86)	–	–
Total Distributions	(0.56)		–	–	(5.60)	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.92		3.50	(13.24)	(19.57)	28.67	(9.82)
NET ASSET VALUE, END OF PERIOD	$27.17		$22.25	$18.75	$31.99	$51.56	$22.89

TOTAL RETURN(b)	25.09	%(c)	18.67%	(41.40)%	(30.58)%	125.21%	(30.02)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$20,166		$19,312	$19,949	$43,448	$68,778	$37,933
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.04	)%(d)	1.65%	0.52%	1.70%	0.18%	(0.10)%
Operating expenses excluding reimbursement/waiver	1.90	%(d)	1.77%	1.82%	1.78%	1.53%	1.48%
Operating expenses including reimbursement/waiver	1.85	%(d)	1.77%	1.82%	1.48%	1.53%	1.48%
PORTFOLIO TURNOVER RATE	14	%(c)	56%	88%	94%	171%	46%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

22	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	CLASS C
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$18.01		$15.27	$26.23	$43.35	$19.38	$27.87
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.07)		0.21	(0.05)	0.40	(0.11)	(0.20)
Net realized and unrealized gain/(loss) on investments	4.42		2.53	(10.91)	(12.11)	24.08	(8.29)
Total from Investment Operations	4.35		2.74	(10.96)	(11.71)	23.97	(8.49)

LESS DISTRIBUTIONS:
From investment income	(0.53)		–	–	(3.27)	–	–
From capital gains	–		–	–	(1.37)	–	–
Tax return of capital	–		–	–	(0.77)	–	–
Total Distributions	(0.53)		–	–	(5.41)	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.82		2.74	(10.96)	(17.12)	23.97	(8.49)
NET ASSET VALUE, END OF PERIOD	$21.83		$18.01	$15.27	$26.23	$43.35	$19.38

TOTAL RETURN(b)	24.70	%(c)	17.94%	(41.77)%	(31.05)%	123.68%	(30.46)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$2,440		$2,511	$4,521	$12,600	$22,447	$16,804
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.68	)%(d)	1.25%	(0.27)%	0.98%	(0.40)%	(0.73)%
Operating expenses excluding reimbursement/waiver	2.55	%(d)	2.43%	2.46%	2.43%	2.18%	2.13%
Operating expenses including reimbursement/waiver	2.50	%(d)	2.43%	2.46%	2.13%	2.18%	2.13%
PORTFOLIO TURNOVER RATE	14	%(c)	56%	88%	94%	171%	46%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	23

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$23.38		$19.62	$33.38	$53.48	$23.67	$33.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(a)	0.03		0.47	0.17	1.00	0.14	0.09
Net realized and unrealized gain/(loss) on investments	5.78		3.29	(13.93)	(15.39)	29.67	(10.12)
Total from Investment Operations	5.81		3.76	(13.76)	(14.39)	29.81	(10.03)

LESS DISTRIBUTIONS:
From investment income	(0.58)		–	–	(3.53)	–	–
From capital gains	–		–	–	(1.37)	–	–
Tax return of capital	–		–	–	(0.81)	–	–
Total Distributions	(0.58)		–	–	(5.71)	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	5.23		3.76	(13.76)	(20.10)	29.81	(10.03)
NET ASSET VALUE, END OF PERIOD	$28.61		$23.38	$19.62	$33.38	$53.48	$23.67

TOTAL RETURN	25.30	%(b)	19.16%	(41.21)%	(30.32)%	125.94%	(29.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$21,654		$17,781	$30,063	$86,196	$134,767	$67,358
RATIOS TO AVERAGE NET ASSETS:
Net Investment income	0.24	%(c)	2.09%	0.68%	1.95%	0.39%	0.28%
Operating expenses excluding reimbursement/waiver	1.59	%(c)	1.43%	1.48%	1.44%	1.18%	1.13%
Operating expenses including reimbursement/waiver	1.54	%(c)	1.43%	1.48%	1.13%	1.18%	1.13%
PORTFOLIO TURNOVER RATE	14	%(b)	56%	88%	94%	171%	46%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

24	www.emeraldmutualfunds.com

Emerald Finance & Banking Innovation Fund	Financial Highlights

For a share outstanding throughout the period or years presented

	INVESTOR CLASS
	For the Six Months Ended October 31, 2024 (Unaudited)		Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$20.87		$17.59	$30.03	$48.76	$21.66	$30.96
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)	(0.01)		0.34	0.10	0.73	0.03	(0.04)
Net realized and unrealized gain/(loss) on investments	5.14		2.94	(12.54)	(13.85)	27.07	(9.26)
Total from Investment Operations	5.13		3.28	(12.44)	(13.12)	27.10	(9.30)

LESS DISTRIBUTIONS:
From investment income	(0.56)		–	–	(3.10)	–	–
From capital gains	–		–	–	(1.37)	–	–
Tax return of capital	–		–	–	(1.14)	–	–
Total Distributions	(0.56)		–	–	(5.61)	–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	4.57		3.28	(12.44)	(18.73)	27.10	(9.30)
NET ASSET VALUE, END OF PERIOD	$25.44		$20.87	$17.59	$30.03	$48.76	$21.66

TOTAL RETURN	25.06	%(b)	18.65%	(41.43)%	(30.60)%	125.07%	(30.04)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)	$6,744		$6,099	$8,129	$18,881	$31,147	$15,472
RATIOS TO AVERAGE NET ASSETS:
Net Investment income/(loss)	(0.10	)%(c)	1.71%	0.47%	1.53%	0.11%	(0.12)%
Operating expenses excluding reimbursement/waiver	1.95	%(c)	1.80%	1.86%	1.81%	1.56%	1.51%
Operating expenses including reimbursement/waiver	1.90	%(c)	1.80%	1.86%	1.51%	1.56%	1.51%
PORTFOLIO TURNOVER RATE	14	%(b)	56%	88%	94%	171%	46%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Not Annualized.

(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | October 31, 2024	25

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (formerly known as “Emerald Banking and Finance Fund”) (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’ Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

26	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of October 31, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$893,014,979	$–	$–	$893,014,979
Mutual Fund	49,780,000	–	–	49,780,000
Short-Term Investment	6,781,327	–	–	6,781,327
TOTAL	$949,576,306	$–	$–	$949,576,306

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$22,989,416	$–	$–	$22,989,416
Short-Term Investment	94,976	–	–	94,976
TOTAL	$23,084,392	$–	$–	$23,084,392

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$48,928,702	$1,404,500	$–	$50,333,202
Short-Term Investment	955,621	–	–	955,621
Warrants	1,744	–	–	1,744
TOTAL	$49,886,067	$1,404,500	$–	$51,290,567

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the six months ended October 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the six months ended October 31, 2024.

Semi-Annual Report | October 31, 2024	27

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Foreign dividend income may be subject to foreign withholding taxes (a portion of which may be reclaimable). Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including distribution fees (Rule 12b-1 fees) and shareholder servicing fees, are charged directly to that Fund or share class. All expenses of a Fund, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Expenses that are common to the Funds generally are allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Code, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Funds will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

28	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/(Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$330,434,491	$(31,331,722)	$–	$299,102,769	$650,473,537
Emerald Insights Fund	10,053,878	(436,554)	–	9,617,324	13,467,068
Emerald Finance & Banking Innovation Fund	16,207,936	(611,961)	–	15,595,975	35,694,592

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid for the year ending April 30, 2024 were as follows:

	Ordinary Income	Long-Term Capital	GainReturn of Capital
Emerald Growth Fund	$–	$56,143,187	$–
Emerald Insights Fund	–	–	–
Emerald Finance & Banking Innovation Fund	–	–	–

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of October 31, 2024.

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities) during the six month period ended October 31, 2024 was as follows:

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Emerald Growth Fund	$266,045,895	$375,736,690
Emerald Insights Fund	6,366,947	6,424,833
Emerald Finance & Banking Innovation Fund	6,900,883	12,316,789

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors (other than the purchase price for the shares) or make contributions to the Trust or its creditors solely by reason of the purchaser’s ownership of the shares. Shares have no pre-emptive rights.

Semi-Annual Report | October 31, 2024	29

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the Advisory Agreement, the Funds pay the Adviser fees for the services and facilities it provides payable on a monthly basis at the annual rate set forth below of the Funds’ average daily net assets. The management fee is paid on a monthly basis.

Emerald Growth Fund

Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Insights Fund

Average Total Net Assets	Contractual Fee
Up to and including $250M	0.75%
Over $250M and including $500M	0.65%
Over $500M and including $750M	0.55%
Over $750M	0.45%

Emerald Finance & Banking Innovation Fund

Average Total Net Assets	Contractual Fee
Up to and including $100M	1.00%
Over $100M	0.90%

The Adviser has contractually agreed to limit each Fund’s total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) set forth to the annual shares (as percentages of a Funds average daily net assets) in the following table for Class A, Class C, Institutional Class, and Investor Class shares.

With respect to the Emerald Finance and Banking Innovation Fund and Emerald Insights Fund, this agreement (the “2025 Expense Agreement”) is in effect from September 1, 2024 through August 31, 2025. The prior expense agreement for the Emerald Finance and Banking Innovation Fund and Emerald Insights Fund was in effect from September 1, 2023 through August 31, 2024.

With respect to the Emerald Growth Fund, this agreement (this agreement, together with the 2025 Agreement, the “Expense Agreements”) is in effect from October 30, 2024 through August 31, 2026. Prior expense agreements for the Emerald Growth Fund were in effect from September 1, 2024 through October 29, 2024 and from September 1, 2023 through August 31, 2024.

The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreements to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees and expenses were deferred. The Adviser may not discontinue these waivers, prior to the expiration of their terms, without the approval by the Funds’ Board, for all Funds. Fees waived/reimbursed by the Adviser for the six month period ended October 31, 2024 are disclosed in the Statements of Operations.

In addition, the Adviser has contractually agreed to waive and/or reimburse the Fund’s Class A, Class C, Institutional Class and Investor Class shares of the Emerald Growth Fund for any acquired fund fees and expenses incurred by the Fund in connection with the Fund’s investment in any exchange-traded funds advised or sub-advised by the Adviser. The amount of such waived fees shall not be subject to recapture by the Adviser. This waiver is effective as of October 30, 2024, and shall continue until modified or discontinued by the Board of Trustees of the Trust.

30	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Emerald Growth Fund

Class A	Class C	Institutional Class	Investor Class
1.29%	1.94%	0.99%	1.34%

Emerald Insights Fund

Class A	Class C	Institutional Class	Investor Class
1.35%	2.00%	1.05%	1.40%

Emerald Finance & Banking Innovation Fund

Class A	Class C	Institutional Class	Investor Class
1.84%	2.49%	1.54%	1.89%

For the six month period ended October 31, 2024, the fee waivers/reimbursements and recoupments of past waived fees were as follows:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Emerald Insights Fund
Class A	$38,909	$–
Class C	65	–
Institutional Class	11,627	–
Investor Class	2,086	–
Emerald Finance & Banking Innovation Fund
Class A	$5,675	$–
Class C	668	–
Institutional Class	4,855	–
Investor Class	1,661	–

As of October 31, 2024, the balances of recoupable expenses for the Emerald Insights Fund were as follows:

Fund	Expires 2025	Expires 2026	Expires 2027	Expires 2028	Total
Emerald Insights Fund
Class A	$30,112	$76,343	$82,962	$38,909	$228,326
Class C	367	394	185	65	1,011
Institutional Class	7,863	23,577	27,407	11,627	70,474
Investor Class	1,467	4,394	4,879	2,086	12,826

Fund	Expires 2028
Emerald Finance & Banking Fund
Class A	$5,675
Class C	668
Institutional Class	4,855
Investor Class	1,661

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six month period ended October 31, 2024 are disclosed in the Statements of Operations.

The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six month period ended October 31, 2024 are disclosed in the Statements of Operations.

Semi-Annual Report | October 31, 2024	31

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Compliance service fees paid by the Funds for the six month period ended October 31, 2024 are disclosed in the Statements of Operations.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the six month period ended October 31, 2024 are disclosed in the Statements of Operations.

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Each Fund has adopted a separate Distribution and Services Plan (each a “Plan” and collectively, the “Plans”) pursuant to Rule 12b-1 of the 1940 Act. The Plans allow each Fund, as applicable, to use each Fund’s assets to pay fees in connection with the distribution and marketing of the Funds’ shares and/or the provision of shareholder services to the Funds’ shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of each Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plans permit each Fund to make total payments at an annual rate of up to 0.35%, 0.75% and 0.25% of the average daily net asset value of Class A, Class C and Investor Class, respectively. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time they will increase the cost of an investment in the Funds, and Plan fees may cost an investor more than other types of sales charges.

Each Fund, has adopted a Shareholder Services Plan (a “Shareholder Services Plan”) with respect to its Class C, Institutional Class and Investor Class shares. Under the Shareholder Services Plan, a Fund is authorized to compensate certain financial intermediaries, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25%, 0.05% and 0.15% of the average daily net asset value of Class C, Institutional Class and Investor Class, respectively, of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Fees recaptured pursuant to the Shareholder Services Plan for the six month period ended October 31, 2024, are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Trustees

The fees and expenses of the Trustees of the Board are presented in the Statements of Operations for the six month period ended October 31, 2024.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Emerald Growth Fund during the six month period ended October 31, 2024. The Emerald Insights Fund and the Emerald Finance & Banking Innovation Fund had no transactions with affiliates during the six month period ended October 31, 2024.

32	www.emeraldmutualfunds.com

Emerald Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2023	PURCHASES	SALES	FAIR VALUE AS OF DECEMBER 31, 2024	SHARE BALANCE AS OF DECEMBER 31, 2024	DIVIDENDS	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)
F/m Emerald Life Sciences Innovation ETF	$–	$–	$–	$49,780,000	2,000,000	$–	$18,701,510	$–
Total	$–	$–	$–	$49,780,000	2,000,000	$–	$18,701,510	$–

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

Semi-Annual Report | October 31, 2024	33

Emerald Funds	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

34	www.emeraldmutualfunds.com

Emerald Funds	Proxy Disclosures for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | October 31, 2024	35

Emerald Funds	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

October 31, 2024 (Unaudited)

The remuneration paid to directors, officers, and others is included as part of the Statement of Operations of this Report.

36	www.emeraldmutualfunds.com

Emerald Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | October 31, 2024	37

EMERALD
MUTUAL FUNDS
DRIVEN BY RESEARCH
SINCE 1992

EMERALD MUTUAL FUNDS
P.O. Box 219623
Kansas City, MO 64121
(855) 828-9909
www.emeraldmutualfunds.com

INVESTMENT ADVISER:
Emerald Mutual Fund Advisers Trust
P.O. Box 10666
Lancaster, PA 17605

Must be accompanied by or proceeded by a Prospectus.

The Emerald Mutual Funds are distributed by ALPS Distributors, Inc.

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

October 31, 2024

Seafarer Overseas Growth and Income Fund

Institutional Class SIGIX
Investor Class SFGIX
Retail Class SFGRX

Seafarer Overseas Value Fund

Institutional Class SIVLX
Investor Class SFVLX
Retail Class SFVRX

Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedule of Investments	1
Statements of Assets and Liabilities	10
Statements of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	18
Notes to Financial Statements and Financial Highlights	30
Tax Designations	43
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	44
Proxy Disclosures for Open-End Management Investment Companies	45
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	46
Statement Regarding Basis for Approval of Investment Advisory Contract	47

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (95.5%)
Belgium (1.7%)
Anheuser-Busch InBev SA, ADR	USD	980,000	$58,182,600

Total Belgium			58,182,600

Brazil (8.0%)
Ambev SA, ADR	USD	29,000,000	63,220,000
Itau Unibanco Holding SA, ADR	USD	9,750,000	58,987,500
Odontoprev SA	BRL	11,000,000	20,892,940
Raia Drogasil SA	BRL	14,489,500	61,282,547
XP, Inc., Class A	USD	3,449,000	60,219,540

Total Brazil			264,602,527

China / Hong Kong (14.7%)
Alibaba Group Holding, Ltd.	HKD	6,500,000	79,510,048
China Foods, Ltd.	HKD	108,314,000	34,797,633
DFI Retail Group Holdings, Ltd.	USD	17,200,000	40,816,219
Hongkong Land Holdings, Ltd.	USD	18,200,000	78,034,102
Jardine Matheson Holdings, Ltd.	USD	1,835,155	70,653,468
Pacific Basin Shipping, Ltd.	HKD	197,000,000	54,257,040
Want Want China Holdings, Ltd.	HKD	60,000,000	37,354,806
WH Group, Ltd.	HKD	80,065,000	62,315,908
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	24,096,000	29,135,514

Total China / Hong Kong			486,874,738

Czech Republic (1.7%)
Moneta Money Bank AS	CZK	11,113,000	55,379,051

Total Czech Republic			55,379,051

France (2.3%)
Hermes International SCA	EUR	33,800	76,818,953

Total France			76,818,953

Hungary (2.9%)
Richter Gedeon Nyrt	HUF	3,375,000	97,489,794

Total Hungary			97,489,794

India (9.3%)
Computer Age Management Services, Ltd.	INR	1,263,397	66,563,112

Semi-annual Report – October 31, 2024	1

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
India (continued)
L&T Technology Services, Ltd.	INR	1,602,500	$93,790,218
Petronet LNG, Ltd.	INR	15,000,000	59,191,412
Tata Motors, Ltd.	INR	3,000,000	29,673,120
UPL, Ltd.	INR	9,200,000	60,478,829

Total India			309,696,691

Indonesia (2.9%)
Bank Central Asia Tbk PT	IDR	149,000,000	97,308,060

Total Indonesia			97,308,060

Japan (1.0%)
Rohm Co., Ltd.	JPY	3,000,000	33,074,502

Total Japan			33,074,502

Mexico (3.2%)
Becle SAB de CV	MXN	33,980,000	44,798,341
Wal-Mart de Mexico SAB de CV	MXN	22,142,000	61,138,234

Total Mexico			105,936,575

Peru (1.9%)
Credicorp, Ltd.	USD	338,000	62,235,940

Total Peru			62,235,940

Poland (0.8%)
CD Projekt SA	PLN	654,000	26,331,511

Total Poland			26,331,511

Qatar (1.8%)
Qatar Gas Transport Co., Ltd.	QAR	50,113,950	58,885,901

Total Qatar			58,885,901

Singapore (8.3%)
DBS Group Holdings, Ltd.	SGD	3,000,000	86,984,419
Singapore Exchange, Ltd.	SGD	12,052,000	103,273,538
Venture Corp., Ltd.	SGD	8,400,000	84,250,461

Total Singapore			274,508,418

2	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
South Africa (3.1%)
Sanlam, Ltd.	ZAR	20,750,000	$103,255,672

Total South Africa			103,255,672

South Korea (17.1%)
Coway Co., Ltd.	KRW	325,000	14,848,292
Hyundai Mobis Co., Ltd.	KRW	1,050,000	188,719,481
Innocean Worldwide, Inc.	KRW	1,620,000	23,190,145
NAVER Corp.	KRW	374,250	45,778,929
Samsung Biologics Co., Ltd.(a)	KRW	155,000	112,102,285
Samsung C&T Corp.	KRW	450,000	37,996,376
Samsung Electronics Co., Ltd.	KRW	1,950,000	82,798,930
Samsung SDI Co., Ltd.	KRW	270,000	63,305,587

Total South Korea			568,740,025

Taiwan (5.4%)
Accton Technology Corp.	TWD	5,560,000	93,428,467
Novatek Microelectronics Corp.	TWD	5,535,000	85,523,170

Total Taiwan			178,951,637

Thailand (3.2%)
Bangkok Dusit Medical Services PCL, Class F	THB	63,500,000	52,218,847
Siam Cement PCL	THB	8,490,000	52,852,421

Total Thailand			105,071,268

United Arab Emirates (2.6%)
National Central Cooling Co. PJSC	AED	48,197,777	42,515,293
Salik Co. PJSC	AED	35,000,000	45,713,304

Total United Arab Emirates			88,228,597

United Kingdom (1.5%)
Mondi PLC	GBP	3,115,732	50,453,983

Total United Kingdom			50,453,983

Vietnam (2.1%)
PetroVietnam Gas JSC	VND	10,200,000	28,396,721

Semi-annual Report – October 31, 2024	3

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
Vietnam (continued)
Vietnam Dairy Products JSC	VND	15,800,000	$41,298,016

Total Vietnam			69,694,737

TOTAL COMMON STOCKS
(Cost $3,059,209,332)			3,171,721,180

PREFERRED STOCKS (1.8%)
South Korea (1.8%)
Samsung Electronics Co., Ltd.	KRW	1,750,000	60,200,500

Total South Korea			60,200,500

TOTAL PREFERRED STOCKS
(Cost $72,688,321)			60,200,500

TOTAL INVESTMENTS
(Cost $3,131,897,653) (97.3%)			$3,231,921,680

Cash and Other Assets, Less Liabilities (2.7%)			88,479,170
NET ASSETS (100.0%)			$3,320,400,850

(a)	Non-income producing security.

ADR American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CZK	-	Czech Republic Koruna
EUR	-	European Union Euro
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
GBP	-	United Kingdom Pound
IDR	-	Indonesia Rupiah
INR	-	India Rupee
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
PLN	-	Poland Zloty

4	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Schedule of Investments
October 31, 2024 (Unaudited)

SGD	-	Singapore Dollar
THB	-	Thailand Baht
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Advertising & Marketing	0.7%
Asset Management	4.9%
Auto Components	10.9%
Banks	10.8%
Beverages	6.0%
Biotech & Pharma	6.3%
Chemicals	1.8%
Construction Materials	1.6%
Containers & Packaging	1.5%
E-Commerce Discretionary	2.4%
Electric Utilities	1.3%
Engineering & Construction	4.0%
Entertainment	0.8%
Food Products	4.2%
Health Care Providers & Services	1.6%
Home & Office Products	0.4%
Institutional Financial Services	3.7%
Interactive Media & Services	1.4%
Oil & Gas Producers	2.6%
Real Estate Management & Development	2.4%
Retail - Consumer Staples	4.9%
Retail - Discretionary	2.1%
Semiconductors & Semiconductor Equipment	3.6%
Specialty Finance	2.0%
Technology Hardware, Storage & Peripherals	9.7%
Transportation & Logistics	4.8%
Wholesale - Discretionary	0.9%
Cash and Other Assets, Less Liabilities	2.7%
Total	100.0%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	5

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
COMMON STOCKS (96.2%)
Belgium (2.4%)
Anheuser-Busch InBev SA, ADR	USD	39,000	$2,315,430

Total Belgium			2,315,430

Brazil (9.7%)
Ambev SA, ADR	USD	1,069,000	2,330,420
Itau Unibanco Holding SA, ADR	USD	424,000	2,565,200
Odontoprev SA	BRL	1,000,000	1,899,358
XP, Inc., Class A	USD	156,000	2,723,760

Total Brazil			9,518,738

China / Hong Kong (33.1%)
China Foods, Ltd.	HKD	6,603,000	2,121,321
China Yangtze Power Co., Ltd., Class A	CNY	661,990	2,565,849
DFI Retail Group Holdings, Ltd.	USD	1,139,000	2,702,888
First Pacific Co., Ltd.	HKD	5,490,000	3,087,160
Giordano International, Ltd.	HKD	5,200,000	1,140,885
Hongkong Land Holdings, Ltd.	USD	745,000	3,194,253
Jardine Matheson Holdings, Ltd.	USD	67,475	2,597,788
Melco International Development, Ltd.	HKD	5,201,000	3,199,734
Pacific Basin Shipping, Ltd.	HKD	9,211,000	2,536,861
Pico Far East Holdings, Ltd.	HKD	5,538,000	1,309,789
Shangri-La Asia, Ltd.	HKD	4,392,000	3,172,606
Want Want China Holdings, Ltd.	HKD	2,767,000	1,722,679
WH Group, Ltd.	HKD	4,245,000	3,303,953

Total China / Hong Kong			32,655,766

Czech Republic (3.2%)
Moneta Money Bank AS	CZK	634,000	3,159,392

Total Czech Republic			3,159,392

Georgia (5.2%)
Bank of Georgia Group PLC	GBP	46,000	2,467,506
Georgia Capital PLC	GBP	203,174	2,661,759

Total Georgia			5,129,265

India (5.4%)
Petronet LNG, Ltd.	INR	620,000	2,446,578
Tata Motors, Ltd.	INR	99,000	979,213

6	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
India (continued)
UPL, Ltd.	INR	295,000	$1,939,267

Total India			5,365,058

Mexico (1.9%)
Coca-Cola Femsa SAB de CV, ADR	USD	22,000	1,834,140

Total Mexico			1,834,140

Peru (3.5%)
Credicorp, Ltd.	USD	18,500	3,406,405

Total Peru			3,406,405

Qatar (2.6%)
Qatar Gas Transport Co., Ltd.	QAR	2,160,000	2,538,087

Total Qatar			2,538,087

Singapore (4.0%)
Genting Singapore, Ltd.	SGD	3,020,000	1,902,021
Wilmar International, Ltd.	SGD	859,000	2,073,426

Total Singapore			3,975,447

South Korea (6.7%)
Innocean Worldwide, Inc.	KRW	160,000	2,290,385
Samsung C&T Corp.	KRW	24,000	2,026,473
Samsung SDI Co., Ltd.	KRW	9,600	2,250,865

Total South Korea			6,567,723

Thailand (1.7%)
Siam Cement PCL	THB	271,000	1,687,044

Total Thailand			1,687,044

United Arab Emirates (10.1%)
Emaar Properties PJSC	AED	974,000	2,302,866
Fertiglobe PLC	AED	2,810,000	2,069,730
National Central Cooling Co. PJSC	AED	2,661,137	2,347,391
Salik Co. PJSC	AED	2,500,000	3,265,236

Total United Arab Emirates			9,985,223

Semi-annual Report – October 31, 2024	7

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2024 (Unaudited)

	Currency	Shares	Value (Note 2)
United Kingdom (2.4%)
Mondi PLC	GBP	148,912	$2,411,377

Total United Kingdom			2,411,377

Uruguay (1.8%)
Arcos Dorados Holdings, Inc.	USD	200,000	1,762,000

Total Uruguay			1,762,000

Vietnam (2.5%)
PetroVietnam Technical Services Corp.	VND	1,673,080	2,501,678

Total Vietnam			2,501,678

TOTAL COMMON STOCKS
(Cost $88,618,424)			94,812,773

PREFERRED STOCKS (0.1%)
South Korea (0.1%)
Samsung C&T Corp.	KRW	1,800	119,032

Total South Korea			119,032

TOTAL PREFERRED STOCKS
(Cost $184,192)			119,032

TOTAL INVESTMENTS
(Cost $88,802,616) (96.3%)			$94,931,805

Cash and Other Assets, Less Liabilities (3.7%)			3,605,378
NET ASSETS (100.0%)			$98,537,183

ADR American Depositary Receipt

Currency Abbreviations

AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Republic Koruna
GBP	-	United Kingdom Pound

8	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Schedule of Investments
October 31, 2024 (Unaudited)

HKD	-	Hong Kong Dollar
INR	-	India Rupee
KRW	-	South Korea Won
QAR	-	Qatar Riyal
SGD	-	Singapore Dollar
THB	-	Thailand Baht
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

Industry Composition (Unaudited)
Advertising & Marketing	2.3%
Asset Management	5.5%
Banks	11.8%
Beverages	8.7%
Chemicals	4.1%
Commercial Support Services	1.3%
Construction Materials	1.7%
Containers & Packaging	2.4%
Electric Utilities	5.0%
Engineering & Construction	2.2%
Food & Staples Retailing	10.3%
Health Care Facilities & Services	1.9%
Hotels, Restaurants & Leisure	10.2%
Oil, Gas & Consumable Fuels	2.5%
Oil & Gas Services & Equipment	2.5%
Real Estate Management & Development	5.6%
Retail - Consumer Staples	2.7%
Retail - Discretionary	3.8%
Technology Hardware	3.3%
Transportation & Logistics	8.5%
Cash and Other Assets, Less Liabilities	3.7%
Total	100.0%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	9

Seafarer Funds	Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
ASSETS:
Investments, at value	$3,231,921,680	$94,931,805
Cash	97,272,250	3,632,591
Foreign currency, at value (Cost $1,450,833 and $–, respectively)	1,457,729	–
Receivable for shares sold	847,774	25,762
Interest and dividends receivable	6,387,337	154,517
Prepaid expenses and other assets	52,887	44,844
Total Assets	3,337,939,657	98,789,519
LIABILITIES:
Payable to custodian	–	50,767
Payable for investments purchased	1,436,276	–
Foreign capital gains tax	8,321,905	48,179
Administrative fees payable	172,773	14,330
Shareholder service plan fees payable	316,286	8,285
Payable for shares redeemed	4,515,337	10,162
Investment advisory fees payable	2,116,975	62,866
Payable for chief compliance officer fees	7,742	7,761
Trustee fees and expenses payable	74,343	2,224
Payable for principal financial officer fees	4,353	4,353
Audit and tax fees payable	13,584	10,210
Accrued expenses and other liabilities	559,233	33,199
Total Liabilities	17,538,807	252,336
NET ASSETS	$3,320,400,850	$98,537,183
NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$3,317,575,989	$89,149,048
Total distributable earnings	2,824,861	9,388,135
NET ASSETS	$3,320,400,850	$98,537,183
INVESTMENTS, AT COST	$3,131,897,653	$88,802,616
PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$12.38	$14.05
Net Assets	$3,177,229,641	$97,693,049
Shares of beneficial interest outstanding	256,679,136	6,954,841
Investor Class:
Net Asset Value, offering and redemption price per share	$12.29	$13.99
Net Assets	$143,025,998	$686,976
Shares of beneficial interest outstanding	11,633,974	49,099
Retail Class:
Net Asset Value, offering and redemption price per share	$12.29	$13.99
Net Assets	$145,211	$157,158
Shares of beneficial interest outstanding	11,815	11,235

See accompanying Notes to Financial Statements.

10	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statements of Operations

Six Months Ended October 31, 2024 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
INVESTMENT INCOME:
Dividends	$57,448,243	$2,158,363
Foreign taxes withheld	(3,036,312)	(52,671)
Interest and other income	1,763,644	70,008
Total investment income	56,175,575	2,175,700

EXPENSES:
Investment advisory fees (Note 7)	12,455,728	350,006
Administrative and transfer agency fees	384,967	41,640
Trustee fees and expenses	132,052	3,915
Registration/filing fees	73,333	12,995
Shareholder service plan fees
Institutional Class	749,242	21,656
Investor Class	140,804	–
Retail Class	–	–
Recoupment of previously waived fees (Note 7)
Institutional Class	–	9,555
Investor Class	–	555
Retail Class	–	–
Legal fees	24,134	1,002
Audit and tax fees	11,719	9,704
Reports to shareholders and printing fees	42,925	1,485
Custody fees	819,536	37,994
Chief compliance officer fees	15,519	15,537
Principal financial officer fees	3,042	3,042
Insurance expense	46,830	1,181
Miscellaneous	17,803	972
Total expenses	14,917,634	511,239
Less fees waived/reimbursed by investment adviser (Note 7)
Institutional Class	–	(1,084)
Investor Class	–	(1)
Retail Class	–	–
Total net expenses	14,917,634	510,154
NET INVESTMENT INCOME:	41,257,941	1,665,546
Net realized gain/(loss) on investments	(29,753,642)	1,180,602
Net realized loss on foreign currency transactions	(330,689)	(2,693)
Net realized gain/(loss)	(30,084,331)	1,177,909
Net change in unrealized appreciation/(depreciation) on investments	94,829,649	(3,315,128)

Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(196,852)	(11,254)
Net change in unrealized foreign capital gains tax	(5,053,589)	18,192

Net change in unrealized appreciation/(depreciation)	89,579,208	(3,308,190)

Semi-annual Report – October 31, 2024	11

Seafarer Funds	Statements of Operations

Six Months Ended October 31, 2024 (Unaudited)

	Seafarer Overseas Growth and Income Fund	Seafarer Overseas Value Fund
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	59,494,877	(2,130,281)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,752,818	$(464,735)

See accompanying Notes to Financial Statements.

12	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)(a)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$41,257,941	$73,808,573
Net realized gain/(loss)	(30,084,331)	35,486,396
Net change in unrealized appreciation	89,579,208	28,988,972
Net increase in net assets resulting from operations	100,752,818	138,283,941
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	(49,584,870)	(53,027,348)
Investor Class	(3,441,040)	(3,985,105)
Retail Class	–	–
Net decrease in net assets from distributions	(53,025,910)	(57,012,453)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	494,821,175	1,495,475,725
Investor Class	10,131,140	64,618,280
Retail Class	150,000	–
Dividends reinvested
Institutional Class	35,476,637	35,970,821
Investor Class	3,424,636	3,902,532
Retail Class	–	–
Shares redeemed
Institutional Class	(542,770,075)	(509,923,673)
Investor Class	(95,728,637)	(27,801,968)
Retail Class	–	–
Net increase/(decrease) in net assets derived from beneficial interest transactions	(94,495,124)	1,062,241,717
Net increase/(decrease) in net assets	(46,768,216)	1,143,513,205
NET ASSETS:
Beginning of period	3,367,169,066	2,223,655,861
End of period	$3,320,400,850	$3,367,169,066

Semi-annual Report – October 31, 2024	13

Seafarer Overseas Growth and Income Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)(a)	Year Ended April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	40,034,843	122,458,199
Distributions reinvested	2,934,379	2,968,731
Redeemed	(43,447,610)	(41,999,961)
Net increase/(decrease) in shares outstanding	(478,388)	83,426,969
Investor Class
Sold	818,606	5,246,848
Distributions reinvested	285,149	324,749
Redeemed	(7,999,677)	(2,303,588)
Net increase/(decrease) in shares outstanding	(6,895,922)	3,268,009
Retail Class
Sold	11,815	–
Net increase in shares outstanding	11,815	–

See accompanying Notes to Financial Statements.

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.

14	(855) 732-9220 seafarerfunds.com

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)(a)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$1,665,546	$3,184,723
Net realized gain/(loss)	1,177,909	(131,818)
Net change in unrealized appreciation/(depreciation)	(3,308,190)	4,109,436
Net increase/(decrease) in net assets resulting from operations	(464,735)	7,162,341
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 3):
Total amount of distribution
Institutional Class	–	(2,688,235)
Investor Class	–	(18,843)
Retail Class	–	–
Net decrease in net assets from distributions	–	(2,707,078)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5):
Shares sold
Institutional Class	11,360,166	21,899,067
Investor Class	10,100	57,787
Retail Class	157,262	–
Dividends reinvested
Institutional Class	–	2,680,921
Investor Class	–	16,557
Retail Class	–	–
Shares redeemed
Institutional Class	(9,721,601)	(12,637,625)
Investor Class	(5,729)	(20,506)
Retail Class	–	–
Net increase in net assets derived from beneficial interest transactions	1,800,198	11,996,201
Net increase in net assets	1,335,463	16,451,464
NET ASSETS:
Beginning of period	97,201,720	80,750,256
End of period	$98,537,183	$97,201,720

Semi-annual Report – October 31, 2024	15

Seafarer Overseas Value Fund	Statements of Changes in Net Assets

	Six Months Ended October 31, 2024 (Unaudited)(a)	Year Ended April 30, 2024
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	814,700	1,592,946
Distributions reinvested	–	197,127
Redeemed	(696,513)	(922,678)
Net increase in shares outstanding	118,187	867,395
Investor Class
Sold	702	4,205
Distributions reinvested	–	1,221
Redeemed	(400)	(1,469)
Net increase in shares outstanding	302	3,957
Retail Class
Sold	11,235	–
Net increase in shares outstanding	11,235	–

See accompanying Notes to Financial Statements.

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.

16	(855) 732-9220 seafarerfunds.com

Page Intentionally Left Blank

Seafarer Overseas Growth and Income Fund

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(d)

(a)	Calculated using the average shares method.
(b)	Total returns are for the periods indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

18	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the periods or years presented

Six Months
Ended
October 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
(Unaudited)		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020
$12.22		$11.77	$12.13	$15.39	$10.36	$11.61

0.15		0.32	0.26	0.35	0.20	0.22
0.20		0.40	(0.28)	(2.44)	5.16	(1.16)
0.35		0.72	(0.02)	(2.09)	5.36	(0.94)

(0.19)		(0.27)	(0.21)	(0.29)	(0.18)	(0.31)
–		–	(0.13)	(0.88)	(0.15)	–
(0.19)		(0.27)	(0.34)	(1.17)	(0.33)	(0.31)
0.16		0.45	(0.36)	(3.26)	5.03	(1.25)
$12.38		$12.22	$11.77	$12.13	$15.39	$10.36
2.93%		6.14%	(0.03%)	(14.41%)	52.28%	(8.34%)

$3,177,230		$3,142,235	$2,045,090	$1,679,354	$1,827,624	$1,101,542

0.86	%(c)	0.85%	0.90%	0.91%	0.92%	0.92%
0.86	%(c)	0.85%	0.90%	0.91%	0.92%	0.92%
2.40	%(c)	2.60%	2.22%	2.46%	1.47%	1.91%
9%		5%	22%	16%	47%	29%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	19

Seafarer Overseas Growth and Income Fund

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(d)

(a)	Calculated using the average shares method.
(b)	Total returns are for the periods indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

20	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the periods or years presented

Six Months
Ended
October 31, 2024		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
(Unaudited)		April 30, 2024	April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020
$12.14		$11.70	$12.06	$15.31	$10.31	$11.56

0.15		0.31	0.24	0.33	0.18	0.21
0.19		0.39	(0.27)	(2.42)	5.14	(1.15)
0.34		0.70	(0.03)	(2.09)	5.32	(0.94)

(0.19)		(0.26)	(0.20)	(0.28)	(0.17)	(0.31)
–		–	(0.13)	(0.88)	(0.15)	–
(0.19)		(0.26)	(0.33)	(1.16)	(0.32)	(0.31)
0.15		0.44	(0.36)	(3.25)	5.00	(1.25)
$12.29		$12.14	$11.70	$12.06	$15.31	$10.31
2.85%		6.01%	(0.13%)	(14.48%)	52.15%	(8.44%)

$143,026		$224,934	$178,566	$197,523	$228,690	$154,017

0.96	%(c)	0.96%	1.00%	1.00%	1.02%	1.02%
0.96	%(c)	0.96%	1.00%	1.00%	1.02%	1.02%
2.35	%(c)	2.53%	2.05%	2.33%	1.35%	1.88%
9%		5%	22%	16%	47%	29%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	21

Seafarer Overseas Growth and Income Fund

Retail Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized loss on investments
Total from investment operations
NET DECREASE IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	The Seafarer Overseas Growth and Income Fund began offering Retail Class shares on August 30, 2024.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

22	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the period presented

For the Period
August 30, 2024
(Inception)
to
October 31, 2024(a)
$12.70

0.01
(0.42)
(0.41)
(0.41)
$12.29
-3.23%

$145

1.10	%(d)
1.10	%(d)
0.16	%(d)
9%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	23

Seafarer Overseas Value Fund

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

24	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the periods or years presented

Six Months
Ended
October 31, 2024		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
(Unaudited)		April 30, 2024		April 30, 2023		April 30, 2022		April 30, 2021	April 30, 2020
$14.12		$13.43	(a)	$12.86	(a)	$13.18		$9.48	$11.43

0.24		0.48		0.40		0.46		0.25	0.30
(0.31)		0.62		0.39		(0.32)		3.62	(1.88)
(0.07)		1.10		0.79		0.14		3.87	(1.58)

–		(0.41)		(0.22)		(0.42)		(0.17)	(0.32)
–		–		–		(0.04)		–	(0.05)
–		(0.41)		(0.22)		(0.46)		(0.17)	(0.37)
(0.07)		0.69		0.57		(0.32)		3.70	(1.95)
$14.05		$14.12		$13.43	(a)	$12.86	(a)	$13.18	$9.48

(0.50%)		8.30	%(a)	6.22	%(a)	1.08	%(a)	40.98%	(14.47%)

$97,693		$96,515		$80,150		$41,405		$34,714	$29,557

1.05	%(d)	1.06%		1.18%		1.37%		1.51%	1.42%
1.05	%(d)	1.05%		1.05%		1.05%		1.05%	1.05%
3.44	%(d)	3.51%		3.11%		3.43%		2.19%	2.63%
6%		3%		1%		14%		24%	25%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	25

Seafarer Overseas Value Fund

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	Adjustments in accordance with U.S. GAAP were applied during the financial statement preparation. As a result of the adjustments, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value and total return for financial reporting purposes.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

26	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the periods or years presented

Six Months
Ended
October 31, 2024		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
(Unaudited)		April 30, 2024		April 30, 2023	April 30, 2022		April 30, 2021	April 30, 2020
$14.07		$13.39	(a)	$12.83 (a)	$13.16		$9.46	$11.41

0.24		0.47		0.38	0.42		0.22	0.29
(0.32)		0.61		0.39	(0.29)		3.64	(1.88)
(0.08)		1.08		0.77	0.13		3.86	(1.59)

–		(0.40)		(0.21)	(0.42)		(0.16)	(0.31)
–		–		–	(0.04)		–	(0.05)
–		(0.40)		(0.21)	(0.46)		(0.16)	(0.36)
(0.08)		0.68		0.56	(0.33)		3.70	(1.95)
$13.99		$14.07		$13.39 (a)	$12.83	(a)	$13.16	$9.46

(0.57%)		8.18	%(a)	6.11%	0.94	%(a)	40.96%	(14.54%)

$687		$687		$600	$405		$431	$278

1.00	%(d)	1.02%		1.23%	1.48%		1.49%	1.44%
1.00	%(d)	1.02%		1.15%	1.15%		1.15%	1.15%
3.36	%(d)	3.41%		2.98%	3.15%		1.99%	2.61%
6%		3%		1%	14%		24%	25%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	27

Seafarer Overseas Value Fund

Retail Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized loss on investments
Total from investment operations
NET INCREASE IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(e)

(a)	The Seafarer Overseas Value Fund began offering Retail Class shares on August 30, 2024.
(b)	Calculated using the average shares method.
(c)	Total returns are for the periods indicated and have not been annualized. In some periods, total returns would have been lower had certain expenses not been waived during the periods. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

28	(855) 732-9220 seafarerfunds.com

Financial Highlights

For a share outstanding through the period presented

For the Period
August 30, 2024
(Inception)
to
October 31, 2024(a)
$13.98

0.02
(0.01)
0.01
0.01
$13.99
0.07%

$157

1.29	%(d)
1.29	%(d)
0.79	%(d)
6%

See accompanying Notes to Financial Statements.

Semi-annual Report – October 31, 2024	29

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long- term capital appreciation. The Funds each offer Institutional, Investor, and Retail Class shares.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures utilized by Seafarer Capital Partners, LLC (the “Adviser”), as the Funds' Valuation Designee and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

30	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Adviser, as the Funds' Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The deferred liability for potential future capital gains taxes for the Funds, if any, is disclosed in the Statements of Assets and Liabilities.

Fair Value Measurements

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. Fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable or not indicative of fair value. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Semi-annual Report – October 31, 2024	31

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

The following is a summary of the inputs used to value each Fund as of October 31, 2024:

32	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Belgium	$58,182,600	$–	$–	$58,182,600
Brazil	264,602,527	–	–	264,602,527
China / Hong Kong	137,143,788	349,730,950	–	486,874,738
Czech Republic	55,379,051	–	–	55,379,051
France	–	76,818,953	–	76,818,953
Hungary	97,489,794	–	–	97,489,794
India	–	309,696,691	–	309,696,691
Indonesia	97,308,060	–	–	97,308,060
Japan	–	33,074,502	–	33,074,502
Mexico	105,936,575	–	–	105,936,575
Peru	62,235,940	–	–	62,235,940
Poland	–	26,331,511	–	26,331,511
Qatar	–	58,885,901	–	58,885,901
Singapore	–	274,508,418	–	274,508,418
South Africa	103,255,672	–	–	103,255,672
South Korea	–	568,740,025	–	568,740,025
Taiwan	–	178,951,637	–	178,951,637
Thailand	–	105,071,268	–	105,071,268
United Arab Emirates	42,515,293	45,713,304	–	88,228,597
United Kingdom	–	50,453,983	–	50,453,983
Vietnam	–	69,694,737	–	69,694,737
Preferred Stocks	–	60,200,500	–	60,200,500
Total	$1,024,049,300	$2,207,872,380	$–	$3,231,921,680

(a)	For detailed descriptions of securities by country, see the accompanying Schedule of Investments.

Semi-annual Report – October 31, 2024	33

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Belgium	$2,315,430	$–	$–	$2,315,430
Brazil	9,518,738	–	–	9,518,738
China / Hong Kong	6,886,316	25,769,450	–	32,655,766
Czech Republic	3,159,392	–	–	3,159,392
Georgia	5,129,265	–	–	5,129,265
India	–	5,365,058	–	5,365,058
Mexico	1,834,140	–	–	1,834,140
Peru	3,406,405	–	–	3,406,405
Qatar	–	2,538,087	–	2,538,087
Singapore	–	3,975,447	–	3,975,447
South Korea	–	6,567,723	–	6,567,723
Thailand	–	1,687,044	–	1,687,044
United Arab Emirates	2,347,391	7,637,832	–	9,985,223
United Kingdom	–	2,411,377	–	2,411,377
Uruguay	1,762,000	–	–	1,762,000
Vietnam	2,501,678	–	–	2,501,678
Preferred Stocks	–	119,032	–	119,032
Total	$38,860,755	$56,071,050	$–	$94,931,805

(a)	For detailed descriptions of securities by country, see the accompanying Schedule of Investments.

For the six months ended October 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the six months ended October 31, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Cash Management Transactions

Each of the Funds subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign currency, at value.

34	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

As of October 31, 2024, the Funds had the following cash balances participating in the BBH CMS:

Seafarer Overseas Growth and Income Fund	$97,272,250
Seafarer Overseas Value Fund	3,632,591

As of October 31, 2024, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Seafarer Overseas Growth and Income Fund	$-
Seafarer Overseas Value Fund	-

Foreign Securities

The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries in which the Fund invests, as well as broader regions; international relations with other nations; natural disasters; and corruption. War and other forms of armed conflict and terrorism may significantly affect the countries, markets, and companies in which the Fund invests, and may cause the Fund to incur losses.

Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies. Some foreign companies may be located in countries with less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property. Some foreign issuers listed on U.S. exchanges may not fully comply with U.S. audit requirements, and may be delisted as a result. Foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

In order to gain exposure to certain foreign issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Foreign Currency Translation

Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Semi-annual Report – October 31, 2024	35

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close dates. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Trust Expenses

Some expenses of the Trust can be directly attributed to the Funds. Expenses that cannot be directly attributed to the Funds are apportioned among all funds in the Trust based on the average daily net assets of each fund.

Fund and Class Expenses

Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Income Taxes

Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing due date of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

36	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Distributions to Shareholders

In general, the Seafarer Overseas Growth and Income Fund’s policy is to distribute to its shareholders substantially all net investment income paid out via semi-annual dividends, in June and December. The Seafarer Overseas Value Fund’s policy is to distribute to its shareholders substantially all net investment income via one annual dividend in December. It is also each Fund’s policy to distribute annually all net realized short-term and long-term capital gains, if any, after offsetting any capital loss carryovers. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. Each Fund may make additional distributions at other times if the Fund believes doing so may be necessary for the Fund to share tax obligations more ratably and more equitably across shareholders over time.

3. Tax Basis Information

Tax Basis of Investments

As of October 31, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation), and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation/ (Depreciation) on Foreign Currencies	Net Unrealized Appreciation/ (Depreciation)
Seafarer Overseas Growth and Income Fund
	$3,216,165,172	$354,278,749	$(368,827,748)	$(3,366,829)	$(17,915,828)
Seafarer Overseas Value Fund
	84,960,381	17,458,495	(8,449,247)	(68,475)	8,940,773

Tax Basis of Distributions to Shareholders

The character of distributions made during the fiscal year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain is recorded by a Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Seafarer Overseas Growth and Income Fund	$57,012,453	$–
Seafarer Overseas Value Fund	2,707,078	–

Semi-annual Report – October 31, 2024	37

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of October 31, 2024.

4. Securities Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities and in-kind transactions) during the six months ended October 31, 2024 were as follows:

Fund	Purchase of Securities	Proceeds From Sales of Securities
Seafarer Overseas Growth and Income Fund	$298,289,193	$333,059,499
Seafarer Overseas Value Fund	8,356,546	5,323,468

5. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no preemptive rights.

6. Borrowings

On March 16, 2023, the Funds entered into a Credit Agreement with the Funds' custodian, Brown Brothers Harriman & Co. (“BBH”). On March 15, 2024, the Credit Agreement was renewed between the Funds and BBH. The Credit Agreement has a termination date of March 14, 2025. Under the terms of the Credit Agreement, the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund are collectively allowed to borrow up to $50,000,000. The borrowing of each Fund is several and not joint and subject to a 10:1 collateral-to-debt ratio. The collateral for the Credit Agreement is the assets of each Fund. Interest is charged at a rate of the higher of the Federal Funds Rate or the Adjusted Term Secured Overnight Financing Rate (SOFR) plus an applicable margin of 2%. For the six months ended October 31, 2024, the Funds did not have outstanding borrowings.

7. Management and Related Party Transactions

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies, limitations and investment guidelines established jointly by the Adviser and the Trustees. Pursuant to the investment advisory agreement, the Funds, in the aggregate, pay the Adviser an annual management fee of 0.75% of the aggregate average daily net assets of the Funds up to $1.5 billion and 0.70% of the aggregate average daily net assets of the Funds over $1.5 billion. Each Fund pays the Adviser a monthly fee at the annual rate using the applicable management fee calculated based on the Fund’s pro rata share of the Funds’ combined average daily net assets.

38	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Effective September 1, 2015, the Adviser contractually, through successive one-year agreements, agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursements (inclusive of acquired fund fees and expenses, and exclusive of brokerage expenses, interest expenses, taxes and extraordinary expenses) to 1.05%, 1.15%, and 1.35% of a Fund’s average daily net assets for the Institutional, Investor, and Retail share classes, respectively. The current agreement (the “Expense Agreement”) shall continue at least through August 31, 2025. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has reimbursed through the Expense Agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such fees and expenses more than three years after the date on which the fees or expenses were deferred. This agreement may not be terminated or modified prior to August 31, 2025, except with the approval of the Funds’ Board. During the six months ended October 31, 2024, the Adviser agreed that it will only seek to recoup waived management fees and will not recoup any reimbursed expenses. As of October 31, 2024, the Adviser had recouped all available waived management fees from the Seafarer Overseas Growth and Income Fund.

For the six months ended October 31, 2024, the fee waivers and/or reimbursements were as follows for the Seafarer Overseas Value Fund:

Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Past Waived Fees By Adviser
Seafarer Overseas Value Fund
Institutional Class	$1,084	$9,555
Investor Class	1	555
Retail Class	–	–

As of October 31, 2024, the balances of recoupable expenses for each class were as follows for the Funds:

Fund	Expires 2025	Expires 2026	Expires 2027	Expires 2028	Total
Seafarer Overseas Growth and Income Fund
Institutional Class	$–	$–	$–	$–	$–
Investor Class	–	–	–	–	–
Retail Class	–	–	–	–	–
Seafarer Overseas Value Fund
Institutional Class	$71,429	$80,143	$22,769	$1,017	$175,358
Investor Class	–	508	930	–	1,438
Retail Class	–	–	–	–	–

Semi-annual Report – October 31, 2024	39

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Fund Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. Officers of the Trust are employees of ALPS.

The Funds’ administrative fee is accrued on a daily basis and paid monthly. The Administrator is also reimbursed by the Funds for certain out-of-pocket expenses. Administrative fees paid by the Funds for the six months ended October 31, 2024 are disclosed in the Statements of Operations.

Transfer Agent

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS is paid an annual base fee per Fund and a fee based on the number of shareholder accounts. The Transfer Agent is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six months ended October 31, 2024 are disclosed in the Statements of Operations.

Compliance Services

ALPS provides compliance services to the Funds under the Chief Compliance Officer Services Agreement with the Trust. ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in accordance with the requirements of Rule 38a-1 under the 1940 Act. ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Compliance service fees paid by the Funds for the six months ended October 31, 2024 are disclosed in the Statements of Operations.

Principal Financial Officer

ALPS provides principal financial officer services to the Funds under the Principal Financial Officer Services Agreement with the Trust. Under this Agreement, ALPS is paid an annual base fee and is reimbursed for certain out-of-pocket expenses. Principal financial officer fees paid by the Funds for the six months ended October 31, 2024 are disclosed in the Statements of Operations.

Distributor

ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of the Funds’ shares pursuant to the Distribution Agreement with the Trust. Under a side letter agreement, the Adviser pays ADI an annual base fee per Fund for the distribution services. The Adviser also reimburses ADI for certain out-of-pocket expenses. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of the Funds’ shares, although it is not obliged to sell any particular amount of shares. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

Distribution and Services (12b-1) Plan for Retail Class Shares

Each Fund has adopted a separate plan of distribution for Retail Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).

40	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

The Plan allows each Fund, as applicable, to use Retail Class assets to pay fees in connection with the distribution and marketing of Retail Class shares and/or the provision of ongoing shareholder services to Retail Class shareholders.

The Plan permits each Fund to make total payments at an annual rate of up to 0.20% of a Fund’s average daily net assets attributable to its Retail Class shares. Because these fees are paid out of a Fund’s Retail Class assets on an ongoing basis, over time they will increase the cost of an investment in Retail Class shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, each Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for beneficial shareholders of the Fund’s Retail Class. The Plan permits payment for services and related expenses in connection with a financial intermediary’s administration of mutual fund distribution platforms that offer Retail Class shares of each Fund. The Adviser will not receive any payment, reimbursement, or any other form of disbursement from this Plan under any circumstances. Any amounts paid by a Fund to the Distributor in excess of the payments made by the Distributor to the parties providing services shall be periodically remitted to the Fund for the benefit of the shareholders of the Retail Class.

Shareholder Service Plan for Investor Class and Institutional Class Shares

Each Fund has adopted a Shareholder Services Plan (a “Services Plan”) for each of its share classes. Under the Services Plan, each Fund is authorized to enter into shareholder service agreements with investment advisers, financial institutions and other service providers (“Participating Organizations”) to maintain and provide certain administrative and servicing functions in relation to the accounts of shareholders. Shareholder service arrangements typically include processing orders for shares, generating account and confirmation statements, sub-accounting, account maintenance, tax reporting, and disbursing cash dividends as well as other investment or administrative services required for a particular Participating Organizations’ products, programs, platform and accounts. The Services Plan will cause each Fund to pay an aggregate fee, not to exceed on an annual basis 0.15% and 0.05% of the average daily net asset value of the Investor and Institutional share classes, respectively. Such payments will be made on assets attributable to or held in the name of a Participating Organization, on behalf of its clients as compensation for providing service activities pursuant to an agreement with the Participating Organization. Participating Organizations may charge less than the maximum fees described above, and therefore the Funds may pay less than those maximum fees. Shareholder Services Plan fees paid by the Funds for the six months ended October 31, 2024 are disclosed in the Statements of Operations.

Trustees

The fees and expenses of the Trustees of the Board are presented in the Statements of Operations.

Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. Previously, all Trustees received a quarterly retainer of $33,500, plus $12,500 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

Semi-annual Report – October 31, 2024	41

Seafarer Funds	Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

8. Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Subsequent Event

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

42	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Tax Designations

October 31, 2024 (Unaudited)

Tax Designations

The Funds designate the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2023:

	Dividends Received Deduction	Qualified Dividend Income
Seafarer Overseas Growth and Income Fund	-	49.09%
Seafarer Overseas Value Fund	-	29.81%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

The Funds hereby designate the following numbers as long-term capital gain distributions:

Long Term Capital Gain Distributions
Seafarer Overseas Growth and Income Fund	-
Seafarer Overseas Value Fund	-

The Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund designate foreign taxes paid in the amounts of $5,838,201 and $102,256 and foreign source income in the amounts of $97,277,634 and $4,019,409, respectively, for federal income tax purposes for the year ended April 30, 2024.

Please consult a tax advisor if you have questions about federal or state income tax laws, or how to prepare your tax returns.

Semi-annual Report – October 31, 2024	43

Seafarer Funds	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

44	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Proxy Disclosures for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-annual Report – October 31, 2024	45

Seafarer Funds	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Included in the Statements of Operations.

46	(855) 732-9220 seafarerfunds.com

Seafarer Funds	Statement Regarding Basis for Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-annual Report – October 31, 2024	47

SEAFARER FUNDS

P.O. Box 219623
Kansas City, MO 64121
(855) 732-9220
seafarerfunds.com

Seafarer Funds distributed by ALPS Distributors, Inc.
Must be accompanied or preceded by a prospectus.

Vulcan Value Partners Fund	Statement of Investments

  October 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.06%)
Communications (8.02%)
Internet (8.02%)
Alphabet, Inc., Class C	108,068	$18,662,263
Amazon.com, Inc.(a)	100,958	18,818,571
		37,480,834

TOTAL COMMUNICATIONS		37,480,834

Consumer, Cyclical (12.28%)
Apparel (1.76%)
LVMH Moet Hennessy Louis Vuitton SE	12,426	8,242,279

Entertainment (2.93%)
Live Nation Entertainment, Inc.(a)	116,883	13,691,675

Food Service (2.55%)
Sodexo SA(a)	137,216	11,910,671

Lodging (2.08%)
InterContinental Hotels Group PLC, ADR	43,394	4,836,262
Marriott International, Inc., Class A	18,864	4,905,017
		9,741,279

Retail (2.96%)
CarMax, Inc.(a)	191,072	13,829,791

TOTAL CONSUMER, CYCLICAL		57,415,695

Consumer, Non-cyclical (12.70%)
Beverages (2.79%)
Diageo PLC	421,667	13,043,882

Commercial Services (3.93%)
Bureau Veritas SA	231,572	7,314,948
Rentokil Initial PLC	2,209,523	11,040,207
		18,355,155

Healthcare-Products (1.51%)
Abbott Laboratories	62,179	7,049,233

Semi-Annual Report | October 31, 2024	1

Statement of Investments	Vulcan Value Partners Fund

October 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Consumer, Non-cyclical (continued)
Healthcare-Services (4.47%)
Elevance Health, Inc.	51,540	$20,912,871

TOTAL CONSUMER, NON-CYCLICAL		59,361,141

Financial (33.34%)
Diversified Financial Services (10.31%)
Ares Management Corp., Class A	86,776	14,550,600
Mastercard, Inc., Class A	33,046	16,509,451
Visa, Inc., Class A	59,055	17,117,092
		48,177,143

Insurance (3.16%)
Everest Group, Ltd.	41,534	14,769,906

Private Equity (9.08%)
Carlyle Group, Inc.	478,271	23,927,898
KKR & Co., Inc., Class A	38,306	5,295,421
Partners Group Holding AG	9,580	13,234,833
		42,458,152

Real Estate (10.79%)
CBRE Group, Inc., Class A(a)	79,937	10,469,349
CoStar Group, Inc.(a)	283,979	20,670,831
Jones Lang LaSalle, Inc.(a)	71,194	19,290,726
		50,430,906

TOTAL FINANCIAL		155,836,107

Industrial (5.90%)
Aerospace/Defense (5.90%)
HEICO Corp., Class A	72,891	13,995,801
TransDigm Group, Inc.	10,438	13,593,407
		27,589,208

TOTAL INDUSTRIAL		27,589,208

Technology (26.82%)
Semiconductors (8.67%)
Qorvo, Inc.(a)	285,920	20,374,659
Skyworks Solutions, Inc.	229,805	20,126,322
		40,500,981
Software (18.15%)
Fiserv, Inc.(a)	47,315	9,363,639
Microsoft Corp.	51,538	20,942,466

2	www.vulcanvaluepartners.com

Vulcan Value Partners Fund	Statement of Investments

    October 31, 2024 (Unaudited)

		Value
	Shares	(Note 2)
Technology (continued)
Software (continued)
Nice, Ltd.(a)	107,990	$18,757,863
Salesforce, Inc.	74,576	21,729,209
SS&C Technologies Holdings, Inc.	201,154	14,066,699
		84,859,876

TOTAL TECHNOLOGY		125,360,857

TOTAL COMMON STOCKS
(Cost $325,650,370)		463,043,842

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.14%)
Money Market Fund (1.14%)
Invesco Government & Agency Portfolio, Institutional Class	4.712%	5,331,513	5,331,513

TOTAL SHORT TERM INVESTMENTS
(Cost $5,331,513)			5,331,513

TOTAL INVESTMENTS (100.20%)
(Cost $330,981,883)			$468,375,355

Liabilities In Excess Of Other Assets (-0.20%)			(936,845)

NET ASSETS (100.00%)			$467,438,510

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	3

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.91%)
Consumer, Cyclical (6.74%)
Home Furnishings (3.84%)
MillerKnoll, Inc.	286,242	$6,400,371

Retail (2.90%)
CarMax, Inc.(a)	66,831	4,837,228

TOTAL CONSUMER, CYCLICAL		11,237,599

Consumer, Non-cyclical (33.35%)
Commercial Services (25.55%)
ABM Industries, Inc.	168,365	8,933,447
Colliers International Group, Inc.	58,993	9,004,692
Dun & Bradstreet Corp.	421,434	5,010,850
ISS A/S	438,358	8,418,468
PROG Holdings, Inc.	112,511	4,913,355
Savills PLC	457,819	6,340,231
		42,621,043

Food (4.73%)
Premium Brands Holdings Corp.	126,271	7,884,512

Healthcare-Services (3.07%)
Medpace Holdings, Inc.(a)	16,324	5,129,328

TOTAL CONSUMER, NON-CYCLICAL		55,634,883

Financial (11.91%)
Diversified Financial Services (3.92%)
Virtus Investment Partners, Inc.	30,231	6,541,081

Real Estate (5.11%)
Cushman & Wakefield PLC(a)	629,502	8,529,752

REITS (2.88%)
Park Hotels & Resorts, Inc.	345,692	4,801,662

TOTAL FINANCIAL		19,872,495

Industrial (33.84%)
Building Materials (11.58%)
Forterra PLC	2,016,278	5,002,216
Ibstock PLC	4,503,270	11,642,584
Victoria PLC(a)(b)	2,089,483	2,680,828
		19,325,628

4	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund	Statement of Investments

October 31, 2024 (Unaudited)

	Shares	Value (Note 2)
Industrial (continued)
Electrical Components & Equipment (8.85%)
Acuity Brands, Inc.	11,487	$3,454,026
EnerSys	31,709	3,071,334
Littelfuse, Inc.	33,664	8,235,224
		14,760,584

Electronics (5.07%)
Ituran Location and Control, Ltd.	316,170	8,451,224

Manufactured Goods (2.93%)
Timken Co.	58,913	4,889,779

Packaging&Containers (5.41%)
Crown Holdings, Inc.	34,777	3,253,388
Sealed Air Corp.	159,528	5,771,723
		9,025,111

TOTAL INDUSTRIAL		56,452,326

Technology (13.07%)
Computers (8.81%)
Genpact, Ltd.	222,120	8,478,320
Sdiptech AB, Class B(a)	276,133	6,214,875
		14,693,195

Semiconductors (4.26%)
Qorvo, Inc.(a)	99,819	7,113,102

TOTAL TECHNOLOGY		21,806,297

TOTAL COMMON STOCKS
(Cost $150,234,085)		165,003,600

Semi-Annual Report | October 31, 2024	5

Statement of Investments	Vulcan Value Partners Small Cap Fund

October 31, 2024 (Unaudited)

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.25%)
Money Market Fund (0.25%)
Invesco Government & Agency Portfolio, Institutional Class	4.712%	424,031	$424,031

TOTAL SHORT TERM INVESTMENTS
(Cost $424,031)			424,031

TOTAL INVESTMENTS (99.16%)
(Cost $150,658,116)			$165,427,631

Other Assets In Excess Of Liabilities (0.84%)			1,399,418

NET ASSETS (100.00%)			$166,827,049

(a)	Non-Income Producing Security.

(b)	As of October 31, 2024 the security was deemed illiquid. Total value of such security is $2,680,828 representing 1.61% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements and Financial Highlights.

6	www.vulcanvaluepartners.com

 Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	Vulcan Value Partners	Vulcan Value Partners
	Fund	Small Cap Fund
ASSETS:
Investments, at value	$468,375,355	$165,427,631
Receivable for investments sold	4,134,669	1,315,653
Receivable for shares sold	76,739	37,711
Dividends receivable	230,967	198,722
Other assets	19,915	27,359
Total assets	472,837,645	167,007,076

LIABILITIES:
Payable for investments purchased	5,166,534	–
Payable for shares redeemed	51,753	56,236
Payable to adviser	9,442	–
Payable for administration fees	34,958	32,067
Payable for transfer agency fees	89,024	37,745
Payable for delegated transfer agent equivalent services fees	2,064	1,633
Payable for professional fees	10,635	11,240
Payable for trustee fees and expenses	1,908	4,542
Payable for principal financial officer fees	2,085	851
Accrued expenses and other liabilities	30,732	35,713
Total liabilities	5,399,135	180,027
NET ASSETS	$467,438,510	$166,827,049

NET ASSETS CONSIST OF:

Paid-in capital (Note 5)	$412,230,350	$531,423,140
Total distributable earnings	55,208,160	(364,596,091)
NET ASSETS	$467,438,510	$166,827,049

INVESTMENTS, AT COST	$331,422,478	$150,658,116

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	7

Statements of Assets and Liabilities

October 31, 2024 (Unaudited)

	Vulcan Value Partners	Vulcan Value Partners
	Fund	Small Cap Fund
PRICING OF SHARES:
Investor Class:
Net Asset Value, offering and redemption price per share	$26.97	$12.38
Net Assets	$148,437,102	$44,124,919
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,503,621	3,563,018
Institutional Class:
Net Asset Value, offering and redemption price per share	27.23	12.54
Net Assets	319,001,408	122,702,130
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	11,716,506	9,784,204

See Notes to Financial Statements and Financial Highlights.

8	www.vulcanvaluepartners.com

Statements of Operations

For the Six Months Ended October 31, 2024 (Unaudited)

	Vulcan Value Partners	Vulcan Value Partners
	Fund	Small Cap Fund
INVESTMENT INCOME:
Dividends	$4,062,416	$2,749,136
Foreign taxes withheld	(41,885)	(135,412)
Total investment income	4,020,531	2,613,724

EXPENSES:
Investment advisory fees (Note 6)	2,977,352	1,612,349
Administrative fees	127,365	79,462
Transfer agency fees	35,296	35,217
Delegated transfer agent equivalent services fees
Investor Class	6,286	3,965
Institutional Class	168,424	91,788
Professional fees	33,758	18,719
Custodian fees	19,891	22,180
Principal financial officer fees	6,265	2,944
Trustee fees and expenses	34,388	12,876
ReFlow Fees (Note 2)	21,902	22,419
Other	49,345	44,495
Total expenses before waiver	3,480,272	1,946,414
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	–	(23,560)
Institutional Class	(736,641)	(462,935)
Total net expenses	2,743,631	1,459,919
NET INVESTMENT INCOME	1,276,900	1,153,805

Net realized gain on investments(a)	132,709,343	1,077,188
Net realized gain/(loss) on foreign currency transactions	(8,857)	65,566
Net realized gain	132,700,486	1,142,754
Net change in unrealized appreciation/(depreciation) of investments	(93,029,941)	28,274,134
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,157	1,389
Net change in unrealized appreciation/(depreciation)	(93,026,784)	28,275,523
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	39,673,702	29,418,277
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,950,602	$30,572,082

(a)	See Note 2 for gain/(loss) on in-kind transactions.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	9

Statements of Changes in Net Assets	Vulcan Value Partners Fund

	For the Six
	Months Ended	For the
	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024
OPERATIONS:
Net investment income	$1,276,900	$1,138,482
Net realized gain	132,700,486	195,676,262
Net change in unrealized appreciation/(depreciation)	(93,026,784)	33,902,831
Net increase in net assets resulting from operations	40,950,602	230,717,575

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From distributable earnings
Investor Class	–	(103,401)
Institutional Class	–	(1,196,649)
Net decrease in net assets from distributions	–	(1,300,050)

SHARE TRANSACTIONS (Note 5):
Investor Class
Proceeds from sales of shares	1,041,040	4,035,601
Issued to shareholders in reinvestment of distributions	–	91,742
Cost of shares redeemed, net of redemption fees	(33,557,245)	(128,229,453)
Institutional Class
Proceeds from sales of shares	27,693,718	146,065,697
Issued to shareholders in reinvestment of distributions	–	1,140,372
Cost of shares redeemed, net of redemption fees	(255,011,840)	(495,617,376)
Net decrease from share transactions	(259,834,327)	(472,513,417)

Net decrease in net assets	(218,883,725)	(243,095,892)

NET ASSETS:
Beginning of year	686,322,235	929,418,127
End of period	$467,438,510	$686,322,235

See Notes to Financial Statements and Financial Highlights.

10	www.vulcanvaluepartners.com

Statements of Changes in Net Assets	Vulcan Value Partners Small Cap Fund

	For the Six
	Months Ended	For the
	October 31, 2024	Year Ended
	(Unaudited)	April 30, 2024
OPERATIONS:
Net investment income	$1,153,805	$2,226,143
Net realized gain/(loss)	1,142,754	(6,931,909)
Net change in unrealized appreciation	28,275,523	25,637,680
Net increase in net assets resulting from operations	30,572,082	20,931,914

DISTRIBUTIONS TO SHAREHOLDERS (Note 3):
From distributable earnings
Investor Class	–	(197,522)
Institutional Class	–	(1,702,595)
Net decrease in net assets from distributions	–	(1,900,117)

SHARE TRANSACTIONS (Note 5):
Investor Class
Proceeds from sales of shares	2,709,425	4,850,934
Issued to shareholders in reinvestment of distributions	–	175,315
Cost of shares redeemed, net of redemption fees	(11,241,699)	(35,058,287)
Institutional Class
Proceeds from sales of shares	20,641,354	63,581,936
Issued to shareholders in reinvestment of distributions	–	1,373,221
Cost of shares redeemed, net of redemption fees	(185,509,093)	(162,850,567)
Net decrease from share transactions	(173,400,013)	(127,927,448)

Net decrease in net assets	(142,827,931)	(108,895,651)

NET ASSETS:
Beginning of year	309,654,980	418,550,631
End of period	$166,827,049	$309,654,980

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	11

Financial Highlights	Vulcan Value Partners Fund

For a share outstanding throughout the period or years presented.

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

12	www.vulcanvaluepartners.com

Vulcan Value Partners Fund

For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
$25.21		$19.01	$20.74	$29.87	$19.50	$21.05

0.03		0.00 (b)	0.00 (b)	(0.16)	(0.14)	0.03
1.73		6.21	(0.74)	(5.75)	11.42	(0.53)
1.76		6.21	(0.74)	(5.91)	11.28	(0.50)

–		(0.01)	–	–	0.00 (b)	0.00 (b)
–		–	(0.99)	(3.22)	(0.91)	(1.05)
–		(0.01)	(0.99)	(3.22)	(0.91)	(1.05)

–		–	–	–	0.00 (b)	0.00 (b)
1.76		6.20	(1.73)	(9.13)	10.37	(1.55)
$26.97		$25.21	$19.01	$20.74	$29.87	$19.50

6.98	%(c)	32.68%	(2.99%)	(22.93%)	58.62%	(3.15%)

$148,437		$170,238	$232,565	$437,470	$624,789	$500,309

1.12	%(d)	1.08%	1.08%	1.06%	1.08%	1.09%
1.12	%(d)	1.08%	1.08%	1.06%	1.08%	1.09%

0.25	%(d)	(0.02%)	0.01%	(0.54%)	(0.57%)	0.12%

22	%(c)	32%	40%	49%	67%	80%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	13

Financial Highlights	Vulcan Value Partners Fund

For a share outstanding throughout the period or years presented.

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

14	www.vulcanvaluepartners.com

Vulcan Value Partners Fund

For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period May 1, 2019 (Inception) to April 30, 2020
$25.40	$19.15	$20.84	$29.93	$19.52	$21.02

0.07	0.04	0.04	(0.10)	(0.09)	0.09
1.76	6.26	(0.74)	(5.77)	11.46	(0.51)
1.83	6.30	(0.70)	(5.87)	11.37	(0.42)

–	(0.05)	–	–	(0.05)	(0.03)
–	–	(0.99)	(3.22)	(0.91)	(1.05)
–	(0.05)	(0.99)	(3.22)	(0.96)	(1.08)

–	–	–	–	0.00 (b)	0.00	(b)
1.83	6.25	(1.69)	(9.09)	10.41	(1.50)
$27.23	$25.40	$19.15	$20.84	$29.93	$19.52

7.20%	32.94%	(2.78%)	(22.74%)	59.02%	(2.83	%)(c)

$319,001	$516,084	$696,853	$966,357	$1,147,175	$768,726

1.19%	1.13%	1.13%	1.11%	1.12%	1.14	%(d)
0.85%	0.85%	0.85%	0.85%	0.85%	0.85	%(d)

0.49%	0.20%	0.23%	(0.34%)	(0.36%)	0.40	%(d)

22%	32%	40%	49%	67%	80	%(c)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	15

Financial Highlights	Vulcan Value Partners Small Cap Fund

For a share outstanding throughout the period or years presented.

Investor Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

16	www.vulcanvaluepartners.com

Vulcan Value Partners Small Cap Fund

For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
$11.49		$10.87	$14.47	$22.62	$12.01	$17.31

0.04		0.04	0.01	(0.10)	(0.10)	0.12
0.85		0.62	(2.18)	(3.22)	10.73	(4.57)
0.89		0.66	(2.17)	(3.32)	10.63	(4.45)

–		(0.04)	–	–	(0.02)	(0.08)
–		–	(1.43)	(4.83)	–	(0.77)
–		(0.04)	(1.43)	(4.83)	(0.02)	(0.85)

–		–	–	–	0.00 (b)	0.00 (b)
0.89		0.62	(3.60)	(8.15)	10.61	(5.30)
$12.38		$11.49	$10.87	$14.47	$22.62	$12.01
7.75	%(c)	6.11%	(14.39%)	(21.58%)	88.51%	(27.28%)

$44,125		$48,711	$75,271	$221,910	$310,600	$153,249
1.35	%(d)	1.27%	1.26%	1.25%	1.25%	1.26%
1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%

0.62	%(d)	0.38%	0.12%	(0.47%)	(0.65%)	0.75%

10	%(c)	33%	26%	69%	75%	102%

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	17

Financial Highlights	Vulcan Value Partners Small Cap Fund

For a share outstanding throughout the period or years presented.

Institutional Class
NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
From net realized gains on investments
Total distributions

Redemption fees added to paid-in capital
Increase/(decrease) in net asset value
NET ASSET VALUE, END OF PERIOD

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000's)

Ratio of expenses to average net assets without fee waivers/reimbursements
Ratio of expenses to average net assets including fee waivers/reimbursements

Net investment income/(loss) to average net assets including fee waivers/reimbursements

Portfolio turnover rate

(a)	Per share numbers have been calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements and Financial Highlights.

18	www.vulcanvaluepartners.com

Financial Highlights	Vulcan Value Partners Small Cap Fund

For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Period May 1, 2019 (Inception) to April 30, 2020
$11.62	$10.99	$14.57	$22.70	$12.03	$17.18

0.06	0.07	0.05	(0.04)	(0.06)	0.12
0.86	0.62	(2.20)	(3.26)	10.77	(4.41)
0.92	0.69	(2.15)	(3.30)	10.71	(4.29)

–	(0.06)	–	–	(0.04)	(0.09)
–	–	(1.43)	(4.83)	–	(0.77)
–	(0.06)	(1.43)	(4.83)	(0.04)	(0.86)

–	–	–	–	0.00 (b)	0.00	(b)
0.92	0.63	(3.58)	(8.13)	10.67	(5.15)
$12.54	$11.62	$10.99	$14.57	$22.70	$12.03

7.92%	6.33%	(14.14%)	(21.40%)	89.07%	(26.56	%)(c)

$122,702	$260,944	$343,279	$721,399	$710,679	$247,629

1.40%	1.32%	1.31%	1.27%	1.29%	1.32	%(d)
1.00%	1.00%	1.00%	1.00%	1.00%	1.00	%(d)

0.87%	0.64%	0.42%	(0.19%)	(0.39%)	0.76	%(d)

10%	33%	26%	69%	75%	102	%(c)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | October 31, 2024	19

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service utilized by the valuation designee which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through

20	www.vulcanvaluepartners.com

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the "Board" or the “Trustees”).

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | October 31, 2024	21

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

The following is a summary of each input used to value each Fund’s investments as of October 31, 2024:

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$463,043,842	$–	$–	$463,043,842
Short Term Investments	5,331,513	–	–	5,331,513
TOTAL	$468,375,355	$–	$–	$468,375,355

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Common Stocks(a)	$165,003,600	$–	$–	$165,003,600
Short Term Investments	424,031	–	–	424,031
TOTAL	$165,427,631	$–	$–	$165,427,631

(a)	For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

For the six-months ended October 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the six-months ended October 31, 2024.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

ReFlow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 28 days), or at other times as the Fund

22	www.vulcanvaluepartners.com

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

may request. ReFlow may choose to redeem its position in the Fund with an in-kind transfer of securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.

For the six-months ended October 31, 2024, ReFlow purchased 978,391 shares at a value of $27,176,177 and redeemed 978,391 shares at a value of $26,767,604 from the Vulcan Value Partners Fund.

For the six-months ended October 31, 2024, ReFlow purchased 1,222,693 shares at a value of $16,102,965 and redeemed 1,215,766 shares at a value of $15,865,797 from the Vulcan Value Partners Small Cap Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m.

Semi-Annual Report | October 31, 2024	23

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

In-Kind Redemptions: During the six-months ended October 31, 2024, the Vulcan Value Partners Fund distributed portfolio securities rather than cash as payment for certain redemptions of fund shares (in-kind redemptions) in the amount of $14,837,963. For financial reporting purposes, the Vulcan Value Partners Fund recognized gains on the in-kind redemptions in the amount of $7,971,348. During the six-months ended October 31, 2024, the Vulcan Value Partners Small Cap Fund distributed portfolio securities rather than cash as payment for certain redemptions of fund shares (in-kind redemptions) in the amount of $15,342,982. For financial reporting purposes, the Vulcan Value Partners Small Cap Fund recognized gains on the in-kind redemptions in the amount of $6,086,958. For tax purposes, the gains are not recognized.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Funds. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets of each fund.

Fund and Class Expenses: Expenses that are specific to a Fund or class of shares of a Fund, including shareholder servicing fees, are charged directly to that Fund or share class. Expenses that are common to all Funds are generally allocated among the Funds in proportion to their average daily net assets.

Federal Income Taxes: Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six-months ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

24	www.vulcanvaluepartners.com

Notes to Financial Statements and Financial Highlights

 October 31, 2024 (Unaudited)

Distributions to Shareholders: Each Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income each Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than a year. Each Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for each Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of October 31, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation (excess of value over tax cost)	$145,695,398	$33,264,163
Gross depreciation (excess of tax cost over value)	(10,347,631)	(29,158,117)
Net unrealized appreciation	$135,347,767	$4,106,046
Cost of investments for income tax purposes	$333,074,728	$161,340,647

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by each Fund.

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain
Vulcan Value Partners Fund	$1,300,050	$–
Vulcan Value Partners Small Cap Fund	1,900,117	–

The tax character of distributions paid by the Funds for the fiscal year ended April 30, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gain
Vulcan Value Partners Fund	$29,911,862	$19,417,547
Vulcan Value Partners Small Cap Fund	–	56,598,927

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of October 31, 2024.

Semi-Annual Report | October 31, 2024	25

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities and in-kind transactions) during the six-months ended October 31, 2024, were as follows:

Fund	Purchase of Securities	Proceeds From Sales of Securities
Vulcan Value Partners Fund	$128,474,002	$387,324,469
Vulcan Value Partners Small Cap Fund	27,878,263	197,636,904

The cost of purchases in-kind, proceeds from sales in-kind along with their realized gains/(loss) during the six-months ended October 31, 2024, were as follows:

Fund	Purchases	Proceeds	Net Realized Gain/(Loss)
Vulcan Value Partners Fund	$–	$14,837,963	$7,971,348
Vulcan Value Partners Small Cap Fund	–	15,342,982	6,086,958

26	www.vulcanvaluepartners.com

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Transactions in shares of capital stock for the dates listed below were as follows:

Vulcan Value Partners Fund

	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Shares Sold
Institutional Class	1,042,516	6,469,524
Investor Class	42,941	190,272
Shares Issued in Reinvestment of Dividends
Institutional Class	–	51,345
Investor Class	–	4,159
Less Shares Redeemed
Institutional Class	(9,640,805)	(22,599,363)
Investor Class	(1,292,292)	(5,674,404)
Net Decrease	(9,847,640)	(21,558,467)

Vulcan Value Partners Small Cap Fund

	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Shares Sold
Institutional Class	1,579,802	5,538,640
Investor Class	214,928	427,806
Shares Issued in Reinvestment of Dividends
Institutional Class	–	123,602
Investor Class	–	15,938
Less Shares Redeemed
Institutional Class	(14,255,069)	(14,448,515)
Investor Class	(892,187)	(3,128,867)
Net Decrease	(13,352,526)	(11,471,396)

Semi-Annual Report | October 31, 2024	27

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds pay the Adviser an annual management fee of 1.00% and 1.15% for Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund, respectively, based on each Fund’s average daily net assets. The management fee is paid on a monthly basis.

With respect to the Funds’ Investor Class, to the extent the Total Annual Fund Operating Expenses with respect to either Fund (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) (“Designated Annual Fund Operating Expenses”) exceed 1.25% of such Fund’s average daily net assets for a particular fiscal year of the Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to such Fund for such fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Fund by the amount of such excess.

With respect to the Funds’ Institutional Class, to the extent the Total Annual Fund Operating Expenses with respect to either Fund (exclusive of Acquired Fund Fees and Expenses (if any), brokerage expenses, interest expense, taxes and extraordinary expenses) (“Designated Annual Fund Operating Expenses”) exceed 0.85% and 1.00% of the Vulcan Value Partners Fund’s and the Vulcan Value Partners Small Cap Fund’s average daily net assets, respectively, for a particular fiscal year of the Fund, the Adviser will reduce the Management Fee and/or Other Expenses otherwise payable to the Adviser with respect to such Fund for such fiscal year by an amount equal to such excess, and/or the Adviser shall reimburse the Fund by the amount of such excess.

The Adviser agrees that the foregoing fee waiver and reimbursement agreement for each Fund are effective as of September 1, 2024 and shall continue through August 31, 2025.

The Adviser will be permitted to recapture expenses it has borne through this letter agreement to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Funds will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred.

28	www.vulcanvaluepartners.com

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

For the six-months ended October 31, 2024, the fee waivers and/or reimbursements and recoupment amounts were as follows:

Fund	Fees Waived/Reimbursed By Adviser	Recoupment of Previously Waived Fees by Adviser
Vulcan Value Partners Fund
Investor	$–	$–
Institutional	(736,641)	–
Vulcan Value Partners Small Cap Fund
Investor	(23,560)	–
Institutional	(462,935)	–

As of October 31, 2024, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2024	Expires 2025	Expires 2026	Expires 2027	Total
Vulcan Value Partners Fund
Institutional	$3,139,514	$2,092,143	$1,693,410	$736,641	$7,661,708
Investor	–	–	–	–	–
Vulcan Value Partners Small Cap Fund
Institutional	–	–	–	–	–
Investor	–	–	–	–	–

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administration Agreement, ALPS provides operational services to the Funds including, but not limited to fund accounting and fund administration and generally assist in each Fund’s operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six-months ended October 31, 2024, are disclosed in the Statements of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Funds for certain out-of-pocket expenses. Transfer agent fees paid by the Funds for the six-months ended October 31, 2024, are disclosed in the Statements of Operations.

Compliance Services: ALPS provides services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Funds. Vulcan pays this fee on behalf of the Funds.

Principal Financial Officer: ALPS receives an annual fee for providing principal financial officer services to the Funds. Principal financial officer fees paid by the Funds for the six-months ended October 31, 2024 are disclosed in the Statements of Operations.

Semi-Annual Report | October 31, 2024	29

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS) acts as the distributor of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Funds, and ADI has agreed to use its best efforts to solicit orders for the sale of each Fund’s shares, although it is not obliged to sell any particular amount of shares. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission. Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of the Funds. Transactions may be processed through the National Securities Clearing Corporation (“NSCC”) or similar systems or processed on a manual basis. These fees are paid by the Funds to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Funds converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Funds may increase. Fees are disclosed on the Statements of Operations as “Delegated transfer agent equivalent services fees”.

Trustees: The fees and expenses of the Trustees of the Board are presented in the Statements of Operations.

Remuneration of Trustees. Effective January 1, 2024, all Trustees receive a quarterly retainer of $31,000, plus $12,500 for each regular quarterly Board meeting attended. Trustees receive $5,000 for each non-quarterly special Board meeting attended. Trustees receive $5,000 for each non-quarterly special Committee meeting attended for which a corresponding non-quarterly special Board meeting is not held. The Chairman of the Board and the Chairman of the Audit Committee also receive an additional quarterly retainer of $7,500 and $6,000, respectively. The Chairman of the Nominating and Governance Committee receives an additional quarterly retainer of $2,000. Previously, all Trustees received a quarterly retainer of $33,500, plus $12,500 for each regular or special in-person Board or Committee meeting attended, and $4,000 for each special telephonic Board or Committee meeting attended. The Chairman of the Board and the Chairman of the Audit Committee also received an additional quarterly retainer of $5,000. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

30	www.vulcanvaluepartners.com

Notes to Financial Statements and Financial Highlights

October 31, 2024 (Unaudited)

8. SUBSEQUENT EVENT

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined there were no subsequent events to report through the issuance of these Financial Statements.

Semi-Annual Report | October 31, 2024	31

Additional Information

October 31, 2024 (Unaudited)

1. TAX DESIGNATIONS

The Funds designate the following for federal income tax purposes for the calendar year ended December 31, 2023:

	Qualified Dividend	Dividend Received
	Income	Deduction
Vulcan Value Partners Fund	100%	100%
Vulcan Value Partners Small Cap Fund	100%	100%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Funds during the calendar year 2023 via Form 1099. The Funds will notify shareholders in early 2025 of amounts paid to them by the Funds, if any, during the calendar year 2024.

32	www.vulcanvaluepartners.com

Changes in Disagreements with Accountants
for Open-End Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable to this reporting period.

Semi-Annual Report | October 31, 2024	33

Proxy Disclosures for Open-End

Management Investment Companies

October 31, 2024 (Unaudited)

Not applicable to this reporting period.

34	www.vulcanvaluepartners.com

Remuneration Paid to Directors, Officers, and Others
of Open-End Management Investment Companies

October 31, 2024 (Unaudited)

This information is disclosed as part of the financial statements for each Fund in the Statement of Operations.

Semi-Annual Report | October 31, 2024	35

Statement Regarding Basis for

Approval of Investment Advisory Contract

October 31, 2024 (Unaudited)

Not applicable to this reporting period.

36	www.vulcanvaluepartners.com

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants are filed under Item 7 of this Form.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remuneration paid are filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Lucas Foss
Lucas Foss (Principal Executive Officer)
President

Date:	January 6, 2025

By:	/s/ Jennell Panella
Jennell Panella (Principal Financial Officer)
Treasurer

Date:	January 6, 2025